Loan Level Exception - Disposition
Customer loan ID	Edgar Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	22NQM2 - 113	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Per Guidelines page 27/35 - VOR paid as agreed for most recent 12 months is required.	REVIEWER - WAIVED COMMENT (2019-05-05): Waived by client w/ comp factors noted
REVIEWER - GENERAL COMMENT (2019-05-05): Seller provided 3rd party verification of self employment, however the VOR was not provided.  Exception remains.
BUYER - GENERAL COMMENT (2019-05-05): Attached is CPA letter for exception ID 1847142 - Exception:  Ability to Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship employment status using reasonably reliable third-party records. (XXXX/Schedule C)
REVIEWER - GENERAL COMMENT (2019-05-05): Seller provided bank statements to show monthly payments were made, however there is no evidence in bank statements that funds were paid for rent.  Additionally, not all statements include a $4000 wire out.  Cancelled checks would be sufficent to support a non-institutional VOR, but in this case do not verify sufficiently on their own.  A VOR is still required.  Exception remains.
														BUYER - GENERAL COMMENT (2019-05-05): Seller: Attached are 11 months bank statements (XX/XX/XXXX) with XXXX #XXX showing electronic debit to XXXX Wire Out - Dom of XXX for monthly rental. April 2015 statements shows April & May were paid at the beginning and end of the month. This should cure this exception.	1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties		BUYER - WAIVED COMMENT (2019-05-05): XXCP considers informational non-material BUYER - WAIVED COMMENT (2019-05-05): XXCP considers informational non-material	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Job stability - 17 years, $XXXXresidual income, 26 months reserves, 690 FICO.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 105	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Application / Processing - Missing Document: AUS not provided		REVIEWER - WAIVED COMMENT (2019-05-05): Client elects to waive.	1				1					814 representative FICO score > 660 guideline minimum - 154 points above guideline minimum		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 106	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Most recent 2 months bank statements need to be pulled directly from financial institution by originator or be certified true by bank officer.	REVIEWER - WAIVED COMMENT (2019-05-05): Client elects to waive. REVIEWER - GENERAL COMMENT (2019-05-05): Bank statements provided by borrower do not meet guideline requirement set in the exception. Must be pulled by originator or certified true by bank officer. BUYER - GENERAL COMMENT (2019-05-05): please see bank statements provided by client	1				1	[1] State Compliance - Connecticut HB5577 NP Threshold Test Fixed Loans: Connecticut Non-Prime Home Loan: APR on subject loan of 5.83680% or Final Disclosure APR of 5.83800% is in excess of allowable threshold of APOR 3.46% + 1.5%, or 4.96000%. Compliant Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.83680% or Final Disclosure APR of 5.83800% is in excess of allowable threshold of APOR 3.46% + 1.5%, or 4.96000%. Compliant Higher Priced Mortgage Loan.		BUYER - WAIVED COMMENT (2019-05-05): Connecticut Non-Prime Home Loan allowed per XX program. Non-material. REVIEWER - WAIVED COMMENT (2019-05-05): EV1: Compliant HPML acceptable to client guidelines.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	10 months reserves > 3 months guideline minimum 798 representative FICO score > 620 guideline minimum - 178 points above guideline minimum Borrower has employment stability for 14 years in Day Care Borrower has owned the subject property for 20 years Borrower's overall monthly debt payment decreased by 28.1XX% per month with this refinance		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 108	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Assets Error: Accounts are missing [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.	Verification that funds have been liquidated is required for XXXX. $XXX included in the asset calculations for now. Reserves and cash to close amounts subject to change. Also missing second month's statement for accounts #XXX and XXX. Allowing for unsourced wire of $XXX, amount is less than the $XXX file originally listed in submission package. Reserves are short.	REVIEWER - WAIVED COMMENT (2019-05-05): Waived by client w/ comp factors BUYER - WAIVED COMMENT (2019-05-05): Asset docs REVIEWER - GENERAL COMMENT (2019-05-05): Missing source of $XXX received on 10/11. BDP Investments is not listed in submission file. BUYER - GENERAL COMMENT (2019-05-05): Asset docs REVIEWER - WAIVED COMMENT (2019-05-05): Waived by client w/ comp factors BUYER - WAIVED COMMENT (2019-05-05): Investment in XXXX verified with 3rd party records	1	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.19700% or Final Disclosure APR of 6.23100% is in excess of allowable threshold of APOR 3.20% + 1.5%, or 4.70000%. Compliant Higher Priced Loan.
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.19700% or Final Disclosure APR of 6.23100% is in excess of allowable threshold of APOR 3.20% + 1.5%, or 4.70000%.  Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure: Seller CD in file is estimated. Federal Compliance - TRID Final Closing Disclosure Closing Date: Signature/Notary date is XX/XX/XX, Final CD discloses a Closing date of XX/XX/XX.	BUYER - WAIVED COMMENT (2019-05-05): California HPML allowed per XX program
BUYER - WAIVED COMMENT (2019-05-05): Fed HPML allowed by XX Capital
BUYER - WAIVED COMMENT (2019-05-05): seller CD
REVIEWER - GENERAL COMMENT (2019-05-05): No Seller CD found in uploads.
REVIEWER - GENERAL COMMENT (2019-05-05): Seller CD provided is estimated.
BUYER - GENERAL COMMENT (2019-05-05): seller CD
REVIEWER - CURED COMMENT (2019-05-05): Data correct on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (2019-05-05): Unable to locate Final CD in uploads.
REVIEWER - GENERAL COMMENT (2019-05-05): No corrected CD provided that reflects 10/8 closing date.
BUYER - GENERAL COMMENT (2019-05-05): Final CD	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	XX% DTI, job stability - 11 years, $XX rssidual income		-	D	D	D	D	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 107	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Application / Processing - Missing Document: Other not provided	Borrower's ATR Certification not provided.	REVIEWER - WAIVED COMMENT (2019-05-05): As for the ATR Cert, please waive with compensating factors: REVIEWER - GENERAL COMMENT (2019-05-05): ATR Cert must be executed by borrowers. BUYER - GENERAL COMMENT (2019-05-05): ATR Certification	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Translation Services.  Fee Amount of $1,704.62 exceeds tolerance of $968.00. (7543)
[1] Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for (Translation Services fee) of ($736.62) was not provided.
Federal Compliance - TRID - Fee Tolerance without Cure: Cure for (Translation Services fee) of ($736.62) was not provided.
Federal Compliance - TRID -  Zero Percent Fee Tolerance: Fee disclosed as ($968.00) on (LE dated XX/XX/XXXX but disclosed as ($1704.62) on Final Closing Disclosure.
Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $12,201.23, while closing CD seller's fees total $8326.23.	REVIEWER - CURED COMMENT (2019-05-05): Corrected on PC CD, along with refund and LOE, curing exception.
BUYER - GENERAL COMMENT (2019-05-05): LOE and proof of shipping have been uploaded
BUYER - GENERAL COMMENT (2019-05-05): PCCD attached.
REVIEWER - CURED COMMENT (2019-05-05): Corrected on PC CD, along with refund and LOE, curing exception.
REVIEWER - CURED COMMENT (2019-05-05): Corrected on PC CD, along with refund and LOE, curing exception.
REVIEWER - GENERAL COMMENT (2019-05-05): Seller provided PC CD, refund and shipping evidence, however the PC CD was not properly corrected.  Bottom line of page 2 lender credits should reflect a tolerance refund on far left and top of page 3 calculating cash to close section total closing costs should reflect the amount exceeding the legal limit.
BUYER - WAIVED COMMENT (2019-05-05): Non-material, CD disclosed only seller paid fees paid on behalf of borrower	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	28 months of reserves 34% DTI < 43% guideline max Borrower has a disposable income of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 109	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.72500% or Final Disclosure APR of 6.72700% is in excess of allowable threshold of APOR 3.27% + 1.5%, or 4.77000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (FinXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly. Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: Seller CD reflects $27,016. Borrower's CD reflects $27,016 + $499 paid before closing.	REVIEWER - WAIVED COMMENT (2019-05-05): EV1: Compliant Federal HPML, allowable by client. BUYER - WAIVED COMMENT (2019-05-05): Non-material, Borrower's CD reflects only seller paid fees paid on behalf of borrower	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 110	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.14950% or Final Disclosure APR of 6.26300% is in excess of allowable threshold of APOR 3.24% + 2.5%, or 5.74000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Report date XX/XX/XXXX Effective date XX/XX/XXXX Provided date XX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of (125.27XX%) but calculated TIP is (123.09XX%). Unable to determine index value used by lender. Used Index Value = (1.6456%) for testing.
Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly.
Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: Seller's CD reflects $65,205.40. Borrower's CD reflects $10,373	BUYER - WAIVED COMMENT (2019-05-05): XX approves, Borrower received ToolKit and Charm Booklet as well as LE and CD which all outline ARM componeXX/XX/XXXXs during the origination process.
REVIEWER - GENERAL COMMENT (2019-05-05): Seller providedXX/XX/XXXX disclosure, however the ARM disclosure must be within 3 days of XX/XX/XXXX, when loan was redisclosed as ARM product.  Exception remains.
BUYER - GENERAL COMMENT (2019-05-05): ARM disclosure attached
BUYER - WAIVED COMMENT (2019-05-05): Non-material, the original appraisal was singed and completed on Nov 13th and provided to borrower on 11/16.  Appraisal revision did not impact Value.
REVIEWER - GENERAL COMMENT (2019-05-05): Seller response indicates borrower was provided an initial copy of appraisal report, however borrower is entitled to final report.  Please provide evidence appraisal used as final in file dated XX/XX/XXXX was received after report date and at least 3 days prior to closing as no 3 day waiver is present in file to clear the exception.
BUYER - GENERAL COMMENT (2019-05-05): The original appraisal was signed and completed in Nov 13th.
The reason that the date of signature changes is that the appraiser updates his signature date any time a revision is made.  Often times there are revisions requested in underwriting.  So the timing of delivery is actually correct because that is when the original appraisal was completed.
BUYER - WAIVED COMMENT (2019-05-05): Non-material, TIP over disclosed.
REVIEWER - GENERAL COMMENT (2019-05-05): Seller provided compliance report verifying index of 1.646% was used for qualification.  Unable to further determine cause of discrepancy.  XXX calc used 60 payments@XXX, 299@XXX, 1@XXX for total of $XXXX.  After deducting loan amount of $XXXX and adding per diem interest of $XXXX, total interest paid is $XXXX/loan amount $XXX=XXX%.  Exception remains.
BUYER - GENERAL COMMENT (2019-05-05): please see client's compliance report
REVIEWER - WAIVED COMMENT (2019-05-05): Compliant HPML acceptable to client, EV1
BUYER - WAIVED COMMENT (2019-05-05): Consumer CD reflects only seller fees paid on behalf of borrower, Non-material	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 111	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 3.00.	Guidelines require 3 month reserves; borrower has XX .	REVIEWER - WAIVED COMMENT (2019-05-05): XX is going to apply a waiver with compensating factors on the below exception. It's a discontinued entity. REVIEWER - GENERAL COMMENT (2019-05-05): Upon review of additional account, please provide explanation for $XXXX deposit on XX/XX/XXXX Otherwise, the account is not positive after backing out large unexplained deposit. BUYER - GENERAL COMMENT (2019-05-05): Please provide asset documentation for the XXXX	1	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.42510% or Final Disclosure APR of 6.44700% is in excess of allowable threshold of APOR 3.43% + 2.5%, or 5.93000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Recording Service Fee.  Fee Amount of $19.00 exceeds tolerance of $0.00. (8325)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.42510% or Final Disclosure APR of 6.44700% is in excess of allowable threshold of APOR 3.43% + 2.5%, or 5.93000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Disclosure reflects 12 months of Homeowner's Insurance collected at $2,921.28 or $243.44 monthly; escrow section reflects monthly homeowner's insurance as $273.44.
Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: Seller paid fees on the buyers Closing Disclosure is $0; seller paid fess on sellers Closing Disclosure is $65,493. Seller paid fees not listed on the borrowers Final CD, Archiving fee of $40, Escrow fee of $850, Wire fees of $60, Transfer Tax of $1,320, Unknown of $5,000, Home Warranty of $860, NHD report of $89, Borrower Realtor Commission of $31,250, Seller Realtor Commission of $25,000 and Owner's Title of $1,014.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for various 0% tolerance violations $19 was not provided.
Federal Compliance - TRID - Fee Tolerance without Cure: No cure was found related to the zero tolerance recording service fee.
Federal Compliance - TRID - Zero Percent Fee Tolerance: Recording Service fee disclosed as $0 on the LE dated XX/XX/XXXXbut disclosed as $19 on the Final Closing Disclosure.	BUYER - WAIVED COMMENT (2019-05-05): California HPML allowed per XX program
REVIEWER - CURED COMMENT (2019-05-05): Corrected CD provided, curing the exception.
BUYER - GENERAL COMMENT (2019-05-05): CD with correct escrow provided
BUYER - WAIVED COMMENT (2019-05-05): Non-material, CD discloses only seller fees paid on behalf of the borrower
REVIEWER - GENERAL COMMENT (2019-05-05): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.
REVIEWER - CURED COMMENT (2019-05-05): Cured with PC CD and refund
BUYER - GENERAL COMMENT (2019-05-05): PC CD provided
REVIEWER - GENERAL COMMENT (2019-05-05): PC CD was not provided, LOE, shipping and refund were included but no actual CD was provided.  Unable to cure.
BUYER - GENERAL COMMENT (2019-05-05): please see cure documents, PC CD and refund documentation, should clear multiple exceptions
REVIEWER - GENERAL COMMENT (2019-05-05): Fees in this section other than rcording are 0%, IE transfer tax.  If it were in title- section of fees and paid to same title agent, it would be outside of the 0% requirement.
BUYER - GENERAL COMMENT (2019-05-05): We think this fee should be a 10% tolerance fee, can you review?
REVIEWER - CURED COMMENT (2019-05-05): Cured with PC CD and refund
REVIEWER - CURED COMMENT (2019-05-05): Cured with PC CD and refund
REVIEWER - WAIVED COMMENT (2019-05-05): level 1	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	34% DTI < 43% guideline max 670 representative FICO score > 600 guideline minimum Borrower has a disposable income of $19k		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 112	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 5.82510% or Final Disclosure APR of 5.84800% is in excess of allowable threshold of APOR 3.23% + 1.5%, or 4.73000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $500.00.  Insufficent or no cure was provided to the borrower. (7506)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.82510% or Final Disclosure APR of 5.84800% is in excess of allowable threshold of APOR 3.23% + 1.5%, or 4.73000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	State Compliance - California HPML Threshold Test: Verified fees were input correctly.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: CD reflects $1012.50, calculates to be $1098.  ($91.50 x 12).
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: CD reflects $200, calculates to be $3539.56.
Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of XX/XX/XXXX), but transaction consummation (mortgage notary) date was XX/XX/XXXX).	BUYER - WAIVED COMMENT (2019-05-05): California HPML allowed under XX program REVIEWER - CURED COMMENT (2019-05-05): Cured on PC CD REVIEWER - CURED COMMENT (2019-05-05): Cured on PC CD and with COC for lender credit. REVIEWER - CURED COMMENT (2019-05-05): Cured on PC CD and with refund REVIEWER - WAIVED COMMENT (2019-05-05): Compliant HPML acceptable to client REVIEWER - CURED COMMENT (2019-05-05): Cured on PC CD BUYER - GENERAL COMMENT (2019-05-05): please see PC CD	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 115	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Loan was approved and submitted to SG at XX%, however this loan does not qualify for Credit Access 50% max due to bank statement income.	REVIEWER - WAIVED COMMENT (2019-05-05): XXCP approved this DTI at bid. BUYER - GENERAL COMMENT (2019-05-05): DTI exception was granted during bid (1/25 - prior to diligence). Comp factors - XXX FICO, XX months reserves, job stability - 5+ years, $XX residual income	1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.42850% or Final Disclosure APR of 7.49400% is in excess of allowable threshold of APOR 3.66% + 2.5%, or 6.16000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2019-05-05): Compliant HPML acceptable to client	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	13 months reserves 693 fico Borrower has job stability for 5 years. disposable income of $XXXX Guideline variance approved by lender at time of origination. SG granted an exception during the bid process.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 114	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided onXX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.35840% or Final Disclosure APR of 8.42400% is in excess of allowable threshold of APOR 4.36% + 1.5%, or 5.86000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Final Closing Disclosure reflects lender will allow assumptions under certain conditions. Assumption language is not included in the promissory note. Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Line 6 of Section F, number of months is blank. Federal Compliance - TRID Final Closing Disclosure Closing Date: CD closing date isXX/XX/XXXXclosing date isXX/XX/XXXX.	REVIEWER - CURED COMMENT (2019-05-05): Corrected on PC CD
BUYER - WAIVED COMMENT (2019-05-05): Non-material, pre-paid taxes were paid by seller.  Approx.  12 months were paid.  Monthly tax fee is $106.83, Prepaid amount $1256.32
REVIEWER - GENERAL COMMENT (2019-05-05): New PC CD is still not correct, line f-06 lists real estate taxes -2016(Jan).  This does not display the number of months prepaid so it does not cure the exception.  Exception remains.
BUYER - GENERAL COMMENT (2019-05-05): please see PC CD
REVIEWER - GENERAL COMMENT (2019-05-05): not corrected on PC CD
BUYER - GENERAL COMMENT (2019-05-05): revised CD.
REVIEWER - WAIVED COMMENT (2019-05-05): EV1 exception, compliant HPML acceptable to client
REVIEWER - GENERAL COMMENT (2019-05-05): This was not corrected on PC CD
REVIEWER - CURED COMMENT (2019-05-05): Corrected CD provided to borrower.
																						BUYER - GENERAL COMMENT (2019-05-05): revised CD.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 217	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - RESPA (2010) -  "Can your interest rate rise?" on Final HUD-1 Inaccurate: RESPA (2010): "Can your interest rate rise?" on Final HUD-1 does not match Amortization type for loan.
[2] Federal Compliance - RESPA (2010) - Can Your Loan Payment Rise on Final HUD-1 Inaccurate : RESPA (2010): Final HUD-1 indicates that payments cannot rise on loan containing increasing payments.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA (2010) -  "Can your interest rate rise?" on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - RESPA (2010) - Can Your Loan Payment Rise on Final HUD-1 Inaccurate : RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 216	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Approved exceptions: 1) Mortgage lates in XXXX and XXXXon previous residence. Requesting exception to allow 12 months mortgage rating covering XXX to XXX. 12 months ratings on file verifying paid as agree. 2) Borrowers own the property for less than 12 months. Requesting to allow LTV to be based on the current appraised value. Purchased XXXX, with 8 months seasoning only.	REVIEWER - RE-OPEN COMMENT (2019-07-17): To add compensating factors REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1				2	[2] Federal Compliance - RESPA (2010) - Maximum payment on Final HUD-1 Inaccurate: RESPA (2010): Maximum payment on Final HUD-1 does not match actual maximum payment.		REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system	Federal Compliance - RESPA (2010) - Maximum payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	XX months reserves > 3 months guideline minimum - Payment reduction Residual income of $XXXX, required residual $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 218	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Approved Exception - Allow disputed trade lines to remain on the borrowers credit report.	REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/466)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/465)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/464)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/466)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/465)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/464)
[2] Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology or did not list the fees in the same sequential order as the Loan Estimate. (FinXX/XX/XXXX015)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX015)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/488)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/487)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/486)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/488)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/487)
[2] Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/486)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX015)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: Final CD changed the Homeowners Insurance to Hazard Insurance and Property Taxes to County Property Tax
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects $1,506,482.40, yet actual is $1,491,452.22.  Variance = $15030.18.  This has been tested using the index value indicated in the loan file (.88615).
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Disclosure reflected amounts rounded to two decimal places, yet should have been rounded to the nearest dollar.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Disclosure was not signed. Using the 3 day rule the disclosure was not provided 4 business days prior to closing.	REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on post consummation Closing Disclosure datedXX/XX/XXXX reflecting the correct escrows as homeowner's insurance and property taxes.
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - CURED COMMENT (2019-07-17): Corrected CD Provided
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): LE to consummation, not enough days. LE issued XX/XX/XXXX not opened electronically USPS count consummation should not occur until XX/XX/XXXX consummation occurred on XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	38 months reserves > 18 months guideline minimum Residual income, $7436.58, is in excess of the program requirement of $3979.54		-	C	D	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 219	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Home Improvement		2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 3.00 is less than Guideline PITIA months reserves of 6.00.	Approved exception: Allow loan amount under the minimum requirement of $100,000 per guidelines. Lender approved an exception allowing for 3 months reserves versus the 6 months required per the guidelines.	REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1				1					Additional income (overtime and shift differential that is not being included in the effective income. DTI of 29.72% is below the max of 43% The require residual income is $XXXX, the actual residual income is $XXXX		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 220	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Mortgage / Program Eligibility - Guideline Requirement: Total debt ratio discrepancy.: Calculated total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Lender Approved exceptions: 1 - No 3 years of continuance of spousal support as sole income for borrower. Per divorce decree borrower will receive alimony until XX/XXXX but the ex was required to pay 6 months upfront. 2 - To use current appraised value as subject was purchased less than 12 months ago on XX/XX/XXXX. Lender grossed up alimony income.	REVIEWER - WAIVED COMMENT (2019-07-17): Lender approved an exception REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that guidelines allow DTI up to 55% and that the borrower meets the criteria for the expanded ratios and provided an updated XX/XX/XXXX refinance. Condition remains. SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that guidelines allow DTI up to 55% and that the borrower meets the criteria for the expanded ratios and provided an updated 1008/1003.	1				1					31.46 months in reserves is above program requirements of 3 74% LTV is list than guideline max of 80% 74% LTV is list than guideline max of 80% LTV of 74% is below max allowed of 80% Residual income of $XXXX, the actual residual income is $XXXX		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 221	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Eligibility - Guideline Issue: Derogatory consumer credit outside of credit guidelines	Guidelines allow foreclosure if it is seasoned 24 months. Borrower has Foreclosure datedXX/XX/XXXXwhich is <24 months in age. Lender Exception in file approves this.	REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1	2	[2] Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on XX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure AIR Table Index And Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Closing Disclosure provided on XX/XX/XXXX did not disclose Index or Margin. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Fee Terminology and Order: TILA-RESPA Integrated Disclosure: Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology or did not list the fees in the same sequential order as the Loan Estimate. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Principal and Interest Change After Closing: TILA-RESPA Integrated Disclosure - Loan Terms: Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the Principal and Interest Payment can change. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Deposit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Closing Disclosure provided on XX/XX/XXXX did not disclose the Deposit. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Adjustments: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Adjustments and Other Credits. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Deposit. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Down Payment: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Down Payment/Funds from Borrower. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure With Seller Value - Seller Credit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided on XX/XX/XXXX did not disclose the Final value of Seller Credit. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Service Provider - Compliant: TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $13.66 exceeds tolerance of $.00. (7520)	Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: On interim CD XX/XX/XXXX Calculating Cash to Close on pg 3 shows $0 cure; CD pg 2 shows $13.66 cure provided.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TIP disclosed as 127.352%, vs re-calculated TIP of 123.007%.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Lender used incorrect Fully indexed rate of 6.250 in place of either 6.125 or 6.000.
Federal Compliance - TRID Interim Closing Disclosure AIR Table Index And Margin: Table missing Index and Margin.
Federal Compliance - TRID Interim Closing Disclosure Fee Terminology and Order: Final LE disclosed the following fees: Section B - Tax Service Fee; Section C - Lender Required Survey Fee, Title - Closing/Settlement/Attorney Fee, Title - Lender Title Insurance, Title - Title Endorsement, Title - Wire Transfer Fee. The same fees are reflected as follows (respectively) on the initial CD: Section B - Tax Svc Fee. Section C - Title - Required Survey Fee, Title - Settlement Fee, Title - Lender's Title Insurance, Title - Lender's Title Endrsmnts, Title - Seller wire fee, Further, the fees in section C of initial CD are not listed alphabetically.
Federal Compliance - TRID Interim Closing Disclosure Principal and Interest Change After Closing: ARM loan, interim CD shows monthly principal and Interest (pg 1) cannot change.
Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Adjustments: CD shows Loan Estimate as $0 vs Final as $516.94 but shows "No" in "Did this Change" column.
Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Down Payment: Both LE and Final column show figure of $XXXX, but shows "Yes" in "Did this Change" column.
Federal Compliance - TRID Interim Closing Disclosure With Seller Value - Seller Credit: Field is blank.
Federal Compliance - TRID - Zero Percent Fee Tolerance: $13.66 cure was apparent on the Final CD	REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the amount that exceeds the legal limit on pg 3 as $13.66.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the amount that exceeds the legal limit on pg 3 as $13.66.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 125.174% which matches the calculated TIP of 125.17$%.  Condition cured.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 125.174% which matches the calculated TIP of 125.174%.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 125.174%.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TOP of $458,133.25 which is within tolerance of the calculated TOP of $458,133.26.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TOP of $458,133.25.
REVIEWER - CURED COMMENT (2019-07-17): Changed to Cure - was corrected on subsequent CDs
REVIEWER - RE-OPEN COMMENT (2019-07-17): Re-opened to change from Cleared to Cured (XXXX)
REVIEWER - WAIVED COMMENT (2019-07-17): Per compliance waived to 2
REVIEWER - CURED COMMENT (2019-07-17): Lender correctXX/XX/XXXX016 and subsequent post consummation disclosure.
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX and the Loan Estimate dated XX/XX/XXXX.  Both disclosures have fees in the same ordXX/XX/XXXX16 reflects the fees not in the same order and uses different terminology.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX and the Loan Estimate dated XX/XX/XXXX.
REVIEWER - CURED COMMENT (2019-07-17): Lender correctXX/XX/XXXX016 and subsequent post consummation disclosure.
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the interest rate can change along with the adjustment terms.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the interest rate can change along with the adjustment terms.
REVIEWER - CURED COMMENT (2019-07-17): Lender correctXX/XX/XXXX016 and subsequent post consummation disclosure.
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the deposit.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the deposit.
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the answer to Adjustments and Other Credits changing as Yes.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the answer to Adjustments and Other Credits changing as Yes.
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the GFE deposit amount as $72,002 and the CD deposit amount as $XXXX with did it change answered Yes.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the GFE deposit amount as $72,002 and the CD deposit amount as $XXXX with did it change answered Yes.
REVIEWER - CURED COMMENT (2019-07-17): Lender correctXX/XX/XXXX016 and subsequent post consummation disclosure.
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the GFE deposit amount as $72,002 and the CD deposit amount as $XXXX with did it change answered Yes.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the GFE deposit amount as $72,002 and the CD deposit amount as $XXXX with did it change answered Yes.
REVIEWER - CURED COMMENT (2019-07-17): Lender correctXX/XX/XXXX016 and subsequent post consummation disclosure.
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the Seller Credit as $0.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the Seller Credit as $0.
REVIEWER - WAIVED COMMENT (2019-07-17): SSPL provided at application was non-compliant with no providers listed, lender cured on a re-disclosed SSPl dated XX/XX/XXXX with providers listed.
REVIEWER - CURED COMMENT (2019-07-17): Cured at closing with lender credit.	Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure AIR Table Index And Margin: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Fee Terminology and Order: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Principal and Interest Change After Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Deposit: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Adjustments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Deposit: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure With Seller Change - Down Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure With Seller Value - Seller Credit: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Service Provider - Compliant: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	110 months reserves > 6 months guideline minimum - borrowers have verified reserves of $XXXX. Borrower on this (Documentation Type) documentation loan has a disposable income of $XXXX.		-	D	D	D	D	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 222	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[2] Federal Compliance - TRID Loan Estimate Alphabetical Fees: TILA-RESPA Integrated Disclosure:  Loan Estimate provided on XX/XX/XXXX did not list loan costs in alphabetical order. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,392.50 exceeds tolerance of $1,118.00 plus 10% or $1,229.80 (0)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,587.04 exceeds tolerance of $1,405.00. (7200)	Federal Compliance - TRID Loan Estimate Alphabetical Fees: Section C fees. title - courier, title - cpl fee and title - post closing fee are added after Title - Title Insurance Binder Fee. Federal Compliance - TRID - Zero Percent Fee Tolerance: The lender did not provide a valid COC for the increase in discount point fees from locked Loan Estimate dated XX/XX/XXXX to same locked re-disclosed Loan Estimate dated XX/XX/XXXX. The COC provided indicates only Change to borrower's interest rate lock which is not a valid COC to justify the increase in fees.	REVIEWER - CURED COMMENT (2019-07-17): The Diff is seller paid 5,500 and payment calc impact
REVIEWER - WAIVED COMMENT (2019-07-17): Per compliance waived to 2
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on final Closing Disclosure with a $345.70 credit of which $163.70 was for the 10% cure.
REVIEWER - CURED COMMENT (2019-07-17): Review of the file reflects that the credit report indicates the mortgage was included in BK and the BK docs in the file are from 20XX/XX/XXXX which would have been in the last 12 months and represents a valid COC for change in eligibility.  Using the XX/XX/XXXX LE as a baseline, discount point shortage was cured on the final Closing Disclosure.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the XX/XX/XXXX re-disclosure and increased discount points was due to a valid COC due to change in eligibility. Lender provided a copy of the lock history with an explanation that the borrower had an previously unknown housing event <12 months which increased the pricing.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.

Federal Compliance - TRID Loan Estimate Alphabetical Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 223	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided onXX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Lender Credit Tolerance: TILA-RESPA Integrated Disclosure - 0% tolerance violation: Lender credit was decreased resulting in increased charge to borrower.	Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: CD reflects TIP of 126.419% but calculated TIP of 124.243%, outside of .003% tolerance.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Not Permissible, appear to have used a FI rate of 6.25 instead of 6.125
Federal Compliance - TRID Invalid Section B Combinations: The collateral Desktop analysis fee was paid to the lender.  In order to be compliant it would have had to have been paid to the actual vendor (ClearCapital).
Federal Compliance - TRID Lender Credit Tolerance: CD issued 1/20 has credit of -$1155.65, final CD issued 1/21 does not reflect credit.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 124.244% which matches the calculated TIP of 124.244%.  Not curable under TRID regulations.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 124.244%.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TOP of $723,085.88 which matches the calculated TOP of $723,085.88 when lender/seller paid items are included.  Acceptable calculation method.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TOP of $723,085.88.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided post consummation Closing Disclosures datedXX/XX/XXXX &XX/XX/XXXX that reflect the Collateral Desktop Analysis payable to  which matches the invoice in the file.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided post consummation Closing Disclosures datedXX/XX/XXXX &XX/XX/XXXX that reflect the Collateral Desktop Analysis payable to .
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a cure of $1,155.65, a letter to the borrower indicating the cure datedXX/XX/XXXX, a copy of the check to the borrower in the amount of $1,155.65 and a fedex label with a ship date ofXX/XX/XXXX indicating cure was provided to borrower within 60 days of consummation.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a cure of $1,155.65, a letter to the borrower indicating the cure datedXX/XX/XXXX, a copy of the check to the borrower in the amount of $1,155.65 and a fedex label with a ship date ofXX/XX/XXXX.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Lender Credit Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 226	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided onXX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed Total Closing Costs (Borrower-Paid) (Section J) that does not match sum of fees. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Lender Credits: TILA-RESPA Integrated Disclosure - Costs at Closing: Final Closing Disclosure provided onXX/XX/XXXX disclosed Lender Credits that does not match Lender Credits on page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Costs Paid at Closing that does not match the Total Closing Costs (Borrower-Paid) from page 2. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Total Closing Costs Section J: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed Total Closing Costs (Borrower-Paid) that does not match sum of fees. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Lender Credits: TILA-RESPA Integrated Disclosure - Costs at Closing: Closing Disclosure provided onXX/XX/XXXX disclosed Lender Credits that does not match Lender Credits on page 2. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Costs Paid at Closing that does not match the Total Closing Costs (Borrower-Paid) from page 2. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Mortgage Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX disclosed mortgage insurance under Prepaids that does not match amount per month calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Mortgage Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX disclosed mortgage insurance under Prepaids that does not match amount per month calculation. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Projected Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX did not disclose the mortgage insurance payment. (ProjSeq:2/4763)
[2] Federal Compliance - TRID Loan Estimate Projected Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX did not disclose the mortgage insurance payment. (ProjSeq:2/4761)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX did not contain the "Title-" description. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX did not contain the "Title-" description. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $56.66 exceeds tolerance of $50.00. (7520)	Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: No amount reflected as an amount that exceeds the legal limits in the calculating cash to close table.
Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: Page 2 other costs table incorrectly reflects $108.16 lender credit as a positive numbers versus a negative number.
Federal Compliance - TRID Final Closing Disclosure Lender Credits: Page 2 other costs table incorrectly reflects $108.16 lender credit as a positive numbers versus a negative number.
Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: Page 2 other costs table incorrectly reflects $108.16 lender credit as a positive numbers versus a negative number.
Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: No amount reflected as an amount that exceeds the legal limits in the calculating cash to close table.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No amount reflected as an amount that exceeds the legal limits in the calculating cash to close table.
Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Total Closing Costs Section J: Page 2 other costs table incorrectly reflects $108.16 lender credit as a positive numbers versus a negative number.
Federal Compliance - TRID Interim Closing Disclosure Lender Credits: Page 2 other costs table incorrectly reflects $108.16 lender credit as a positive numbers versus a negative number.
Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: Page 2 other costs table incorrectly reflects $108.16 lender credit as a positive numbers versus a negative number.
Federal Compliance - TRID Loan Estimate Projected Mortgage Insurance Payment: For payment stream 2, years 9-30 the mortgage insurance is blank.
Federal Compliance - TRID Loan Estimate Projected Mortgage Insurance Payment: For payment stream 2, years 9-30 the mortgage insurance is blank.
Federal Compliance - TRID Loan Estimate Title Fees: Survey fee does not have the required Title -
Federal Compliance - TRID Loan Estimate Title Fees: Survey fee does not have the required Title -
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are reflected in section C of the LE's and section B of the CD's; however, the title agent is not reflected on the Service Provider List provided to the borrower and should have remained in section C.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): No amount was reflected on the CD.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): No amount is reflected on the Closing Disclosure
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): 1026.38(h)(3) provides:
(3) The amount described in ? 1026.37(g)(6)(ii) as a negative number, labeled "Lender Credits" and designated borrower-paid at closing, and if a refund is provided pursuant to ? 1026.19(f)(2)(v), a statement that this amount includes a credit for an amount that exceeds the limitations on increases in closing costs under ? 1026.19(e)(3), and the amount of such credit under ? 1026.19(f)(2)(v).
Accordingly, disclosure of credit as a positive number violates the disclosure requirement as set forth in the citation above. Exception remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): The credit is not accurately reflected as a negative number.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): 1026.38(h)(3) provides:
(3) The amount described in ? 1026.37(g)(6)(ii) as a negative number, labeled "Lender Credits" and designated borrower-paid at closing, and if a refund is provided pursuant to ? 1026.19(f)(2)(v), a statement that this amount includes a credit for an amount that exceeds the limitations on increases in closing costs under ? 1026.19(e)(3), and the amount of such credit under ? 1026.19(f)(2)(v).
Accordingly, disclosure of credit as a positive number violates the disclosure requirement as set forth in the citation above. Exception remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): The credit is not accurately reflected as a negative number.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): 1026.38(h)(3) provides:
(3) The amount described in ? 1026.37(g)(6)(ii) as a negative number, labeled "Lender Credits" and designated borrower-paid at closing, and if a refund is provided pursuant to ? 1026.19(f)(2)(v), a statement that this amount includes a credit for an amount that exceeds the limitations on increases in closing costs under ? 1026.19(e)(3), and the amount of such credit under ? 1026.19(f)(2)(v).
Accordingly, disclosure of credit as a positive number violates the disclosure requirement as set forth in the citation above. Exception remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): The credit is not accurately reflected as a negative number.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): No amount is reflected on the CD.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): No amount is reflected on the Closing Disclosure
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): No amount is reflected on the CD
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): No amount is reflected on the Closing Disclosure
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): 1026.38(h)(3) provides:
(3) The amount described in ? 1026.37(g)(6)(ii) as a negative number, labeled "Lender Credits" and designated borrower-paid at closing, and if a refund is provided pursuant to ? 1026.19(f)(2)(v), a statement that this amount includes a credit for an amount that exceeds the limitations on increases in closing costs under ? 1026.19(e)(3), and the amount of such credit under ? 1026.19(f)(2)(v).
Accordingly, disclosure of credit as a positive number violates the disclosure requirement as set forth in the citation above. Exception remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): The credit is not accurately reflected as a negative number.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): 1026.38(h)(3) provides:
(3) The amount described in ? 1026.37(g)(6)(ii) as a negative number, labeled "Lender Credits" and designated borrower-paid at closing, and if a refund is provided pursuant to ? 1026.19(f)(2)(v), a statement that this amount includes a credit for an amount that exceeds the limitations on increases in closing costs under ? 1026.19(e)(3), and the amount of such credit under ? 1026.19(f)(2)(v).
Accordingly, disclosure of credit as a positive number violates the disclosure requirement as set forth in the citation above. Exception remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): The credit is not accurately reflected as a negative number.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): 1026.38(h)(3) provides:
(3) The amount described in ? 1026.37(g)(6)(ii) as a negative number, labeled "Lender Credits" and designated borrower-paid at closing, and if a refund is provided pursuant to ? 1026.19(f)(2)(v), a statement that this amount includes a credit for an amount that exceeds the limitations on increases in closing costs under ? 1026.19(e)(3), and the amount of such credit under ? 1026.19(f)(2)(v).
Accordingly, disclosure of credit as a positive number violates the disclosure requirement as set forth in the citation above. Exception remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): The credit is not accurately reflected as a negative number.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that they are unable to find a guideline requirement that lender credit must reflect as a negative number on the CD, the figure has been factored into the calculation correctly as a negative number and all calculations are accurate.  The credit is correctly identified as a lender credit and calculated correctly throughout the CD.
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Nothing further was provided.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD's are hard coded to have the RESPA credit read as a positive number, however have the description read as "credit" and is calculated as a credit, lender reviewed the XXXX guide and indicates they could not locate any guidance which states that the lender credit must be reflected as a negative number.
REVIEWER - GENERAL COMMENT (2019-07-17): Seller provided a copy of an executed Confirmation of Decision to Shop for Services in which the borrower indicates they choose not to shop and to allow lender to select the appropriate Title Agent and executed on 11/XX/2015.  However, the file contains a Our Selection of Service Provider executed by the borrower with no date that indicates they chose the indicated Service provider and the SSPL in the file dated 11/XX/2015 that does not reflect the title agent listed on the Closing Disclosure.  The LE indicates the borrower could shop for services based on the title fees in section C; however, it it is determined that the borrower was not allowed to shop for services then the LE incorrectly reflects the title fees in section C and the title fees would be required to be held to a 0% tolerance and the 0% tolerance would be exceeded, with no further cure provided.
SELLER - GENERAL COMMENT (2019-07-17): Seller provided a copy of an executed Confirmation of Decision to Shop for Services in which the borrower indicates they choose not to shop and to allow lender to select the appropriate Title Agent and executed on 11/XX/2015.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the final CD with a cure of $108.16 which includes the $6.66 for the credit report.	Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Lender Credits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Borrower Paid Total Closing Costs Section J: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Lender Credits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Summaries Of Transactions - Closing Costs Paid At Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Mortgage Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Mortgage Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Projected Mortgage Insurance Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Projected Mortgage Insurance Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 228	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate Closing Costs Financed amount. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Lender Credit Tolerance: TILA-RESPA Integrated Disclosure - 0% tolerance violation:  Lender credit disclosed on the Final Closing Disclosure is less than previously disclosed Lender credit plus disclosed Tolerance Cure Amount, resulting in an increased charge to borrower.
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided on XX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided on XX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided on XX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided on XX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Servicing Missing: TILA-RESPA Integrated Disclosure - Other Considerations: Loan Estimate provided on XX/XX/XXXX did not disclose the Servicing statement. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX did not contain the "Title-" description. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $651.75 exceeds tolerance of $649.00. (8304)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $551.03 exceeds tolerance of $402.90. (7200)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: Page three does not disclose an amount for Closing Costs Financed (should be $11,147.66).
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Evidence of a cure on CD, however not sufficient to cover all tolerance violations.
Federal Compliance - TRID Interim Closing Disclosure Without Seller - Closing Costs Financed: Page two reflects $11,683 however should be $11,553.
Federal Compliance - TRID Lender Credit Tolerance: Evidence of a cure on CD, however not sufficient to cover all tolerance violations.
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: Page two reflects $12,534 but should be $12,535.
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: Page three does not disclose an amount for Closing Costs Financed (should be $11,144.91).
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: Page two reflects $11,683 but should be $11,684.
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: Page two reflects $11,468 however should be $11,469.
Federal Compliance - TRID Loan Estimate Servicing Missing: No boxes were checked.
Federal Compliance - TRID Loan Estimate Title Fees: Endorsement Fee is missing required “Title – “ in description.
Federal Compliance - TRID - Fee Tolerance without Cure: Evidence of a cure on CD, however not sufficient to cover all tolerance violations.
Federal Compliance - TRID -  Zero Percent Fee Tolerance: Evidence of a cure on CD, however not sufficient to cover all tolerance violations.
Federal Compliance - TRID - Zero Percent Fee Tolerance: Discount fee not allowed to rise after initial CD has been issued.	REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct Closing Cost Financed amount. Condition cured.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct closing costs financed amount.  Not curable under TRID regulation.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): The cure documentation provided for the additional cure based on theXX/XX/XXXX CD is sufficient; however, the prior cure amount of $2.80 additional cure on the post consummation CD datedXX/XX/XXXX is still missing the letter to the borrower, a copy of the refund check and delivery within 60 days of consummation of that portion of the cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a tolerance cure of $154.16, a copy of the explanation letter to the borrower, a copy of a check for $148.13 and evidence of delivery to borrower within 60 days of consummation.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a cure amount of $6.03 and a Lock Confirmation datedXX/XX/XXXX and a copy of the Closing Disclosure datedXX/XX/XXXX.  However, lock confirmation and associated Closing Disclosure is interim and fee increase is not allowed under TRID regulation.  Condition remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a cure amount of $6.03 and a Lock Confirmation datedXX/XX/XXXX and a copy of the Closing Disclosure datedXX/XX/XXXX.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct Closing Cost Financed amount.  Condition cured.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the Closing Disclosure datedXX/XX/XXXX which reflects closing costs incorrectly as $0 on page 3, Calculating Cash to Close table.  Condition remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the Closing Disclosure datedXX/XX/XXXX.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): The cure documentation provided for the additional cure based on theXX/XX/XXXX CD is sufficient; however, the prior cure amount of $2.80 additional cure on the post consummation CD datedXX/XX/XXXX is still missing the letter to the borrower, a copy of the refund check and delivery within 60 days of consummation of that portion of the cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a tolerance cure of $154.16, a copy of the explanation letter to the borrower, a copy of a check for $148.13 and evidence of delivery to borrower within 60 days of consummation.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post Consummation Closing Disclosure with a cure amount of $6.03 which matches the maximum lender credit on the initial CD's.  LE's reflected no lender credit and $6.03 was the highest lender credit.   However, the required evidence of delivery to borrower within 60 days of consummation, letter to borrower, and refund check were not provided.  Condition remains for those items.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post Consummation Closing Disclosure with a cure amount of $6.03.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct Closing Cost Financed amount.  Condition cured.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct Closing Cost Financed amount.  Condition cured.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct Closing Cost Financed amount.  Condition cured.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct Closing Cost Financed amount.  Condition cured.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with redisclosed Loan Estimate dated XX/XX/XXXX with the Servicing statement completed.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with redisclosed Loan Estimate dated XX/XX/XXXX and subsequent disclosures with the correct Title -.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): The cure documentation provided for the additional cure based on theXX/XX/XXXX CD is sufficient; however, the prior cure amount of $2.80 additional cure on the post consummation CD datedXX/XX/XXXX is still missing the letter to the borrower, a copy of the refund check and delivery within 60 days of consummation of that portion of the cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a tolerance cure of $154.16, a copy of the explanation letter to the borrower, a copy of a check for $148.13 and evidence of delivery to borrower within 60 days of consummation.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a cure amount of $6.03.  However, cure amount is insufficient, lender is using a COC for a rate lock extension on an interim Closing Disclosure datedXX/XX/XXXX which not allowed under TRID regulation.  Condition remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a cure amount of $6.03.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a cure of $3.28 on the final Closing Disclosure which is sufficient for the $2.75 cure.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): The cure documentation provided for the additional cure based on theXX/XX/XXXX CD is sufficient; however, the prior cure amount of $2.80 additional cure on the post consummation CD datedXX/XX/XXXX is still missing the letter to the borrower, a copy of the refund check and delivery within 60 days of consummation of that portion of the cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a tolerance cure of $154.16, a copy of the explanation letter to the borrower, a copy of a check for $148.13 and evidence of delivery to borrower within 60 days of consummation.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a cure amount of $6.03 and a Lock Confirmation datedXX/XX/XXXX and a copy of the Closing Disclosure datedXX/XX/XXXX.  Lock was after initial Closing Disclosure was provided and no change is allowed under TRID regulation.  Condition remains.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a cure amount of $6.03 and a Lock Confirmation datedXX/XX/XXXX and a copy of the Closing Disclosure datedXX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Without Seller - Closing Costs Financed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Servicing Missing: TILA - 1yr affirmative,

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 229	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.85470% is in excess of allowable threshold of APOR 3.14% + 2.5%, or 5.64000%.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the due date of the last payment of interest only. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure  Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Closing Disclosure provided on XX/XX/XXXX with an increasing payment did not disclose the due date of the last periodic payment of the interest only period. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate AIR Table Index And Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Loan Estimate provided onXX/XX/XXXX did not disclose Index or Margin. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Loan Estimate provided onXX/XX/XXXX incorrectly disclosed First Change minimum and maximum according to disclosed Loan Product. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Loan Estimate provided onXX/XX/XXXX incorrectly disclosed First Change payment period according to disclosed Loan Product. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Loan Estimate provided onXX/XX/XXXX incorrectly disclosed whether the loan contains Interest Only Payments according to disclosed Product feature. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Loan Estimate provided onXX/XX/XXXX incorrectly disclosed Maximum Payment amount and period according to disclosed Loan Product. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Loan Estimate provided onXX/XX/XXXX incorrectly disclosed Subsequent Changes minimum, maximum, and payment period according to disclosed Loan Product. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Loan Estimate provided onXX/XX/XXXX with an increasing payment did not disclose the due date of the last periodic payment during which only interest is required to be paid. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Property Taxes Escrow: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX disclosed property taxes figures under Initial Escrow Payment at Closing that does not match amount per month calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Undisclosed Optional Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided onXX/XX/XXXX did not contain the "optional" description. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Undisclosed Optional Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX did not contain the "optional" description. (InitiXX/XX/XXXX)	Federal Compliance - TRID Loan Estimate AP Table First Change: Product on pg 1 not indicated as 5/1 ARM I/O.
Federal Compliance - TRID Loan Estimate AP Table First Change Period: Product on pg 1 not indicated as 5/1 ARM I/O.
Federal Compliance - TRID Loan Estimate AP Table Interest Only Payment: Product on pg 1 not indicated as 5/1 ARM I/O.
Federal Compliance - TRID Loan Estimate AP Table Maximum Payment: Product on pg 1 not indicated as 5/1 ARM I/O.
Federal Compliance - TRID Loan Estimate AP Table Subsequent Changes: Product on pg 1 not indicated as 5/1 ARM I/O.
Federal Compliance - TRID Loan Estimate Undisclosed Optional Fees: Home Warranty fee does not contain the required "optional".	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Post consummation provided reflects the correct information but was provided outside the required 60 days of discovery.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to borrower and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Review of the Closing Disclosure in the file reflects the Loan Terms, monthly P&I does not reflect the statement Interest only until nor include the required number of years/months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD only allows for dates in the header section and payment due date or last payment date of theXX/XX/XXXXan, page one also shows the interest rate and P&I adjustments under loan terms, page one also shows the projected payment table which only allows up to four columns, the first 5 years show a fixed rate then year 6 & 7 show adj rates with the remaining lumped together as 8-30 with this column includes anXX/XX/XXXXyments are for 120 months.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender indicated they provided a rebuttal; however, nothing was found.
SELLER - GENERAL COMMENT (2019-07-17): Lender indicated they provided a rebuttal
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Post consummation provided reflects the correct information but was provided outside the required 60 days of discovery.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to borrower and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Review of the Closing Disclosure in the file reflects the Loan Terms, monthly P&I does not reflect the statement Interest only until nor include the required number of years/months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the CD only allows for dates in the header section and payment due date or last payment date of theXX/XX/XXXXan, page one also shows the interest rate and P&I adjustments under loan terms, page one also shows the projected payment table which only allows up to four columns, the first 5 years show a fixed rate then year 6 & 7 show adj rates with the remaining lumped together as 8-30 with this column includes anXX/XX/XXXXyments are for 120 months.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender indicated a rebuttal was provided; however, nothing was located for this exception.
SELLER - GENERAL COMMENT (2019-07-17): Lender indicated a rebuttal was provided.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct index.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct product feature.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct product feature.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct product feature.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct product feature.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct product feature.
REVIEWER - CURED COMMENT (2019-07-17): Discovery for exception onXX/XX/XXXX upon receipt of LE, lender cured on the post consummation CD datedXX/XX/XXXX which is within 60 days of discovery.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the initial CD datedXX/XX/XXXX with the correct amounts.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with the initial CD datedXX/XX/XXXX with the correct Optional verbiage.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with the initial Closing Disclosure datedXX/XX/XXXX and subsequent CD's by removal of the fee.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure  Payment Interest Only Until: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate AIR Table Index And Margin: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate AP Table First Change: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate AP Table First Change Period: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate AP Table Interest Only Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate AP Table Maximum Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate AP Table Subsequent Changes: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Payment Interest Only Until: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Property Taxes Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Undisclosed Optional Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Loan Estimate Undisclosed Optional Fees: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 224	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Closing Disclosure provided onXX/XX/XXXX did not disclose the Amount Financed. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Closing Disclosure provided onXX/XX/XXXX did not disclose the APR. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Closing Disclosure provided onXX/XX/XXXX did not disclose the Finance Charge. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided onXX/XX/XXXX did not disclose number of months for homeowner's insurance under Prepaids. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure- Loan Disclosures: Closing Disclosure provided onXX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Property Taxes Escrow: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided onXX/XX/XXXX did not disclose figures for property taxes under Initial Escrow Payment at Closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Closing Disclosure provided onXX/XX/XXXX did not disclose the Total Interest Percentage. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Closing Disclosure provided onXX/XX/XXXX did not disclose the Total of Payments. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX did not contain the "Title-" description. (InitiXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Timing without Waiver: CD signedXX/XX/XXXX. Closing dateXX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of ($XXXX) but calculated TOP of ($XXXX).
Federal Compliance - TRID Interim Closing Disclosure Amount Financed: Data Field is Blank.   There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Interim Closing Disclosure APR: Data Field is Blank.  There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Interim Closing Disclosure Finance Charge: Data Field is Blank   There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: Line 1 of Section F, number of months is blank.  Note:  There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Interim Closing Disclosure Partial Payments: Data is blank.    Note:  There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Interim Closing Disclosure Property Taxes Escrow: TRID Good Faith Violation.  Property Taxes in Prepaids was not disclosed to borrower until CD.  Missing evidence of when lender was made aware that taxes would be due.
Federal Compliance - TRID Interim Closing Disclosure Total Interest Percentage: Data Field is Blank.   Note:  There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Interim Closing Disclosure Total Of Payments: Data Field is Blank.  Note:  There are 2 disclosures datedXX/XX/XXXX.  This is the initial.
Federal Compliance - TRID Loan Estimate Title Fees: Email/Copy, Endorsements, Messenger, Sub Escrow, Tie in, Wire Fee
Federal Compliance - TRID Final Closing Disclosure Closing Date: CD reflects closing date ofXX/XX/XXXX , Notary date of XX/XX/XXXX.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Although the CD was provided by the title agent it was signed by the borrower indicating that the borrower received the disclosure and the borrower signature date wasn't untilXX/XX/XXXX which was not at least 3 days prior to closing.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided an attestation that the CD that is signed by the borrower was provided by the title agent and not lender and that the CD with the same date with the correct seller listed was provided by Seller.
REVIEWER - GENERAL COMMENT (2019-07-17): The file contains 2 CD's datedXX/XX/XXXX on pgs 141 and 113 of the original file PDF that contain differing figures, one is signed by the borrower and one is missing data on some of the pages.  Please provide the appropriate attestation identifying the CD's as initial, interim or not provided to the borrower as applicable.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the digital signature status printout that reflects the borrower received and opened the initial CD datedXX/XX/XXXX onXX/XX/XXXX.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a TOP of $XXXX which matches the calculated TOP of $XXXX.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a TOP of $XXXX.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the Amount Financed completed.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the APR completed.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the Finance Charge completed.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the number of months of HOI prepaids completed.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the Partial Payments question correctly completed.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the property tax escrow completed and all subsequent disclosures are correct.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 158.037% which matches the calculated TIP of 158.037%.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects a TIP of 158.037%.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete; however, the CD datedXX/XX/XXXX that has the incomplete data is signed by the borrower and therefore was provided to the borrower.  Lender re-disclosed a corrected Closing Disclosure datedXX/XX/XXXX that has the TOP completed.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that only 1 Closing Disclosure datedXX/XX/XXXX was provided to the borrower and it is the one that has all data complete.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a rediclosure dated XX/XX/XXXX LE and all subsequent disclosures correctly reflect the Title - .  Condition cured.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a closing date ofXX/XX/XXXX and funding date ofXX/XX/XXXX.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX with a closing date ofXX/XX/XXXX and funding date ofXX/XX/XXXX.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is generally no Assignee Liability.

Federal Compliance - TRID Closing Disclosure Timing without Waiver: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Amount Financed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure APR: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Finance Charge: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Partial Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Property Taxes Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Total Of Payments: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 231	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception is in file to allow a Non Warrantable Condo with a DTI of XX% when the max allowed was 43%.	REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.48650% is in excess of allowable threshold of APOR 4.02% + 1.5%, or 5.52000%.
[2] State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided Timely): Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for prior to closing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,362.50 exceeds tolerance of $.00. (8304)
[1] State Compliance - (State HPML) Maryland Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Maryland Higher-Priced Mortgage Loan: APR on subject loan of 6.48650% is in excess of allowable threshold of APOR 4.02% + 1.5%, or 5.52000%.	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided Timely): The MD HPML Disclosure is a requirement imposed under the Mortgage Lender license law which applies only to licensees and does not carry assignee liability, severity being adjusted to EV2.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of 124.94%) but calculated TIP is 124.564%, which is outside of .003% tolerance.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $536,338 but calculated TOP of $535,512.80.  Variance = $825.20.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for Transfer Tax Fee of $2362.50 was not provided.
Federal Compliance - TRID - Fee Tolerance without Cure: Cure for Transfer Tax Fee of $2362.50 was not provided.
Federal Compliance - TRID - Zero Percent Fee Tolerance: Transfer Taxes not disclosed on most recent Loan Estimate. Unable to determine if this was a true seller fee or if it was a buyer fee which was paid by the seller on behalf of the buyer.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Based on review of lender TIP it appears the payment streams used by lender are incorrect.  Audit calculated TIP  - Payment streams 359 x 1473.89 + 1 x 1,477.  The remainder of the TIP calculation matches.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided their TIP calculations.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Based on review of lender TOP it appears the payment streams used by lender are incorrect.  Audit calculated TOP  - Payment streams 359 x 1473.89 + 1 x 1,477.  The remainder of the TOP calculation matches.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender provided a breakdown of their TOP calculation.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Post consummation CD and applicable cure documentation provided still does not reflect the amount that exceeds the legal limit on pg 3 (Total Closing Costs line) but only has the verbiage that it includes lender cure for the increase in costs above the legal limit without the amount.  In addition the cure documentation provided is outside the required 60 days of discovery.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Although there is a lender credit for $2,362.50 on the final CD, the CD does not indicate this was a tolerance cure on pg 2 bottom nor did it indicate that this is the amount that exceeds the legal limits on pg 3 calculating cash to close table.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the lender credit amount on the final CD of $2,362.50 was the cure for the transfer taxes.
REVIEWER - GENERAL COMMENT (2019-07-17): Audit is unable to confirm that Maryland transfer taxes are split 50/50, documentation found indicates it is negotiable and that buyer pays Mortgage tax.  While it is confirmed that the initial LE had the transfer taxes listed it was subsequently removed from the final LE, and final LE is being used as a baseline.  Seller paid borrower required fees are still subject to tolerance, 0% tolerance exceeded for transfer taxes with no evidence of cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that in Maryland it is typical for the buyeXX/XX/XXXXnd provided a portion of some form of documentation that indicates this.  Lender also provided a portion of the initial LE that reflects transfer taxes of $2,400 disclosed to borrower.  Lender also indicated that the seller paid all the transfer taxes, therefore no cure is required.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Post consummation CD and applicable cure documentation provided still does not reflect the amount that exceeds the legal limit on pg 3 (Total Closing Costs line) but only has the verbiage that it includes lender cure for the increase in costs above the legal limit without the amount.  In addition the cure documentation provided is outside the required 60 days of discovery.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Although there is a lender credit for $2,362.50 on the final CD, the CD does not indicate this was a tolerance cure on pg 2 bottom nor did it indicate that this is the amount that exceeds the legal limits on pg 3 calculating cash to close table.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the lender credit amount on the final CD of $2,362.50 was the cure for the transfer taxes.
REVIEWER - GENERAL COMMENT (2019-07-17): Audit is unable to confirm that Maryland transfer taxes are split 50/50, documentation found indicates it is negotiable and that buyer pays Mortgage tax.  While it is confirmed that the initial LE had the transfer taxes listed it was subsequently removed from the final LE, and final LE is being used as a baseline.  Seller paid borrower required fees are still subject to tolerance, 0% tolerance exceeded for transfer taxes with no evidence of cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that in Maryland it is typical for the buyeXX/XX/XXXXnd provided a portion of some form of documentation that indicates this.  Lender also provided a portion of the initial LE that reflects transfer taxes of $2,400 disclosed to borrower.  Lender also indicated that the seller paid all the transfer taxes, therefore no cure is required.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - GENERAL COMMENT (2019-07-17): Post consummation CD and applicable cure documentation provided still does not reflect the amount that exceeds the legal limit on pg 3 (Total Closing Costs line) but only has the verbiage that it includes lender cure for the increase in costs above the legal limit without the amount.  In addition the cure documentation provided is outside the required 60 days of discovery.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Although there is a lender credit for $2,362.50 on the final CD, the CD does not indicate this was a tolerance cure on pg 2 bottom nor did it indicate that this is the amount that exceeds the legal limits on pg 3 calculating cash to close table.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the lender credit amount on the final CD of $2,362.50 was the cure for the transfer taxes.
REVIEWER - GENERAL COMMENT (2019-07-17): Audit is unable to confirm that Maryland transfer taxes are split 50/50, documentation found indicates it is negotiable and that buyer pays Mortgage tax.  While it is confirmed that the initial LE had the transfer taxes listed it was subsequently removed from the final LE, and final LE is being used as a baseline.  Seller paid borrower required fees are still subject to tolerance, 0% tolerance exceeded for transfer taxes with no evidence of cure.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that in Maryland it is typical for the buyeXX/XX/XXXXnd provided a portion of some form of documentation that indicates this.  Lender also provided a portion of the initial LE that reflects transfer taxes of $2,400 disclosed to borrower.  Lender also indicated that the seller paid all the transfer taxes, therefore no cure is required.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided Timely): Assignee liability is unclear.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							State Compliance - (State HPML) Maryland Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee liability is unclear.	LTV of 75% is below the max allowed of 90%. Residual income of $XXXX is above the required amount of $XXXX.		-	C	D	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 227	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Servicing Missing: TILA-RESPA Integrated Disclosure - Other Considerations: Loan Estimate provided on XX/XX/XXXX did not disclose the Servicing statement. (InterXX/XX/XXXX)
																				[2] Federal Compliance - TRID Loan Estimate Servicing Missing: TILA-RESPA Integrated Disclosure - Other Considerations: Loan Estimate provided on XX/XX/XXXX did not disclose the Servicing statement. (InitiXX/XX/XXXX)	Federal Compliance - TRID Loan Estimate Servicing Missing: An indication regarding whether the lender intended to service the loan or transfer servicing was not apparent. Federal Compliance - TRID Loan Estimate Servicing Missing: An indication regarding whether the lender intended to service the loan or transfer servicing was not apparent.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is generally no Assignee Liability. Federal Compliance - TRID Loan Estimate Servicing Missing: TILA - 1yr affirmative, Federal Compliance - TRID Loan Estimate Servicing Missing: TILA - 1yr affirmative,			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 230	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Guidelines require a minimum of 5 comparable sales on the appraisal for subject property. Subject appraisal shows 3 sales and 1 active listing. Lender exception is in file approving the insufficient comp sales. Guidelines show minimum loan amount of $200,000 for Foreign National Program. Subject loan amount is $XXXX. Lender exception is in file approving the lower loan amount.	REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided onXX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Fee Title - Owners Coverage Premium provided on Final Closing Disclosure was not previously disclosed to the borrower. (81735)
[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
[2] Federal Compliance - TRID Loan Estimate Title Fees: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX did not contain the "Title-" description. (InitiXX/XX/XXXX)	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID non-compliant: CD datedXX/XX/XXXXid not reflect any payees on fees shown in sections B and C.
Federal Compliance - TRID Final Closing Disclosure Assumption: Final CD disclosed that assumption was allowed. Note does not evidence that assumability was allowed.
Federal Compliance - TRID - Good Faith Fee Tolerance: Due to missing the required "(optional)" verbiage that was apparent on the LE and early CD. This is considered a new fee that wasn't previously disclosed.  Missing evidence of when lender was made aware of fee.
Federal Compliance - TRID Loan Estimate Title Fees: Survey Fee is missing required “Title – “ in description. Unable to determine if Title or Lender required.	REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Post consummation CD cured with the correct assumption statement.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower and evidence of delivery.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD reflecting the correct "optional" verbiage.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.
REVIEWER - WAIVED COMMENT (2019-07-17): Per Compliance
REVIEWER - WAIVED COMMENT (2019-07-17): XXX waived Exception: outside of the XXXX RMBS 3.0 TRID Compliance Review Scope
REVIEWER - GENERAL COMMENT (2019-07-17): CD reflects Survey Fee "title" and is still not in the correct TRID compliant format of Title - Survey Fee.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a CD datedXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2019-07-17): While survey may have been a requirement of the purchase contract the contract goes on to say that the survey is for the purchaser's title company to obtain title insurance and per title commitment is required by the title company in order to provide the FL form 9 endorsement so would require the Title -.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the Survey fee was not required to have the Title - due to it being a requirement of the purchase contract.
REVIEWER - GENERAL COMMENT (2019-07-17): Post consummation CD still does not reflect Title - for survey fee and review of title commitment indicates in order to obtain the FL 9 endorsement review of a survey is required by title.
																						SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Home Loan Toolkit Provided: TILA - 1yr affirmative. Federal Compliance - TRID Loan Estimate Title Fees: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	18 months reserves > 12 months guideline minimum - borrowers have verified reserves of $XXXX. XX% DTI on this Full documentation loan < 43% guideline max Borrower on this Full documentation loan has a disposable income of $XXXX is in excess of $XXXX.		-	D	D	D	D	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 225	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)		REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system				-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 232	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Reserve requirement exception. Three months PITI required + open XXXX balance. Borrower has insufficient reserves to cover required PITI reserves for program and additionally borrower is short reserves to cover the open XXXX balance. Lender Approved Exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client Waived	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.56900% is in excess of allowable threshold of APOR 3.14% + 2.5%, or 5.64000%.
[2] Federal Compliance - TRID Alternate Table Usage: TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided onXX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided onXX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Closing Disclosure provided onXX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided onXX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Loan Estimate provided onXX/XX/XXXX disclosed a Discount Point percentage that does not match calculated percentage of loan amount. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Discount Point Percentage: TILA-RESPA Integrated Disclosure - Loan Costs: Loan Estimate provided onXX/XX/XXXX disclosed a Discount Point percentage that does not match calculated percentage of loan amount. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided onXX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided onXX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided onXX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Loan Estimate provided on XX/XX/XXXX disclosed Estimated Closing Costs Financed that does not match the actual closing costs financed calculation. (InterXX/XX/XXXX015)
[2] Federal Compliance - TRID Loan Estimate Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX disclosed Estimated Total Monthly Payment (maximum) that does not match the sum of disclosed payments. (ProjSeq:3/6899)
[2] Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided onXX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1.00000 that does not match the actual total payment for the loan. (ProjSeq:1/6927)
[2] Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1.00000 that does not match the actual total payment for the loan. (ProjSeq:1/6897)
[2] Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 4.00000 that does not match the actual total payment for the loan. (ProjSeq:4/6900)
[2] Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 3.00000 that does not match the actual total payment for the loan. (ProjSeq:3/6899)
[2] Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Loan Estimate provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2.00000 that does not match the actual total payment for the loan. (ProjSeq:2/6898)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,890.72 exceeds tolerance of $4,402.00. (7200)	Federal Compliance - TRID Alternate Table Usage: 3 LE disclosures were issued on the "With Seller" form, and 4 LE disclosures were issued on the "Without Seller" form.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Section F reflects 12 months equal to $1581.99.  Section G reflects 12 months equal to $6989.04.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $1,770,302.92 but calculated TOP of $1,770,355.94.  Variance = $53.02.  Please note that an unsigned post closing CD was submitted to reviewer.  This post closing CD appears to reflect the accurate TOP amount of $1,770,355.94.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for various 0% tolerance violations $1652.97 was not provided and this amount was not identified on page 3 as the amount by which the legal limit was exceeded.
Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: Section F reflects 12 months equal to $1581.99.  Section G reflects 12 months equal to $6989.04.
Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: Section F reflects 12 months equal to $1581.99.  Section G reflects 12 months equal to $6989.04.
Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: Section F reflects 12 months equal to $1581.99.  Section G reflects 12 months equal to $6989.04.
Federal Compliance - TRID Invalid Section B Combinations: Line 02 of section B:  Collateral Desktop Analysis was paid to Caliber Home Loans.  In order to be compliant this must have been paid FBO of the actual vendor.
Federal Compliance - TRID Loan Estimate Discount Point Percentage: .9XX% should have been .9XX%  ($6056 / $661500 = .91549509%)
Federal Compliance - TRID Loan Estimate Discount Point Percentage: .666% should have been .665%  ($4402 / $661500 = .66545729%)
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: The calculation would be Loan Amount less Payoffs.  If this is <=0, then there are no financed closing costs.  If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.  CD reflects $10297, but should have reflected $15415.
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: The calculation would be Loan Amount less Payoffs.  If this is <=0, then there are no financed closing costs.  If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.  CD reflects $10297, but should have reflected $18365.
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: The calculation would be Loan Amount less Payoffs.  If this is <=0, then there are no financed closing costs.  If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.  CD reflects $10297, but should have reflected $18329.
Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: The calculation would be Loan Amount less Payoffs.  If this is <=0, then there are no financed closing costs.  If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.  CD reflects $11501, but should have reflected $16348.
Federal Compliance - TRID Loan Estimate Estimated Total Maximum Payment Adjustable Rate: Disclosure reflects $8005, but should be $8006 base on the math for year 7.
Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Initial Payment: Disclosure reflects $6395, but should be $6394.  Amount should be rounded to the nearest whole dollar.
Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Initial Payment: Disclosure reflects $6126, but should be $6127.  Amount should be rounded to the nearest whole dollar.
Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: Disclosure reflects minimum payment of $6126, but should be $6127 based on the math (5321 plus 806 = 6127).
Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: Disclosure reflects minimum payment of $6126, but should be $6127 based on the math (5321 plus 806 = 6127).
Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: Disclosure reflects minimum payment of $6126, but should be $6127 based on the math (5321 plus 806 = 6127).
Federal Compliance - TRID - Fee Tolerance without Cure: Cure for various 0% tolerance violations $1652.97 was not provided.
Federal Compliance - TRID - Zero Percent Fee Tolerance: Increase in this fee was not disclosed on the LE's prior toXX/XX/XXXXValid Change in Circumstance was not documented for the LE's datedXX/XX/XXXXndXX/XX/XXXXwhen increase in fee was originally disclosed). The rate was already locked upon issuance of the LE dated 1/20/16.	REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-17): system
REVIEWER - CURED COMMENT (2019-07-17): Review of the file reflects that although tables inconsistent, both table usage is correct and final LE is without seller and all CD's are with seller indicating that the consistent use of tables was provided at the end of the transaction.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender requested further guidance on how to cure.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD correcting the number of months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2019-07-17): It appears based on the prepaid amount and the invoiced amount that the prepaid months reflected on the CD is not correct at 12 months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the amount collected on the CD was the amount per the invoice.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation Closing Disclosure datedXX/XX/XXXX.
REVIEWER - CURED COMMENT (2019-07-17): Cure amount and docs provided reflect sufficient refund for tolerance cure;however, are dated outside 60 days of consummation.  Client requests cure review under 130(b).  Based on 130(b) cure provided within 60 days of discovery.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower, refund check and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Based on review of the documentation provided it appears the changed program may be due to mortgage lasts in the last 12 months; however, the credit report in the file is dated XX/XX/XXXX versus COC onXX/XX/XXXX
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the rate lock, commentary reflecting program change and copy of the prior u/w comments.
REVIEWER - GENERAL COMMENT (2019-07-17): Although lender provided a copy of the rate locXX/XX/XXXXcing was provided only the history of the changes were provided.  A valid COC would consist of:  A valid change of circumstance must fall into one of the following categories per 12 CFR 1026.19(e)(3)(iv):
(A) Changed Circumstance affecting settlement charges;
(B) Changed Circumstance affecting eligibility;
(C) Revisions requested by the consumer;
(D) Interest Rate Dependent Charges;
(E) Expiration; or
(F) Delayed settlement on a construction loan.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the rate lock / pricing change history.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD correcting the number of months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2019-07-17): It appears based on the prepaid amount and the invoiced amount that the prepaid months reflected on the CD is not correct at 12 months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the amount collected on the CD was the amount per the invoice.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD correcting the number of months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2019-07-17): It appears based on the prepaid amount and the invoiced amount that the prepaid months reflected on the CD is not correct at 12 months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the amount collected on the CD was the amount per the invoice.
REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD correcting the number of months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2019-07-17): It appears based on the prepaid amount and the invoiced amount that the prepaid months reflected on the CD is not correct at 12 months.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a rebuttal indicating that the amount collected on the CD was the amount per the invoice.
REVIEWER - CURED COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct payee of  which matches the invoice in the file.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation Closing Disclosure datedXX/XX/XXXX that reflects the correct payee of .
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX).
REVIEWER - CURED COMMENT (2019-07-17): Cure amount and docs provided reflect sufficient refund for tolerance cure;however, are dated outside 60 days of consummation.  Client requests cure review under 130(b).  Based on 130(b) cure provided within 60 days of discovery.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower, refund check and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Based on review of the documentation provided it appears the changed program may be due to mortgage lasts in the last 12 months; however, the credit report in the file is dated XX/XX/XXXX versus COC onXX/XX/XXXX
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the rate lock, commentary reflecting program change and copy of the prior u/w comments.
REVIEWER - GENERAL COMMENT (2019-07-17): Although lender provided a copy of the rate locXX/XX/XXXXcing was provided only the history of the changes were provided.  A valid COC would consist of:  A valid change of circumstance must fall into one of the following categories per 12 CFR 1026.19(e)(3)(iv):
(A) Changed Circumstance affecting settlement charges;
(B) Changed Circumstance affecting eligibility;
(C) Revisions requested by the consumer;
(D) Interest Rate Dependent Charges;
(E) Expiration; or
(F) Delayed settlement on a construction loan.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the rate lock / pricing change history.
REVIEWER - CURED COMMENT (2019-07-17): Cure amount and docs provided reflect sufficient refund for tolerance cure;however, are dated outside 60 days of consummation.  Client requests cure review under 130(b).  Based on 130(b) cure provided within 60 days of discovery.  Condition cured.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX, letter to the borrower, refund check and evidence of delivery.
REVIEWER - GENERAL COMMENT (2019-07-17): Based on review of the documentation provided it appears the changed program may be due to mortgage lasts in the last 12 months; however, the credit report in the file is dated XX/XX/XXXX versus COC onXX/XX/XXXX
SELLER - GENERAL COMMENT (2019-07-17): Lender provided a copy of the rate lock, commentary reflecting program change and copy of the prior u/w comments.
REVIEWER - GENERAL COMMENT (2019-07-17): Although lender provided a copy of the rate locXX/XX/XXXXcing was provided only the history of the changes were provided.  A valid COC would consist of:  A valid change of circumstance must fall into one of the following categories per 12 CFR 1026.19(e)(3)(iv):
(A) Changed Circumstance affecting settlement charges;
(B) Changed Circumstance affecting eligibility;
(C) Revisions requested by the consumer;
(D) Interest Rate Dependent Charges;
(E) Expiration; or
(F) Delayed settlement on a construction loan.
SELLER - GENERAL COMMENT (2019-07-17): Lender provided copies of the rate lock breakdown to follow the timeline of the lock / pricing changes.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): TILA HPML - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Alternate Table Usage: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Discount Point Percentage: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Discount Point Percentage: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Closing Costs Financed Without Seller: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Initial Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Initial Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Estimated Total Minimum Payment Adjustable Rate Subsequent Payment: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Residual income of $XXXX is in excess of program requirement of $XXXX. The borrower is saving $XXXX in monthly expenses by paying off and closing numerous short liabilities with proceeds from this transaction. The overall mortgage payment is increasing $XXXX for a net increase to monthly expenses of $XXXX and receiving $XXXX cash in hand for home repairs (non-structural) and a car for the family. The overall payment shock is minimal at 27%.		-	C	D	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 233	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Credit Eligibility - Guideline Issue: Derogatory consumer credit outside of credit guidelines [2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 660.	Less than 24 months from a chapter 13 bankruptcy discharge. Lender approved exception 1x30 rolling for 12 months when 0x30 required. Lender approved exception. FICO score of 660 required for non-warrantable condo, borrower FICO XXX. Lender approved exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client waived REVIEWER - WAIVED COMMENT (2019-07-17): Client waived REVIEWER - WAIVED COMMENT (2019-07-17): Client waived	1				2	[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure. [2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $450.00. (7506)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Final CD in file reflects title agent fees in section B, lender SSPL does not reflect title agent and title fees should be reflected in section C.	REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD having the title fees in the correct section. SELLER - GENERAL COMMENT (2019-07-17): Lender provided a post consummation CD datedXX/XX/XXXX. REVIEWER - CURED COMMENT (2019-07-17): Cured with $150 lender credit at closing	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	DTI of XX% is below program max of 43% Residual income of $XXXX is above minimum required amount of $XXXX The borrower has additional income which is not being used in the effective income (rental income from borrowers 2 unit primary residence and positive sch c income from XXXX)		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 234	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception:	Missing guidelines required tax transcripts, per file borrowers were victims of identity theft and transcripts were not available, lender was able to verify tax payments with e-file docs. Lender approved exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client waived	1	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 8.03300% or Final Disclosure APR of 8.03300% is in excess of allowable threshold of APOR 3.64% + 2.5%, or 6.14000%. [2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.03300% or Final Disclosure APR of 8.03300% is in excess of allowable threshold of APOR 3.64% + 2.5%, or 6.14000%.	State Compliance - California HPML Threshold Test: Guidelines allow for HPML transactions. Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Guidelines allow for HPML transactions.	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	39.454% DTI on this Full documentation loan < 50% guideline max - 10.546% below program guideline maximum Number of Months Verified Reserves: $XXXX- $XXXX CTC= $XXXX/$XXXX= XX months in post-closing reserves. Residual Income: Required Income: $XXXX; Verified $XXXX; Excess of $XXXX.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 235	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.77140% or Final Disclosure APR of 9.77100% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. [2] Federal Compliance - TRID non-compliant: Closing Disclosure Contact Information is incomplete.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): verified fees were input correctly Federal Compliance - TRID non-compliant: Closing Disclosure Contact Information is incomplete.: Settlement Agent License ID not present.. Corrected on post closing CD 6.3.16.	REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CD.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID non-compliant: Closing Disclosure Contact Information is incomplete.: TILA - 1yr affirmative			-	D	D	D	D	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 215	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Disclosure signed at closing references a previous waiver. Borrower did not sign the Waiver on the previous disclosure. Unable to determine if borrower waived their rights to receipt of appraisal 3 days prior to closing. There was also no evidence that the copy of the appraisal was provided to the borrower at closing. The disclosure states the report should have been provided, it does not state that it was provided to the borrower.	REVIEWER - CURED COMMENT (2019-07-17): Lender cured with correction of designation as SafeHarbor QM SELLER - GENERAL COMMENT (2019-07-17): Lender provided a compliance report indicating that the loan is SafeHarbor QM	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is generally no Assignee Liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 236	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 5.98840% or Final Disclosure APR of 6.01200% is in excess of allowable threshold of APOR 3.14% + 2.5%, or 5.64000%.
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.98840% or Final Disclosure APR of 6.01200% is in excess of allowable threshold of APOR 3.14% + 2.5%, or 5.64000%.
[2] Federal Compliance - TRID Loan Estimate Property Taxes Escrow: TILA-RESPA Integrated Disclosure - Other Costs: Loan Estimate provided on XX/XX/XXXX disclosed property taxes figures under Initial Escrow Payment at Closing that does not match amount per month calculation. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $115.00 plus 10% or $126.50 (0)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $475.00. (7506)	State Compliance - California HPML Threshold Test: verified fees were input correctly. Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): verified fees were input correctly. Federal Compliance - TRID Loan Estimate Property Taxes Escrow: Total Property Taxes stated in Section G states $2188.00 however the calculated total is $2186.	REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent disclosure. REVIEWER - CURED COMMENT (2019-07-17): Final CD reflects $98.50 Lender Credit for tolerance cure. $75 appraisal and $23.50 recording fee. REVIEWER - CURED COMMENT (2019-07-17): Final CD reflects $98.50 Lender Credit for tolerance cure. $75 appraisal and $23.50 recording fee.	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Property Taxes Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 237	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.64370% or Final Disclosure APR of 8.64400% is in excess of allowable threshold of APOR 3.2XX% + 1.5%, or 4.78000%.
[2] Federal Compliance - TRID Interim Closing Disclosure Interest Rate Change After Closing: TILA-RESPA Integrated Disclosure - Loan Terms: Closing Disclosure provided onXX/XX/XXXX incorrectly disclosed whether the Interest Rate can change. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Closing Disclosure provided onXX/XX/XXXX disclosed a negative fee amount. (InitiXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Valid exception. Federal Compliance - TRID Interim Closing Disclosure Negative Fees: Disclosure reflects a negative fee for Owner's Title Insurance in Section H. This is TRID non-compliant.	REVIEWER - WAIVED COMMENT (2019-07-17): XXX waived Exception: outside of the XXXX RMBS 3.0 TRID Compliance Review Scope REVIEWER - CURED COMMENT (2019-07-17): Lender cured with re-disclosed CD same day as initial on XX/XX/XXXX and subsequent CD's reflecting no negative fees.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Interest Rate Change After Closing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Interim Closing Disclosure Negative Fees: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	D	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 292	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.81946% or Final Disclosure APR of 6.83100% is in excess of allowable threshold of APOR 3.23% + 1.5%, or 4.73000%.			Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination on page 412. Compensating factors read as follows: "Borrower is a successful business owner for 17 years. Credit history with mid fico 804 show financial responsibility. Borrower has sufficient to debt service all obligation. DR is 28.4/46.71. Income from personal bank statement with 25% business expense factor is $12,242.70 with a residual of $6,524."		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 238	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Credit Documentation - Credit Report Error: Missing source document for credit/housing history.	Lender approved an exception allowing for reduced 24 months housing history due to borrower's not having cancelled checks prior to XX/XXXX, borrower provided lease and VOR was obtained.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to Waive.	1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.04460% or Final Disclosure APR of 6.04500% is in excess of allowable threshold of APOR 3.2XX% + 2.5%, or 5.78000%. [2] Federal Compliance - TRID non-compliant: Closing Disclosure Contact Information is incomplete.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): HPML per lender's compliance testing. Federal Compliance - TRID non-compliant: Closing Disclosure Contact Information is incomplete.: Final CD is missing title agent's State ID.	REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (XXXX).	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID non-compliant: Closing Disclosure Contact Information is incomplete.: TILA - 1yr affirmative	Guidelines require 9 months, verified XX months. Minimum housing payment increase of 29.703% Residual income of $XXXX exceeds required of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 239	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Max LTV is 80% due to 5% reduction required because Alternate Credit was used. Lender exception in file approves this LTV variance.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to Waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.88420% or Final Disclosure APR of 6.88400% is in excess of allowable threshold of APOR 3.XX% + 1.5%, or 4.65000%.
[2] Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided onXX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (InitiXX/XX/XXXX)
																				[2] Federal Compliance - TRID Revised Loan Estimate Timing vs Closing Disclosure: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount:XX/XX/XXXX CD is noted to be "estimated". It reflects a $44.15 credit. "Calculating Cash to Close" section identifies this as a tolerance cure, however, the figure is not reflected in "Total Closing Costs" Section J, in the Lender Credit Column, as required. Federal Compliance - TRID Revised Loan Estimate Timing vs Closing Disclosure: LE is datedXX/XX/XXXX, which is the same date as the earliest CD found in file. ThisXX/XX/XXXX CD is identified as an "Estimated" CD.		Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Timing vs Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX%% DTI on this Full documentation loan < 43% guideline max - XX% below program guideline maximum Borrower on this Full documentation loan has a disposable income of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 241	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.307XX% or Final Disclosure APR of 7.33400% is in excess of allowable threshold of APOR 3.61% + 2.5%, or 6.11000%. [2] Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $100.00 plus 10% or $110.00 (0)	Federal Compliance - TRID - Ten Percent Fee Tolerance: ($15.00) violation due to increase in (recording fee(s)).	REVIEWER - CURED COMMENT (2019-07-17): Cure provided on Final CD.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	22.54 months reserves >3 months guideline minimum - borrowers have verified reserves of $87,839.79 Borrower on this (Documentation Type) documentation loan has a disposable income of $15,618. Guidelines require $3,700		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 240	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	US Depository assets seasoned <30 days and using business assets for reserves which is not allowed per guidelines. Lender approved exception for both.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to Waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX) [1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Federal Compliance - TRID Final Closing Disclosure Closing Date: Closing date isXX/XX/XXXXFederal Compliance - NonQM ATR: MIssing YTD 2016 P&L and Balance Sheet and most recent 2 years business returns as well as executed 2015/2014 personal returns. The file only contains 2014/2015 unexecuted personal returns and P&L and Balance sheet for period ending 7/2015.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive guideline requirements for Foreign National and use T4s for income.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	Maximum DTI 43%, actual XX% Maximum LTV 70%, actual 63.89XX% Required residual $XXXX, actual $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 242	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.931XX% or Final Disclosure APR of 6.93700% is in excess of allowable threshold of APOR 3.XX% + 2.5%, or 5.65000%.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Annual percentage rate of 6.937% exceeds threshold of 5.65%.		Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 243	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.82270% or Final Disclosure APR of 7.82300% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%.  Compliant Higher Priced Loan.
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $90.00. (7580)	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Title - Search fee $200.00, Title - Settlement Agent fee $695.00, Transfer Tax fee $924.00, HOA Estoppel fee $150.00, and Municipal Lien Search fee $335.00 were reflected on the Seller's CD, however were not reflected on the Borrower's Final CD.
																					Federal Compliance - TRID - Zero Percent Fee Tolerance: Fee disclosed as ($90.00) on (LE dated XX/XX/XXXX but disclosed as ($92.00) on Final Closing Disclosure.	REVIEWER - GENERAL COMMENT (2019-07-17): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. REVIEWER - CURED COMMENT (2019-07-17): Cure provided on Final CD.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	80% LTV < 85% guideline max Borrower on this full documentation loan has a disposable income of $3,091.00 which exceeds product requirement of $1,650.		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 245	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided onXX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)		REVIEWER - CURED COMMENT (2019-07-17): Lender cured with post consummation CD.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 244	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:	Guideline required mortgage history of 0x30x12 not met, lender verified only 4 months mortgage history. Lender approved exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1				2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add) [2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $90.00. (7580) [2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $550.00. (7506)	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller Title - Escrow Closing fee of $346.50, Title - Transaction Processing fee of $225, HOA - Resale Discl fee of $277, HOA - Resale Disclosure pkg fee of $23 and HOA - Transfer fee were reflected on Seller CD but were not on Borrower final CD.	REVIEWER - GENERAL COMMENT (2019-07-17): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the final CD with a tolerance cure of $77. REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the final CD with a tolerance cure of $77.	Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this full documentation loan < 43.00% guideline max - XX% below program guideline maximum Borrower on this full documentation loan has residual income of $8,966. LTV of 75% is less than 80%.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 246	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.51160% or Final Disclosure APR of 6.51200% is in excess of allowable threshold of APOR 3.XX% + 2.5%, or 5.65000%. Compliant Higher Priced Loan.
[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.51160% or Final Disclosure APR of 6.51200% is in excess of allowable threshold of APOR 3.XX% + 2.5%, or 5.65000%.  Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,966.60 exceeds tolerance of $1,352.20 plus 10% or $1,487.42 (0)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. The following Fees were reflected on the Seller's CD, however were not reflected on the Borrower's Final CD: $70 Property Tax Disclosure.
The following Fees were reflected on the Borrower's Final CD but were not reflected on the Seller's CD: $693.36 Homeowner's Insurance, $285 HOA Dues, $195 HOA Transfer/Maintenance Fee.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Final CD Section F shows total 12 month premium of $2,130.04. Section G shows Homeowner's Insurance monthly premium of $173.34. 12 months using this premium amount is $2,080.08.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure of $456.66 was reflected which is insufficient to cure $479.18.
Federal Compliance - TRID - Ten Percent Fee Tolerance: $479.18 violation due to increase in recording fees. $456.66 tolerance cure credit was provided at closing, which is insufficient for the total violation amount.
Federal Compliance - TRID - Fee Tolerance without Cure: Cure of $456.66 was reflected which is insufficient to cure $479.18.	REVIEWER - GENERAL COMMENT (2019-07-17): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.
REVIEWER - CURED COMMENT (2019-07-17): Received LOE, corrected CD, proof of delivery, and copy of check.
REVIEWER - GENERAL COMMENT (2019-07-17): Post close CD provided reflects a cure amount of $1445.54.  Missing copy of check, proof of delivery and LOE to borrower.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender fees not part of tolerance testing.  Fees included:  Settlement, Lender's Insurance, Notary and Recording.  Lender states Notary Fee not included on final CD, but that's erroneous.  Total of these fees on CD equals $1352.20.  Total on final CD equal $1966.60.
BUYER - GENERAL COMMENT (2019-07-17): Before we request the additional cure check for $126.00 on this file, can you submit my rebuttal and revised CD attached and confirm XXX is okay with our calculations. This includes Exceptions: 1404142 and 1404143.
REVIEWER - CURED COMMENT (2019-07-17): Received LOE, corrected CD, proof of delivery, and copy of check.
REVIEWER - GENERAL COMMENT (2019-07-17): Lender paid fees are not part of tolerance testing.  Fees included:  Settlement, Lender's Insurance, Notary and Recording.  Total of these fees on CD equals $1352.20.  Total on final CD equals $1966.60.
BUYER - GENERAL COMMENT (2019-07-17): Dropped Revised Post Close CD and LOE Package to XXX for Consideration to apply to Exceptions: 1404142 and 1404143. JF	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 247	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Loan file does not include 2 years tax returns for multiple businesses for which borrower has >25% ownership. Lender exception is provided approving this deviation to guidelines.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to Waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.501XX% or Final Disclosure APR of 6.50400% is in excess of allowable threshold of APOR 3.49% + 2.5%, or 5.99000%. Compliant Higher Priced Loan.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Provided Post Closing:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure provided after closing.
[2] Federal Compliance - TRID - Good Faith Fee Tolerance: TILA-RESPA Integrated Disclosure - Good Faith Violation: Homeowners Insurance Premium provided on Final Closing Disclosure was not previously disclosed to the borrower. (8500)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $90.00. (7580)	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Loan fails Federal HPML Threshold Test
Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Provided Post Closing:  Unable to determine Anti-Steering compliance/Safe Harbor: Anti Steering Disclosure in file is datedXX/XX/XXXX, vs note date ofXX/XX/XXXX.
Federal Compliance - TRID - Good Faith Fee Tolerance: Homeowners Insurance Premium not disclosed on Loan Estimate. Missing evidence of when lender was made aware of fee.
Federal Compliance - TRID - Zero Percent Fee Tolerance: Fee disclosed as $90 on LE datedXX/XX/XXXX, but disclosed as $92 on Final CD.	REVIEWER - CURED COMMENT (2019-07-17): Final CD reflects the required $2 tolerance cure.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Provided Post Closing:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID - Good Faith Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	25% DTI on this Full documentation loan < 50% guideline max - 25% below program guideline maximum Borrower on this Full documentation loan has a disposable income of $XXXX Credit report shows 0x30x10 housing payment history. Minimal housing expense increase with new PITIA $50 less than current PITIA.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 248	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Missing guideline required Desk Review.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.972XX% or Final Disclosure APR of 6.97200% is in excess of allowable threshold of APOR 3.17% + 2.5%, or 5.67000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
																				[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing DisclosureXX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Loan fails Federal HPML Threshold Test Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: No Seller paid fees disclosed	REVIEWER - GENERAL COMMENT (2019-07-17): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Housing payment history 0x30x60 which exceeds the requirement of 0x30x12. Spouse has positive schedule C income that is not being used to qualify.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 250	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception to allow the higher DTI on a Non-Warrantable Condo Level 3 that restricts DTI to 43%.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to Waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.05160% or Final Disclosure APR of 7.09400% is in excess of allowable threshold of APOR 3.46% + 1.5%, or 4.96000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Loan Type that does not match the actual loan type for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Document reflects Assumptions allowed and Note does not reflect the assumption verbage.		Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Loan Type: TILA - 1yr affirmative	80% LTV < 85% maximum allowed Income not reflected in effective income. Borrower is currently working on PHD and once graduates in 5/2018 he will become a full time employee of the University with substantially higher income. Residual income of $XXXX is > required of $800		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 251	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Missing guideline required Desk Review.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $261.28 exceeds tolerance of $230.00 plus 10% or $253.00 (0)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Miscellaneous Compliance - Other Compliance Exception (Manual Add): TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Record Termination fee of $23, Estoppel fee of $150, Settlement/Closing fee of $195 and Wire fee of $50 were reflected on Seller CD but not on Borrower final CD.
Federal Compliance - TRID - Ten Percent Fee Tolerance: COC form in file indicates after initial GFE third party fees were required and lists Govt Recording fee of $258; however, a valid COC for the increase was not provided.	REVIEWER - GENERAL COMMENT (2019-07-17): Captured Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.
REVIEWER - CURED COMMENT (2019-07-17): Received copy of refund check, LOE, proof of delivery, and corrected CD.
REVIEWER - CURED COMMENT (2019-07-17): Received copy of refund check, LOE, proof of delivery, and corrected CD.
REVIEWER - GENERAL COMMENT (2019-07-17): Baseline amount for recording fees is the initial LE and the amount is $230.  Required cure is $8.28 so $5 at closing does not cover the required cure amount.
																						REVIEWER - CURED COMMENT (2019-07-17): Received copy of refund check, LOE, proof of delivery, and corrected CD.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Ten Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	707 representative FICO score > 620 guideline minimum - 87 points above guideline minimum		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 249	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Missing guideline required Desk Review.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.75000% or Final Disclosure APR of 7.75000% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[2] Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $90.00. (7580)	REVIEWER - CURED COMMENT (2019-07-17): Lender cured on the final CD with a $2 tolerance cure.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.

Federal Compliance - TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Reserves of 15 months > required 9 months.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 252	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Secondary financing not allowed.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.41160% or Final Disclosure APR of 6.41200% is in excess of allowable threshold of APOR 3.53% + 2.5%, or 6.03000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Closing Disclosure provided onXX/XX/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for homeowner's insurance under Prepaids. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Line 1 of Section F, number of months is blank.	REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CDs (XXXX). REVIEWER - GENERAL COMMENT (2019-07-17): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.	XX% DTI on this full documentation loan < 50% guideline max - 19% below program guideline maximum 732 representative FICO score > 680 guideline minimum - 52 points above guideline minimum Borrower on this full documentation loan has a disposable income of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 253	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $700.00 exceeds tolerance of $500.00. (7506)
[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for (Appraisal fee) of ($200.00) was not provided. Post consummation CD dated XX/XX/XXXXeflects a sufficient cure amount of $200.00; however, refund check and evidence of delivery were not found in the file.
Federal Compliance - TRID -  Zero Percent Fee Tolerance: Fee disclosed as ($50.00) on (LE dated XX/XX/XXXX but disclosed as ($700.00) on Final Closing Disclosure. Post consummation CD dated XX/XX/XXXXeflects a sufficient cure amount of $200.00; however, refund check and evidence of delivery were not found in the file.
																					Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of (XX/XX/XXXX but transaction consummation (mortgage notary) date was (XX/XX/XXXX	REVIEWER - CURED COMMENT (2019-07-17): Received all required cure documentation. REVIEWER - CURED COMMENT (2019-07-17): Received all required cure documentation. REVIEWER - GENERAL COMMENT (2019-07-17): Received copy of check issued and label created; however but never sent. Please provide evidence of borrower receipt. REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on post close CD (XXXX).	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 255	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Issue: Ineligible borrower	Ineligible income. Guidelines require evidence of alimony receipt for 12 months, borrower qualified using 1st alimony payment. Lender exception in file.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.73970% or Final Disclosure APR of 5.81000% is in excess of allowable threshold of APOR 3.21% + 1.5%, or 4.71000%. Compliant Higher Priced Loan.
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																							The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.	Guideline variance approved by lender at time of origination. Compensating factor: Mortgage payment history - Verified mortgage payment history of 0X30 for 56 months on the credit report, when only 24 months are required. Guideline variance approved by lender at time of origination. The housing expense decreased from $1412.00 to $1161.87. Guideline variance approved by lender at time of origination. The loan LTV of 74.048 when the applicant qualifies for a max of 90% with the fico of 811.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 254	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Income Documentation - Income Docs Missing: [2] Application / Processing - Missing Valuation:: Valuation Type: Desk Review / Valuation Report Date: <empty> Desk Review is missing [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Bankruptcy / Balance: XXX	Missing 2015 transcripts or evidence of extension, lender exception in file. Missing Clear Capital CDA or CoreLogic AVM per guidelines. No evidence of disposition of BK Petition fileXX/XX/XXXX located.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive. REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.42820% or Final Disclosure APR of 7.43900% is in excess of allowable threshold of APOR 3.4XX% + 1.5%, or 4.98000%. Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
																				[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: erroneous - increase due to seller paid portion which was seller paid per contract.		Federal Compliance - (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): TILA HPML - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this full documentation loan < 43% guideline max - 5% below program guideline maximum 59% LTV < 80 guideline max Borrower on this full documentation loan has a disposable income of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 256	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 9.00. [2] Application / Processing - Missing Valuation:	Lender approved exception. Missing secondary valuation as required by guidelines.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive. REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $65.00. (7580)	Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Disclosure reflects Title fees payable to XXXX in section C (Services Borrower Did Shop For). XXXX is a service provider listed on the Settlement Service Provider List. As a result, these fees should have been reflected in section B (Services Borrower Did Not Shop For). Federal Compliance - TRID - Zero Percent Fee Tolerance: Fee disclosed as ($65.00) on (LE dated XX/XX/XXXX but disclosed as ($92.00) on Final Closing Disclosure.	REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (XXXX). REVIEWER - CURED COMMENT (2019-07-17): Cure provided on Final CD.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this (Full) documentation loan has a disposable income of $XXXX Guides require 24 months housing history and 36 months provided.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 257	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 6.00. [2] Application / Processing - Missing Valuation:	Missing secondary valuation	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive. REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1				2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.2XXX0% or Final Disclosure APR of 6.26500% is in excess of allowable threshold of APOR 3.56% + 1.5%, or 5.06000%. Compliant Higher Priced Loan. [2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided onXX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)			State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.	35.61% < required 43% 57% LTV < 75 guideline max Disposable income of $XXXX > required $1000		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 259	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID - Fee Tolerance without Cure: TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $92.00 exceeds tolerance of $90.00. (7580)
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $35.00 exceeds tolerance of $29.00. (7520)
[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $850.00. (7506)	Federal Compliance - TRID - Zero Percent Fee Tolerance: Valid exception Federal Compliance - TRID - Zero Percent Fee Tolerance: Valid exception	REVIEWER - CURED COMMENT (2019-07-17): Cured at closing. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID - Fee Tolerance without Cure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has reserves of 8 months when program only requires 3. Borrower on this full documentation loan has a disposable income of $XXXX LTV is 5% below the max of 80% for this program. Program only requires 12 months of VOM, there is over 10 years showing on credit with no lates.		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 258	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 261	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-16,623.20 is less than amount of binding Lender Credit previously disclosed in the amount of $-17,414.92. (9300)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender Contact NMLS ID is blank.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Monthly amount reflects $231.25, however prepaid homeowner's insurance reflects $2970.00, should be $2775.00.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for (Lender Credit) of ($791.72) was not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit disclosed as ($-17,414.92) on (CD dated XX/XX/XXXX but disclosed as ($-16,623.20) on Final Closing Disclosure.	REVIEWER - CURED COMMENT (2019-07-17): Lender contact is a CS Rep and doesn't have a unique identifier.
REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (XXXX).
REVIEWER - GENERAL COMMENT (2019-07-17): Received post close CD reflecting a cure of $791.72, but still missing LOE, copy of check, and proof of delivery.
REVIEWER - CURED COMMENT (2019-07-17): Subsequent CDs reflect the credits reflected in incorrect section in the correct section.  Total credits reflect the same amount as on LE.
REVIEWER - GENERAL COMMENT (2019-07-17): Received post close CD reflecting a cure of $791.72, but still missing LOE, copy of check, and proof of delivery.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 260	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	2	[2] General Appraisal Requirements - Valuation Error: Desk review value not provided.	Missing secondary valuation as required by guidelines.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID -  Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00. (75106)
																				[2] Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $92.00 exceeds tolerance of $0.00. (7580)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender Contact NMLS ID is blank. Federal Compliance - TRID - Zero Percent Fee Tolerance: Fee was not disclosed on Loan Estimate. Federal Compliance - TRID - Zero Percent Fee Tolerance: Fee was not disclosed on Loan Estimate.	REVIEWER - CURED COMMENT (2019-07-17): Lender contact is a CS Rep and doesn't have a unique identifier. REVIEWER - CURED COMMENT (2019-07-17): Cure provided on Final CD. REVIEWER - CURED COMMENT (2019-07-17): Cure provided on Final CD.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID - Zero Percent Fee Tolerance: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	40% DTI < 50% guideline max - 10% below program guideline maximum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 262	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-14,522.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-14,522.70. (9300)
																				[2] Federal Compliance - TRID Service Provider - Compliant: TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender Contact NMLS ID is blank. Federal Compliance - TRID Lender Credit Tolerance Violation: Fee disclosed as ($-14,522.70) on (CD dated XX/XX/XXXX but disclosed as ($-14,522.50) on Final Closing Disclosure. Federal Compliance - TRID Service Provider - Compliant: Settlement Service Provider List in file is not TRID compliant (references GFE).	REVIEWER - CURED COMMENT (2019-07-17): Lender contact is a CS Rep and doesn't have a unique identifier. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Service Provider - Compliant: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 264	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				2	[2] General Appraisal Requirements - Valuation Error: Desk review value not provided.	Missing secondary valuation as required by guidelines.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1					725 representative FICO score > 620 guideline minimum - 105 points above guideline minimum		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 265	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Guideline required residual income is $1,200, actual residual income is $XXXX. Lender approved exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 8.59800% or Final Disclosure APR of 8.59800% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Compliant Higher Priced Loan.	State Compliance - California HPML Threshold Test: Verified fees were input correctly.		State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.	26 months reserves > 3 months required Lower LTV max is 70% LTV subject LTV is 40%		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 266	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Lender approved exception	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/109892)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/109890)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Payment amount not accurately rounded. Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Payment amount not accurately rounded.	REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (XXXX). REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (XXXX).	Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Housing history of 0x30x43 exceeds required of 0x30x12 Reserves of XX months exceeds required of 3 months Residual income of $$XXXX exceeds guideline requirement of $1,300		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 267	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Insufficent or no cure was provided to the borrower. (7506)		REVIEWER - CURED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 268	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception: [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 60.00000% exceeds Guideline loan to value percentage of 50.00000%.	Lender used rental income on subject property.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive. REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)			Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	91 months reserves > 12 months guideline minimum Borrower on this loan has a disposable income of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 269	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 270	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Non-Warrantable condo's are limited to 43% DTI. Lender exception approval provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [2] Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology or did not list the fees in the same sequential order as the Loan Estimate. (FinXX/XX/XXXX)	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Evidence of earlier borrower receipt was not found in file. Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: Title - Lien Search changed to Title - Title Examination.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - TRID Final Closing Disclosure Fee Terminology and Order: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	HOA R/T with 710 FICO allows 90% w/ 5% reduction due to Condo Risk Level 3%: 85%. Current LTV: 79.49% Residual Income - Required: $XXXX vs Actual : $XXXX Significant reduction in housing payment as supported by NTB. 21% reduced payment.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 271	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM. Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien: Closing disclosure did not indicate any seller fees vs the Sellers Closing disclosure that had $12,114.88 in fees.	REVIEWER - CURED COMMENT (2019-07-17): File switched to Non-QM REVIEWER - CURED COMMENT (2019-07-17): Data correct on subsequent CDs (XXXX).	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	701 representative FICO score > 660 guideline minimum - 41 points above guideline minimum 80% LTV < 90% guideline max Borrower has a retirement account with a balance of $XXXX, however due to the borrower's age, the guidelines do not allow to use for reserves.		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 272	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Fee was charged but no report was provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. Client elects to waive.	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $43.73 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure provided on Closing DIsclosure	REVIEWER - CURED COMMENT (2019-07-17): Cured at closing.		16 months reserves > 6 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 273	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 660.	Credit score of XXX is less than required 660. Lender approved this exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Late Payment Test: TILA-RESPA Integrated Disclosure- Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the terms of the Late Payment. (FinXX/XX/XXXX)		REVIEWER - CURED COMMENT (2019-07-17): This is cured on the XX/XX/XXXX post funding CD.	Federal Compliance - TRID Final Closing Disclosure Late Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	The reserves of 38 months are above the required reserves of 6 months. The residual income, $XXXX, is above the required amount of $XXXX.		-	D	D	D	D	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 274	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Fee was collected but no report provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. Client elects to waive.	2	[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)			Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	12 months reserves > 3 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 275	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $136.00 exceeds tolerance of $40.00 plus 10% or $44.00. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $494.00 exceeds tolerance of $434.00.  Insufficent or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $2,805.00 exceeds tolerance of $0.00.  Insufficent or no cure was provided to the borrower. (7325)
[1] Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure: Fees disclosed on the Seller's Closing Disclosure are greater than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $72 violatioin. $20 Deed Recording fee was paid by seller which is customary in the state of Texas.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $434 on LE dated 11/29 and as $494 on Final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on LE
																					Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: Sreller's CD reflects $17,585.71. Borrower's CD reflects $11,414.96.	REVIEWER - CURED COMMENT (2019-07-17): Final CD reflects $2937 Lender Credit for tolerance cure. REVIEWER - CURED COMMENT (2019-07-17): Final CD reflects $2937 Lender Credit for tolerance cure. REVIEWER - CURED COMMENT (2019-07-17): Final CD reflects $2937 Lender Credit for tolerance cure. REVIEWER - CURED COMMENT (2019-07-17): Data was corrected on subsequent CD which reflects $17,585.71 seller paid fees	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure Fees Greater than Final Closing Disclosure Seller Paid Fees: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	18 months reserves > 6 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 277	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception:	Lender Approved Exception: Borrower qualifies for better program based on the foreclosure deed out of the borrowers ownership executed and filed XX/XX/XXXXsignedXX/XX/XXXXnd recorded XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed prepaid interest under Prepaids that does not match calculated figures. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: CD reflects $614.55, calculates to be $XXX.65. ($46.31 x 15) Note: data is corrected on subsequent CD reflecting $40.97x15=$614.55, however file is missing Letter of Explanation to borrower.		Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	DTI ratio is XX%/XX%%. Excess funds for reserves $XXXX. LTV is 90%. Residual income required is $XXXX, actual is $XXXX. Excess is $XXXX.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 263	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.		REVIEWER - CURED COMMENT (2019-07-17): Designation switched to Safe Harbor.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	XX% DTI on this (Documentation Type) documentation loan <50.00% guideline max - XX% below program guideline maximum Borrower has employment stability for 20 years in theTechnology industry. And residual income of $XXXX mo		-	C	C	C	C	C	A	A	A	A	A	A	B	B	B	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 278	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Secondary valuation product was not provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75155)		REVIEWER - CURED COMMENT (2019-07-17): Cured with Lender credit at closing		135 months reserves > 2 months guideline minimum 57.97% LTV < 70.00 guideline		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 276	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1					XX% DTI on this full documentation loan < 50% guideline max - 11% below program guideline maximum		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 279	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Interim Closing Disclosure Esign Consent Agreement Timing: ESIGN Act - Closing Disclosure provided onXX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InterXX/XX/XXXX017) [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $278.00 exceeds tolerance of $236.00 plus 10% or $259.60. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2019-07-17): Cured at closing.		XX% DTI on this loan < 43% guideline max - XX% below program guideline maximum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 280	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception: Per guidelines, use of retirement accounts for asset depletion requires borrower to be 59 1/2, borrower has not attained that age yet and lender used IRA accounts at 85% value for asset depletion to qualify.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.		REVIEWER - CURED COMMENT (2019-07-17): Designation switched to Non-QM	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower on this full doc documentation loan has a residual income of $XXXX. Guideline variance approved by lender at time of origination, DTI less then maximum allowed. Guideline variance approved by lender at time of origination. Excess Reserves.		-	C	C	C	C	C	B	B	B	B	B	A	B	B	B	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 283	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Fee collected but no report provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. Client elects to waive.	2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided onXX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing DisclosureXX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $342.54 exceeds tolerance of $150.00.  Insufficent or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficent or no cure was provided to the borrower. (75106)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $1,350.00 exceeds tolerance of $949.00. Insufficent or no cure was provided to the borrower. (7355)	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Erroneous Reg ID 2924. The F. Prepaids Homeowner's Insurance Premium includes a one time $25.00 service charge. The amounts disclosed in section G do not include the one time fee.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No VCC found for increase in fees on 1/10 LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No VCC found for increase in fee on 1/10 LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No VCC found for increase in fee.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No VCC found for increase in fee.	REVIEWER - CURED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. REVIEWER - CURED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. REVIEWER - CURED COMMENT (2019-07-17): Cure provided at closing. REVIEWER - GENERAL COMMENT (2019-07-17): Rebuttal from lender states that lender credit covered this violation. There are a total of $743.54 in tolerance violations and only $443.54 in lender credits. Once aggregate of violations is remedied, then all tolerance violations will be cured.	Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	45 months reserves > 3 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 281	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	2	[2] General Appraisal Requirements - Valuation Error: Desk review value not provided.	Fee collected but no report provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive. REVIEWER - GENERAL COMMENT (2019-07-17): Received copy of CDA but value is Indeterminate. 3rd Party valuation is required to substantiate appraised value.	2	[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficent or no cure was provided to the borrower. (75106)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $550.00. Insufficent or no cure was provided to the borrower. (7507)	REVIEWER - CURED COMMENT (2019-07-17): Designation switched to Non-QM REVIEWER - CURED COMMENT (2019-07-17): Cured at closing. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing.	Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	14 months reserves > 6 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 282	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	2	[2] General Appraisal Requirements - Valuation Exception:	Subject is a non-warrantable condo with 407 sq ft GLA. Lender approved exception in the loan file.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,809.60 exceeds tolerance of $1,761.75. Sufficient or excess cure was provided to the borrower at Closing. (8304)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $655.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2019-07-17): Cured at closing. REVIEWER - CURED COMMENT (2019-07-17): Cured at closing.		XX% DTI on this Full documentation loan < 43% guideline max - XX% below program guideline maximum Borrower on this Full documentation loan has a disposable income of $XXXX.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 284	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Eligibility - Credit Issue: Charged off accounts on credit report were not satisfied at closing per loan approval. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 89.99990% exceeds Guideline loan to value percentage of 85.00000%.	Lender approved Lender approved	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive. REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Fee collected but no report provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. Client elects to waive.	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.48240% or Final Disclosure APR of 6.48200% is in excess of allowable threshold of APOR 3.51% + 2.5%, or 6.01000%. Compliant Higher Priced Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,622.62 exceeds tolerance of $0.00.  Insufficent or no cure was provided to the borrower. (7200)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficent or no cure was provided to the borrower. (75103)	State Compliance - California HPML Threshold Test: Verified fees were input correctly.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: CD data field is blank, calculates to be $2772.62.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on LE.  Note:  COC in file indicates Courtesy re-disclosure reflecting the increase in discount fees, however no reason for change was given.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on LE dated XX/XX/XXXXnd disclosed as $150 on Final CD. Note: Per COC in file Lender was notified of change on XX/XX/XXXXhowever re-disclosed LE was not issued until 12/12/16.	REVIEWER - CURED COMMENT (2019-07-17): Designation switched to Non-QM REVIEWER - CURED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. REVIEWER - GENERAL COMMENT (2019-07-17): Received CoC stating fee was added at closingXX/XX/XXXXhows rate was locked through 2/22, so no extension was necessary. Exception remains. REVIEWER - CURED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower.	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Check Restated Loan Designation Match - QM / ATR: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	22.29 months reserves > 6 months guideline minimum - borrowers have verified reserves of $XXXX.

Borrower has employment stability for 18 years as an Attorney.

Borrower has job stability for 12 years with the same employer, as an Attorney.

Guideline variance approved by lender at time of origination.
Credit score required for 90% LTV is 680, actual 674.
Lender LTV exception to allow up to 90% LTV when program maximum is 85% LTV based on the following compensating factors:

Residual income required is $XXXX, actual verified is $XXXX.
Stable employment for B1, 12 years same employer.
																								Primary housing payment history past 36 months 0x30.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 285	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Lender Approved Exception to DTI: Non-Warrantable Condo- Max DTI 43%.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1				1					Required residual income $XXXX versus actual $XXXX Reserves of 29 months > 12 months required		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 286	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1					XX% DTI on this full documentation loan < 50% guideline max - XX% below program guideline maximum		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 288	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Second valuation product was not provided. Final CD reflects Field Review fee collected.	REVIEWER - WAIVED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. Client elects to waive.	2	[2] State Compliance - California HPML Threshold Test: California Higher-Priced Loan: APR on subject loan of 6.82620% or Final Disclosure APR of 6.82700% is in excess of allowable threshold of APOR 3.4XX% + 2.5%, or 5.98000%. Compliant Higher Priced Loan. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	State Compliance - California HPML Threshold Test: Note rate is 6.25%.	State Compliance - California HPML Threshold Test: Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	9 months reserves > 3 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 287	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	1				2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Fee collected but no report provided.	REVIEWER - WAIVED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower. Client elects to waive.	1					42 months reserves > 3 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 289	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	1				1					.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 290	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	1	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive.	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $500.00. Insufficent or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No cure was found related to the zero% tolerance issues. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $500 on LEs and as $600 on Final CD.	REVIEWER - CURED COMMENT (2019-07-17): Received copy of check, corrected CD, proof of delivery and LOE to borrower.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	411 months reserves > 3 months guideline minimum		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 291	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Higher Priced QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Erroneous reg ID 2933. No tolerance violation for Transfer Tax fee. Tolerance violation comes from split of transfer taxes. Portion in the amount of $1,005.30 was paid by the borrower and $1,505 was paid by the seller.		Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 99	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Deposit. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $693.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7200)		REVIEWER - CURED COMMENT (2019-07-17): Cured with credit at closing	Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 98	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)						-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 100	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Earnest Money from foreign account. Lender approved exception	REVIEWER - WAIVED COMMENT (2019-07-17): Lender approved exception	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Deposit. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 101	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing DisclosureXX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided onXX/XX/XXXX incorrectly disclosed whether there was a change in the Deposit. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 103	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 91	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)						-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 102	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,736.00 exceeds tolerance of $1,682.00. Insufficent or no cure was provided to the borrower. (8304)		REVIEWER - CURED COMMENT (2019-07-17): Cured with credit on final CD	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 93	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing DisclosureXX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)						-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 104	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 94	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Google translate used to translate the CPA letter. Waived sourcing of large deposits, Waived requirement to have the English Translation of the most recent bank statement with XXXX. 56 days documented in XXXX account XXXX did not meet 60 day requirement. Lender waived the exceptions	REVIEWER - WAIVED COMMENT (2019-07-17): Lender approved exception	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 214	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Final value of Cash to Close that does not match the actual sum of Final cash to close figures. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure Without Seller - Cash To Close: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 92	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM	2	2	[2] Miscellaneous - Credit Exception:	Multiple credit event, the borrower has a prior short sale and foreclosure. Lender approved the exception.	REVIEWER - WAIVED COMMENT (2019-07-17): Lender approved exception	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX LLC/S-Corp)
																				[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Seller Credit that does not match the Seller Credit from the Calculating Cash to Close table. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Seller Credit: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 3	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $550.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7548)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $91.80 exceeds tolerance of $45.00.  Insufficient or no cure was provided to the borrower. (7520)
[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.47620% or Final Disclosure APR of 6.52600% is in excess of allowable threshold of APOR 4.2XX% + 1.5%, or 5.78000%.  Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.47620% or Final Disclosure APR of 6.52600% is in excess of allowable threshold of APOR 4.2XX% + 1.5%, or 5.78000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge 570,497.97 > CD Finance Charges 551,092.98 - Finance charges under disclosed by $19,404.99 - PCCD
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Disclosure reflects Homeowner's Insurance of ($1,947.15 or $162.29/mo) under Prepaids; however, Homeowner's Insurance monthly under Initial Escrow Payments is ($137.02); the Lender did not use the correct EOI to calculate the monthly prepaid amount.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: CD Total Interest % 122.768 < Calculated CD Total Interest % 127.129 - PCCD
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: CD Total of Payments 997,504.78 < calculated CD Total of Payments 1,016,909.77. - PCCD
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for Loan Discount Points of $475.00, Credit Report Fee of $46.80 and Processing Fee of $550.00 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as ($45) on (LE dated XX/XX/XXXX), but disclosed as ($91.80) on Final Closing Disclosure.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided a corrected PCCD, LOX and shipping label.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided a corrected PCCD, LOX and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided a corrected PCCD, LOX and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): No COC for additional of progressing fee on  [Redacted] CD not disclosed on LE. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): No COC provided for increase in credit report fee on  [Redacted] CD - no valid reason. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 1	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Please provide Rental History for borrower's current residence supporting 1x30x12.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided [Redacted]. Missing [Redacted] for most recent 12 months. Exception remains. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided bank statements for [Redacted] rental transfer for [Redacted].. - 1x30x12 required however missing the previous months in last 12 months [Redacted]. Exception remains open.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $110.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,824.00 exceeds tolerance of $1,672.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.08690% or Final Disclosure APR of 7.16000% is in excess of allowable threshold of APOR 4.43% + 1.5%, or 5.93000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for (Loan Discount Point) of ($152.00) and (Credit Report Fee) of ($10.00) was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as ($100) on (LE dated XX/XX/XXXX), but disclosed as ($110.00) on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate, no COC provided with valid reason for increase/addition of fee.
Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $6,925.00, while closing CD seller's fees total $12,590.00.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC and rate lock for  [Redacted] however fee increased on the  [Redacted] CD. No valid COC was provided. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): No COC provided for the increase in Credit report fee. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC and rate lock for  [Redacted] however fee increased on the  [Redacted] CD. No valid COC was provided. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC for  [Redacted] increase in discount points - no valid reason provided for the increase in fee. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	23.38 months reserves >3 months guideline minimum XX% DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum 691 FICO, 11 points > program minimum of 680 Borrower has job stability for 25 years as owner of XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 10	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Credit Eligibility - Guideline Issue: Bankruptcy timeline outside of credit guidelines	Lender approved exception to allow CH 7 BK discharged only 40 months prior to close vs 48 months minimum requirement per guidelines.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors.	1	1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.159XX% or Final Disclosure APR of 7.16300% is in excess of allowable threshold of APOR 4.35% + 2.5%, or 6.85000%. Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7552)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $700.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7507)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,714.00 exceeds tolerance of $3,630.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee was not disclosed on Loan Estimate. Cure for ($934.00) was provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee was not disclosed on Loan Estimate. Cure for ($934.00) was provided. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee disclosed as ($3,630) on (LE dated XX/XX/XXXX), but disclosed as ($3,714.00) on Final Closing Disclosure. Cure for ($934.00) was provided.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been self-employed 6+ years, owner of XXXX in the same line of work 36+ years DTI is XX%, 35% < program maximum of 50% Rate and Term refinance Reserves are 6.11 months, 2.11 months > program requirement of 6 months		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 13	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homeowner's Dues.  Fee Amount of $120.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7712)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.18660% or Final Disclosure APR of 7.20300% is in excess of allowable threshold of APOR 4.50% + 1.5%, or 6.00000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final disclosure reflects a total expense for Homeowner's Dues of $120.00 in section C, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.
																					Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $14,907.93, while closing CD seller's fees total $0.00.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD moving fee from C to H and the LOX and proof of delivery. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD moving fee from C to H and the LOX and proof of delivery. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 9	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Guideline Issue - Ineligible property type.: Condo (High Rise)	The subject Condominium complex has owner occupancy of 29.51%, which is less than 50% as required by guidelines.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1				1					The Condominium Association maintains good financial health; repairs and maintenance are adequately budgeted leaving the condominium with no net loss. The project also contributes the required 10 of their assessments for reserves. Project shows less than 1% delinquency reported greater than 60 days. Project is adequately insured and is well established, since 2003. The Lender Exception Revision request indicates there are "no other eligibility concerns" noted in the questionnaire, however, it has been determined that the Owner Occupancy rate of the complex is under the required 50% level with no additional review. An exception was set for this item.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 8	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Documentation - Credit Report Error: Monthly Payment was not provided	Lender approved exception for Borrower lives with family rent free. No housing payment history vs program requirement for 12 months rental history.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-8,880.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-38,480.00. (9300)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,948.00 exceeds tolerance of $5,221.00 plus 10% or $5,743.10.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $14,800.00 exceeds tolerance of $10,000.00.  Insufficient or no cure was provided to the borrower. (8304)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of the borrower's receipt of the appraisal.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for (Lender Credits) of ($29,600.00), (10% tolerance violation) of ($727.00) and (Transfer Tax) of ($4,800.00) was not provided.
Federal Compliance - TRID Lender Credit Tolerance Violation: Fee disclosed as (-$38,480) on (LE dated XX/XX/XXXX), but disclosed as (-$8,880.00) on Final Closing Disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure for 10% tolerance violation ($727.00) was not provided. Due to increase in Endorsement, recording, survey and title search fees.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as ($10,000) on (LE dated XX/XX/XXXX), but disclosed as ($14,800.00) on Final Closing Disclosure.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $90,923.50, while closing CD seller's fees total $88,998.00.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the appraisal receipt dated  [Redacted] - appraisal dated  [Redacted] Please provided appraisal receipt for second appraisal dated  [Redacted] Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, refund, LOX, and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): There is no revised LE in the file to show the effect/change in lender credit as a result of the same day rate re-lock that occurred on  [Redacted] The exception remains valid.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC dated  [Redacted] for erroneous credit  which is not a valid change of circumstance. Please provide support that borrower requested a change to get the same rate, pay  [Redacted] in origination and reduce the credit they are receiving by to  [Redacted] causing them to pay  [Redacted] more for the same rate. Exception remain as documented.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC dated  [Redacted] reason erroneous credit - no valid reason. Binding credit - [Redacted] final credit - [Redacted] Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): The COC dated  [Redacted] states reason as Change in settlement Charges - there is no valid reason associated with this change/increase in fees. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC dated  [Redacted] - reason change in settlement charges - no valid reason as fees effected are endorsement, lenders title, recording, survey and title search. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): COC provided for  [Redacted] final CD of erroneous credit, no increase of fees or valid reason provided. Exception remains.
																						REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	12 months timely commercial payments at office. Borrower has 22 trade lines dating back to 1998 with no late payments on any trade line ever to date. DTI is 35%, XX% < program maximum of 50%. Reserves are 12 months, 6 months > program requirement of 6 months. Self-employed for six years, owner of XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 12	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Lender granted exception for DTI of XX% exceeding program maximum of 50%. No compensating factors reflected.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TRID Final Closing Disclosure APR  Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 6.06200% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 6.48560% outside of 0.250% tolerance. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total of Payments that does not match the actual total of payments for the loan. (FinXX/XX/XXXX)	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Disclosure reflects a disbursement date of (XX/XX/XXXX) however, the RTC reflects an expiration date of (XX/XX/XXXX). Please provide a Post Consummation CD curing the closing and disbursement dates, to match the Right to Cancel signed by the borrower and the notary date on the Security Instrument.
Federal Compliance - TRID Final Closing Disclosure APR  Irregular Transaction: PCCD APR 6.4856 > CD APT 6.062
Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects Closing Date of (XX/XX/XXXX), but transaction consummation (mortgage notary) date was XX/XX/XXXX.  Please provide a Post Consummation CD correcting the closing date.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: PCCD Finance charge 958,951.57 > CD Finance charges 862,047.68 - understated -$96,903.89
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The Evidence of Property Insurance with the correct mortgage has been provided in the file and indicates that the borrower's full annual premium of $773 was prepaid as ofXX/XX/XXXX The Final CD reflects prepaid hazard of $XXX (from a Dec Page in file).  The Monthly escrow amount of $64.42 collected in Sec. G is correct.  Please provide a Post Consummation CD correcting the Borrower's POC to $773.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: PCCD2 Total interest Percentage 128.375 > Calculated CD total interest Percentage 126.18
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: PCCD Total interest Percentage 113.26 < calculated Total interest percentage 126.18
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: PCCD CD Total of payments 1,613,559.68 < calculated CD Total of Payments 1,710,463.57	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the LOX, shipping label and NORTC.
REVIEWER - GENERAL COMMENT (2018-10-29): PCCD RTC expiration date  [Redacted] < expected RTC expiration date  [Redacted] Exception remains
SELLER - GENERAL COMMENT (2018-10-29): [Redacted] Requested
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD,LOX, shipping label and NORTC.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the corrected PCCD  [Redacted] and LOX. Missing proof of delivery and  [Redacted] to re-open rescission as loan is a rescinable transaction and required to cure.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
SELLER - GENERAL COMMENT (2018-10-29): [Redacted] Requested
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD,LOX, shipping label and NORTC.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the corrected PCCD  [Redacted] and LOX. Missing proof of delivery and NORTC to re-open rescission as loan is a rescinable transaction and required to cure.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the Corrected PCCD and LOX
SELLER - GENERAL COMMENT (2018-10-29): [Redacted] Requested
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD  [Redacted] and LOX.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD,LOX, shipping label and NORTC.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the corrected PCCD [Redacted] and LOX. Missing proof of delivery and NORTC to re-open rescission as loan is a rescinable transaction and required to cure.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TRID Final Closing Disclosure APR  Irregular Transaction: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	36.1445XX%LTV < 80.00% guideline max 5.13 months reserves > 3 months minimum required Borrower has job stability for 28 years as an Chiropractor Expense ratio is much less than 50% but CPA is unwilling to submit letter indicating		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 5	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Allow outstanding IRS debt in the amount of $XXXXto remain open. Lender approved exception provided in file.	REVIEWER - WAIVED COMMENT (2018-10-29): Lender approved exception provided in file.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Timing vs Closing Disclosure: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Working Capital.  Fee Amount of $1,347.72 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77121)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7712)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $7,433.63 exceeds tolerance of $6,450.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Per PCCD calculations
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge as $451,068.99; calculated is $453,190.57. Difference amount is $2,121.58 which exceeds the max allowable tolerance of $100 for purchases. It appears HOA fees were not included into the prepaid finance charges. Itemization not provided.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for various 0% tolerance violations ($1,447.72) was not provided. On PCCD
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for various 0% tolerance violations $983.63 was not provided.
Federal Compliance - TRID Revised Loan Estimate Timing vs Closing Disclosure: Final LE is datedXX/XX/XXXXfter the Initial CD that is datedXX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on LE(on PCCD)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on LE (on PCCD)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points disclosed as $6,450 on the CD datedXX/XX/XXXXbut disclosed as $7,433.63 on the Final Closing Disclosure. This is due to an LE being issued after this CD.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: No Seller paid fees disclosed on PCCD
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on the buyers Closing Disclosure is $0; seller paid fees on the sellers Closing Disclosure is $26,969.31. Seller paid fees not listed on the borrowers Final CD, Abstract fee of $115, Lender's Title of $650, Recording fees of $46.70, Deed Stamps of $3,010, Buyer Realtor Commission of $10,750, Maintenance of $673.86, Water Bill of $100, Estoppel of $255, Seller Realtor Commission of $10,750 and Owner's Title of $618.75.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, LOX, refund and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the refund, PCCD, LOX and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, LOX, refund and shipping label.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Exception downgraded to EV2 based on borrower acknowledgment that the  [Redacted] CD, while received and signed, inaccurately disclosed product as ARM instead of fixed and borrower should therefore not rely on it. While correction should have been done with a subsequent CD, LE was used instead.
REVIEWER - GENERAL COMMENT (2018-10-29): The revised LE dated  [Redacted] is dated after the initial CD dated  [Redacted] provide evidence that either the  [Redacted] LE or  [Redacted] CD was not provided to the borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): The revised LE dated  [Redacted] is dated after the initial LE dated  [Redacted] provide evidence that either the  [Redacted] LE or  [Redacted] CD was not provided to the borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Revised LE is dated > initial CD date please provide the initial CD issued after the revised LE. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): LE dated  [Redacted] > the initial CD issue date  [Redacted] Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD and LOX moving fee from C to H.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD and LOX moving fee from C to H.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, LOX, refund and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): Exception remains as PCCD amount refunded is insufficient as additional 0% tolerance exceptions located. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing vs Closing Disclosure: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	24 months reserves >3 months guideline minimum - borrowers have verified reserves of $XXXX. XX% DTI on this Full documentation loan < 50% guideline max - XX% below program guideline maximum. Borrower has been employed for 2.5 years which is more than the 2 year minimum qualifying requirement. The Borrower's credit score is 720 which is 40 points more than the program requirement of 680. The transaction LTV is 75% which is less than the program maximum of 80%.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 117	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.05720% or Final Disclosure APR of 7.09000% is in excess of allowable threshold of APOR 3.94% + 1.5%, or 5.44000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Miscellaneous Compliance - Other Compliance Exception (Manual Add): Section H reflects fee as (179.00).
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Document not provided
Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 7.090%; calculated is 7.0272%; threshold is 5.44%.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on the buyers Closing Disclosure is $10,611.70; seller paid fees on the sellers Closing Disclosure is $11,493.20. Seller paid fees not listed on the borrowers Final CD, Closing fee of $150, CPL of $25, Deed Prep of $60, IDOI Rebate of -$100, Search fee of $295, TIEFF of $5, Additional Broker Commission of $179, HOA dues of $150 and HOA Transfer fee of $127.50.	REVIEWER - CURED COMMENT (2018-06-01): Seller provided a corrected PCCD with fee as Broker Commission fee to third party for 179.00. REVIEWER - WAIVED COMMENT (2018-06-01): [Redacted] has elected to waive REVIEWER - WAIVED COMMENT (2018-06-01): [Redacted] has elected to waive REVIEWER - WAIVED COMMENT (2018-06-01): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-06-01): [Redacted] has elected to waive	Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 19	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Lender approved exception to allow Borrower lives with family and therefore does not have a rental or mortgage history vs program requirement of twelve months housing history.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homeowner's Dues.  Fee Amount of $390.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77121)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7712)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.34190% or Final Disclosure APR of 7.37300% is in excess of allowable threshold of APOR 4.49% + 1.5%, or 5.99000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Seller provided the appraisal receipt datedXX/XX/XXXX - appraisal datedXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for (HOA Transfer Fee) of ($150.00) and (Homeowner's Dues) of ($390.00) was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Loan Estimate.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $14,530.00, while closing CD seller's fees total $0.00. All fees were added to the Borrower's CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, LOX and shipping.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, LOX and shipping.
REVIEWER - GENERAL COMMENT (2018-10-29): No COC provided with valid reason. Please provide corrected a CD, LOX, proof of delivery and refund. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the corrected PCCD, LOX and shipping.
REVIEWER - GENERAL COMMENT (2018-10-29): No COC provided with valid reason. Please provide corrected a CD, LOX, proof of delivery and refund. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower is Wedding/Event Planner for 10 years, self-employed Owner of XXXX for 2 years Credit score is 763, 63 points >program requirement of 700 DTI is XX%, 3.985% < program maximum of 50% No public records Reserves are 23.48 months, 20.48 months > program requirement of 3 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 96	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: same exception updated	REVIEWER - GENERAL COMMENT (2018-10-29): Anti-steering disclosure provided. Needed LO Compensation disclosure. Exception not cleared. BUYER - GENERAL COMMENT (2018-10-29): Anti Steering Disclosure attached addressing LO Comp	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 23	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1				1				2	[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX) [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.80270% or Final Disclosure APR of 7.81800% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Invalid Section B Combinations: Disclosure reflects Inspection Fee in Section B as paid to the Lender.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 15	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Guideline Issue - The borrower is self-employed. Guidelines require either a tax professional letter or regulatory agency verifying at least 2 years of self-employment along with either a phone listing and/or business address using directory assistance or internet search to be in file.	Lender approved to allow Self-employment verified sinceXX/XX/XXXX vs program requirement that borrower must have been continually self-employed for the most recent two year. Tax preparer to verify self-employment vs verification from CPA.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating.	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $2,659.03 exceeds tolerance of $2,610.00.  Insufficient or no cure was provided to the borrower. (7325)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.00270% or Final Disclosure APR of 7.01000% is in excess of allowable threshold of APOR 4.XX% + 1.5%, or 5.92000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Missing evidence of the borrower's receipt of the List of Homeownership Counseling Organizations.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for Loan Origination Fee of $49.03 was not provided. Cure of $18.50 was reflected, which is insufficient to cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $2,610 on LE dated XX/XX/XXXX, but disclosed as $2,659.03 on Final Closing Disclosure, a variance of $49.03. Please provide a Post Consummation CD correcting the issue and proof of a cure provided to the borrower.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Received PCCD, LOE, copy of refund check, and proof of delivery Refund of $49.03 provided to cure.
SELLER - GENERAL COMMENT (2018-10-29): [Redacted] PCCD, LOX, Check and Label uploaded
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the  [Redacted] LE and  [Redacted] COC for rate lock, missing valid COC for  [Redacted] increase and correct cure amount and variance 49.03 and refund on final CD was 18.50 and insufficient to cure. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Received PCCD, LOE, copy of refund check, and proof of delivery Refund of $49.03 provided to cure.
SELLER - GENERAL COMMENT (2018-10-29): [Redacted] PCCD, LOX, Check and Label uploaded
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the  [Redacted] LE and  [Redacted] COC for rate lock, missing valid COC for  [Redacted] increase and correct cure amount and variance 49.03 and refund on final CD was 18.50 and insufficient to cure. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Credit score is 743, 83 points > program requirement of 660 Good payment history, with no late payments listed on credit report and low credit balance to credit limit ratio LTV is 76.24452%, 8.7554XX% < maximum allowed of 85%		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 20	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.79680% or Final Disclosure APR of 6.81300% is in excess of allowable threshold of APOR 4.XX% + 1.5%, or 5.92000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Missing evidence of the borrower's receipt of the List of Homeownership Counseling Organizations.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 25	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Lender approved exception for loan amount of $XXXX vs program minimum of $100,000	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - TILA LO Compensation (Impermissible Compensation Method): Loan Originator Compensation (Dodd-Frank 2014): Unable to determine Compensation method used.
[2] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 7.160XX% or Final Disclosure APR of 7.15200% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%.  Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX did not use the same fee terminology as the Loan Estimate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,299.33 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,065.92 exceeds tolerance of $882.00 plus 10% or $970.20.  Insufficient or no cure was provided to the borrower. (0)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.160XX% or Final Disclosure APR of 7.15200% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Loan is a fixed rate, non assumable mortgage
Federal Compliance - TRID Final Closing Disclosure Fee Terminology: The LE's and CD's disclosed a $125 charge in three different names.  Please confirm whether this charge is for the same item and if so, issue a Post Consummation CD correcting the fee names to cure any associated tolerance violations.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges under disclosed by 125.00 - due to the title-processing fee of 125.00.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: PCCD non escrowed costs Tear 1 2,299.33 < non escrowed Monthly Property Costs 209*12=2,508
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for 10% tolerance violation ($183.92) was not provided.
Federal Compliance - TRID Home Loan Toolkit Timing: Provided onXX/XX/XXXXederal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Final CD did not reflect a cure for the 10% tolerance violations noted (Lenders Title, title processing, recording fee.)
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Borrower's CD missing seller paid fees of commissions, HOA Dues, Title abstract, settlement fees, tax stamps	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the pccd and lox.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TILA LO Compensation (Impermissible Compensation Method): TILA - 3yrs for affirmative actions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Fee Terminology: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Credit score is 742, 82 points > program requirement of 660 DTI is 33%, 17% < program maximum of 50% Guideline variance approved by lender at time of origination Same line of work 10 years as Landman/Petroleum Landman Reserves are 9.15 months, 6.15 months > program requirement of 3 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 18	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.	Use of sale of gold and silver coin collection for closing. Lender exception request in file not approved or signed off.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a copy of a email approval for the exception with no signature or compensating factors. Please provide an exception with signoff and compensating factors. Exception remains	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Fee Acronyms or Abbreviations: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Flood Insurance Premium under Prepaids. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Evidence of being provided to borrower not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Copy of disclosure not provided in file.
Federal Compliance - TRID Final Closing Disclosure Fee Acronyms or Abbreviations: Disclosure reflects a CDA fee; should reflect Collateral Desktop Analysis.
Federal Compliance - TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months: Disclosure does not reflect number of months collected for flood insurance; amount does not calculate to the collected amount of $1,165.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Non Primary Residence: No Seller paid fees were disclosed on the Final CD or the Seller's CD.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Fee Acronyms or Abbreviations: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	130.39 months reserves > 3 months guideline minimum 736 representative FICO score > 680 guideline minimum - 56 points above guideline minimum Borrower has job stability for 17 years as an owner of XXXX Excellent payment history, which includes 3 open mortgages no late payments since inception		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 11	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	A5 Bank Statement review. . Exception in file is for DTI max of XX%.Analysis based on XX/XX/XXXX however file has XX/XX/XXXX statements in file when used income is $XXXX	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - GENERAL COMMENT (2018-10-29): Lender approved exception.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $300.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
																				[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.92070% or Final Disclosure APR of 6.93600% is in excess of allowable threshold of APOR 4.41% + 1.5%, or 5.91000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Assumption: Per note, the loan is an assumable ARM, CD indicates not assumable. Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Recording fee not disclosed on the LE datedXX/XX/XXXX. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee not disclosed on the LE datedXX/XX/XXXX.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD and LOX REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a corrected PCCD missing the LOX. Exception remains. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML complaint loans.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower is a Physician, owner of XXXX for 5 years Credit score is 736, 16 points >program requirement of 720 DTI includes a co-signed debt for brother's primary residence, but they cannot supply a full 12 months payment history to exclude Guideline variance approved by lender at time of origination LTV is 68.485%, 11.5XX% < program maximum of 80% Reserves are 24 months, 21 months > program requirement of 3 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 95	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Admin Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7712)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Dates are not corresponding. Federal Compliance - TRID Final Closing Disclosure Closing Date: Note date is XX/XX/XXXXhowever notary date is XX/XX/XXXXFederal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Fees are not matching. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fees match final documents.	REVIEWER - WAIVED COMMENT (2019-01-08): Ok to waive per client. SELLER - GENERAL COMMENT (2018-12-05): California closing documents are not date sensitive therefore it's ok if the borrower doesn't sign the date they're generated. REVIEWER - WAIVED COMMENT (2019-01-07): Ok to waive per client. REVIEWER - WAIVED COMMENT (2019-01-08): Ok to waive per client.	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 28	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.45500% or Final Disclosure APR of 7.46600% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $10,230.00, while closing CD seller's fees total $0.00.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 43	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $9,775.00 exceeds tolerance of $8,625.00.  Insufficient or no cure was provided to the borrower. (7325)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.25480% or Final Disclosure APR of 7.27600% is in excess of allowable threshold of APOR 4.62% + 2.5%, or 7.12000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for 0% tolerance violation of $1,150.00 was not provided.
Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: Borrowers consented to electronic disclosures on XX/XX/XXXX however, Loan Estimate was electronically provided to the borrowers on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee was disclosed as $8,625.00 on the LE dated XX/XX/XXXX, but disclosed as $9,775.00 on the Final Closing Disclosure. COC provided on XX/XX/XXXX disclosed a rate lock and  change in the LTV which are not valid reasons for an increase in the of Loan Origination Fee. Evidence of cure for the increase of $1,150.00 was not provided.
Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TRID non-compliant. Seller's Final Closing Disclosure disclosed total seller paid fees of $36,667.50. Buyer's Final Closing Disclosure disclosed seller paid fees of $37,564.50. Difference of $897.00 due to Seller Title - Owner's Title Policy (Optional) Fee of $897.00 was not disclosed on the Seller's CD, but disclosed on the Buyer's CD.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided PCCD, LOX, refund, envelope and tracking.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the refund check and envelope for proof of delivery. Envelope is not sufficient as no tracking # present. Please provide copy of cancelled check for proof of delivery. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the PCCD and LOX, Missing refund and shipping label. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX , envelope and tracking.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the refund check and envelope for proof of delivery. Envelope is not sufficient as no tracking # present. Please provide copy of cancelled check for proof of delivery. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the PCCD and LOX, Missing refund and shipping label. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
																						REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 39	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 36	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.52320% or Final Disclosure APR of 6.56500% is in excess of allowable threshold of APOR 4.45% + 1.5%, or 5.95000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $20,480.00, while closing CD seller's fees total $1,320.00.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 97	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. [2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: Non QM	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 2	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1	1	2	[2] State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: New York Subprime Loan: APR on subject loan of 7.06820% or Final Disclosure APR of 7.12900% is in excess of allowable threshold of Prime Mortgage Market Rate 4.58000 + 1.75%, or 6.33000%. Compliant SubPrime Loan.
[2] Federal Compliance - TRID Alternate Table Usage: TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for homeowner's insurance under Prepaids. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.06820% or Final Disclosure APR of 7.12900% is in excess of allowable threshold of APOR 4.47% + 1.5%, or 5.97000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Alternate Table Usage: The Lender used the "without seller" disclosure for the initial LE's, but changed to the Alternate format in the remaining LE's and CD's Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: CD is missing the number of months required for prepayment. On a refinance, insurance is prepaid on existing policy.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Alternate Table Usage: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 27	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 660.	Lender approved	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
[2] State Compliance - Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 7.45500% or Final Disclosure APR of 7.49500% is in excess of allowable threshold of APOR 4.51% + 2.5%, or 7.01000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.45500% or Final Disclosure APR of 7.49500% is in excess of allowable threshold of APOR 4.51% + 2.5%, or 7.01000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $485.70 exceeds tolerance of $420.00 plus 10% or $462.00.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Release Tracking Fee.  Fee Amount of $45.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75217)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $40.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75197)	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Unable to locate the Maryland HPML disclosure.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated Finance Charge of $1,602,097.15 exceeds the disclosed Finance Charge of $1,602,052.15 by $45 release tracking fee.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD issued onXX/XX/XXXXncreased the Recording Fee without a valid change of circumstance.  A sufficient tolerance cure was provided on the final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD issued onXX/XX/XXXXdded a $45.00 for for Title - Title Release Tracking without a valid change of circumstance.  A sufficient tolerance cure was provided on the final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD issued onXX/XX/XXXXdded a $40.00 for for Title - Recording Service Fee without a valid change of circumstance. A sufficient tolerance cure was provided on the final CD.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
SELLER - GENERAL COMMENT (2018-10-29): Please kindly waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
SELLER - GENERAL COMMENT (2018-10-29): Please kindly waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Received PCCD, LOE, copy of refund check and proof of delivery for $45 refund to borrower. Exception cured.
SELLER - GENERAL COMMENT (2018-10-29): LOX and refund check uploaded.
																						REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Assignee liability is unclear. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this full documentation loan < 50.00% guideline max - XX% below program guideline maximum Borrower has employment stability for 17 years of self-employment in the construction industry. No mortgage lates since 5/17.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 34	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [2] Income Documentation - Income Docs Missing:: Borrower: XXXX Business Return Transcripts (2016) [2] Income Documentation - Income Docs Missing:: Borrower: XXXX Paystubs, VVOE - Employment Only [2] General - Incomplete Document: 1003 Initial - Lender's is incomplete	Please provide current paystub and VVOE for the Co-Borrower. Please provide most recent tax transcripts, most recent signed and dated 1040’s, Audited YTD P&L, most recent Business tax transcripts or most recent signed and dated 1120’s for Borrower. Please provide current paystub and VVOE for the Co-Borrower as per income documentation in file reflects the Co-Borrower does not have any ownership interest in the company. Please provide fully executed Initial 1003.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.
REVIEWER - GENERAL COMMENT (2018-10-29): Missing the  [Redacted] Business transcript borrower and third party verification for co-borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Please provide current paystub and VVOE for the Co-Borrower. Please provide most  [Redacted] business tax transcripts. Exception remains
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.
REVIEWER - GENERAL COMMENT (2018-10-29): Missing the  [Redacted] Business transcript borrower and third party verification for co-borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Please provide current paystub and VVOE for the Co-Borrower. Please provide most  [Redacted] business tax transcripts. Exception remains
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	2	[2] Appraisal Reconciliation - Missing secondary valuation product required for securitization.	Lender approved exception to allow only one appraisal report vs program requirement for two full appraisal reports for loan amounts over $XXXX.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	2	[2] Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXXX/S-Corp)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
[1] Federal Compliance - TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Please provide most recent tax transcripts, most recent signed and dated 1040’s, Audited YTD P&L, most recent Business tax transcripts or most recent signed and dated 1120’s for Borrower.
Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: Revised LE issued XX/XX/XXXX, does not reflect a Confirm receipt date, therefore has a presumed receipt date of XX/XX/XXXX. Initial Closing Disclosure was issued XX/XX/XXXX.
Federal Compliance - NonQM ATR: Fail due to Please provide current paystub and VVOE for the Co-Borrower. Please provide most recent tax transcripts, most recent signed and dated 1040’s, Audited YTD P&L, most recent Business tax transcripts or most recent signed and dated 1120’s for Borrower.
Federal Compliance - TRID Settlement Service Provider Status: Missing evidence of the borrower's receipt of the List of Service Providers.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Borrower income documentation for  [Redacted] reflected on his v W-2 as third party documentation.  Exception remains open for omission of third party documentation for YTD.  Lender considerations of the Credit Score, no lates, LTV, and both borrowers managing the business for the last 9 years served as additional compensating factors.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the  [Redacted] tax extension however missing the  [Redacted] Business tax transcripts as required for S-corp income. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the  [Redacted] 1120. Missing the  [Redacted] business tax transcript. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the  [Redacted] tax extension however missing the  [Redacted] Business tax transcripts as required for S-corp income. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - General Ability To Repay Provision Income and Assets - S-Corp: Assignee Liability: Violations can result in regular TILA damages (actual damages, statutory damages of up to $4,000, costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material). A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees. An action to enforce a violation may also be brought by the appropriate state AGs.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Settlement Service Provider Status: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Both Borrowers have been managing XXXXfor the past 9 years CDA supports the value Credit score is 703, 23 points > program requirement of 680 LTV is 45%, 20% < program maximum of 65% No late payments on credit report and low balance to limit ratios		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 37	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.76060% or Final Disclosure APR of 6.80200% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of 6.76060% or Final Disclosure APR of 6.80200% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Mortgage Loan.
																					Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $4,416.00, while closing CD seller's fees total $2,117.50. All fees have been included in the Final CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 41	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.12450% or Final Disclosure APR of 7.18300% is in excess of allowable threshold of APOR 4.45% + 2.5%, or 6.95000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: Seller fees of property tax listed on Borrower's CD. All other seller's fees were included in the Final CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 35	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Please provide current residence VOR supporting maximum 1x30x12. Please provide CPA letter stating that the withdrawal of funds from the Borrower’s Business account will not have a negative impact on the business. Please provide 03/2017 bank statement from Banking Institution used for income to qualify. Please provide HO-6 Hazard policy supporting $78.92 monthly escrowed amount. Please provide current residence VOR supporting maximum 1x30x12.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the CPA letter and [Redacted] bank statement. However the VOR provided is missing the history from [Redacted] to [Redacted] Exception remains. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - GENERAL COMMENT (2018-10-29): VOR provided reflects 0x30 from [Redacted]. Missing history from [Redacted]. Exception remains.	1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.74280% or Final Disclosure APR of 7.77800% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Alt documentation loan < 26.14XXX% guideline max - XX% below program guideline maximum 14.02 months reserves > 3 months guideline minimum Borrower has perfect credit history with never late payment and mainly low balance to limit ratios on all but 2 accounts Borrower has self employed as owner of XXXX for the past 15 years. Credit score is 711, 11 points > program requirement of 700 LTV is 85%, 5% < program maximum of 90%		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 22	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX	Do not meet guides for 5.5.3 item C as cannot be included into ratios as would exceed maximum of 50%.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:AdditionXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.74710% or Final Disclosure APR of 7.77400% is in excess of allowable threshold of APOR 4.45% + 2.5%, or 6.95000%.  Compliant Higher Priced Mortgage Loan.
																				[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The borrower's Final CD did not disclosed the seller paid fees of $50,508.25; all fees were added to the Final CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - GENERAL COMMENT (2018-10-29): Missing proof of receipt for the CDA dated [Redacted] Exception remains. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 21	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [2] Miscellaneous - Credit Exception: [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 60.00000%.	Please provide current mortgage statement for Borrower's subject property supporting total monthly mortgage payment includes escrow. Subject to re-qualification. Please provide LOE for Foreclosures reflected on credit report and Fraud Report. Please provide current mortgage statement for Borrower's subject property supporting total monthly mortgage payment includes escrow. Subject to re-qualification. Lender approved exception to allow LTV is 70% vs program maximum of 60% (2nd appraisal came in at $XXXX, 1st appraisal is $XXXX)	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller does not have mortgage statement please provide evidence of taxes and insurance payment amount and if included in the amount of 2583.00 as reported on the credit report. Subject to recalculation.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided initial monthly payment breakdown for second home subject loan- missing mortgage statement for PITIA on primary. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller does not have mortgage statement please provide evidence of taxes and insurance payment amount and if included in the amount of 2583.00 as reported on the credit report. Subject to recalculation.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided initial monthly payment breakdown for second home subject loan- missing mortgage statement for PITIA on primary. Exception remains.
														REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1				1	[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $426,814.48, while closing CD seller's fees total $0.00.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.		DTI is 40%, 10% < program maximum of 50% Reserves are 14.8 months, 8.8 months > program requirement of 6 months Self-employed six years, owners of XXXX		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 45	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXX/XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7505)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - Self-Employed Tax Return Recency - ATR: Seller provided the 2017 tax return extension no 2017 1040 exception is for tax return recency.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: The final CD did not provide a tolerance cure for the increase to the Appraisal Desk Reieiw fee.
Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: LE issue dateXX/XX/XXXX < initial CD issue dateXX/XX/XXXX and LE received dateXX/XX/XXXX >= initial CD received dateXX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD issued onXX/XX/XXXXdded the Appraisal Desk Review Fee of $150.00 without a valid change of circumstance.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The borrower's CD did not disclose the seller paid fees.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the appraisal transfer from  [Redacted] to  [Redacted]. Missing proof of appraisal provided to the borrower at least 3 business days prior to closing. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the appraisal transfer from  [Redacted] to  [Redacted]. Missing proof of appraisal provided to the borrower at least 3 business days prior to closing. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): Fee not disclosed on the initial LE and required per loan program. No valid COC provided. Please provide a refund, PCCD, LOX and proof of delivery. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 32	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception with compensating factor.	1	1	[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.59100% or Final Disclosure APR of 6.61100% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.59100% or Final Disclosure APR of 6.61100% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Mortgage Loan.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Appraisal datedXX/XX/XXXX with no damage dated after declared disaster dateXX/XX/XXXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 17	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application.
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 6.97290% is in excess of allowable threshold of Prime Mortgage Market Rate 3.87000% + 1.75%, or 5.62000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.74650% or Final Disclosure APR of 6.75100% is in excess of allowable threshold of APOR 4.64% + 1.5%, or 6.14000%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): Cleared: Application date XX/XX/XXXXCounseling Disclosure dated XX/XX/XXXX and signed XX/XX/XXXX. Federal Compliance - TRID Invalid Section B Combinations: The Final CD disclosed the Tax Service fee was paid to the Lender under section B.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 48	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.06390% or Final Disclosure APR of 7.12100% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on the buyers Closing Disclosure is $0; seller paid fees on the sellers Closing Disclosure is $14,513.95. Seller paid fees not listed on the borrowers Final CD, Estoppel fee of $170, Endorsement fees of $174.95, Lender's Title of $1,052.50, Buyer Realtor Commission of $6,897, Seller Realtor Commission of $5,747.50, Seller Rep fee of $275 and Owner's Title of $197.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 4	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Lender exception	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,218.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Property Value: Disclosure reflects an appraised value of $1,500,000; appraisal reflects a value of $1,432,000.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Final disclosure reflects an increase in the 10% tolerance fees, total expense is $1,218.00, exceeds tolerance limit of $165.00 by $1,053.00, missing proof of valid change disclosed to the borrower, no cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final disclosure reflects a total expense for the appraisal Fee of $650.00, previously disclosed as $500.00, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,shipping and refund.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC for the  [Redacted] LE which is not valid due to settlement fee increases however the settlement fee was not disclosed on the LE, Lenders title was not disclosed on LE, recording service fee was not disclosed on LE and the recording fee increased by 22.00. Please refund the 1,053.00. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,shipping and refund.
REVIEWER - GENERAL COMMENT (2018-10-29): Please provide a valid reason for the increase in the appraisal fee from 500.00 to 650.00 as fee should have been known at time of origination and no reason for increase was provided. Exception remains.
																						REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC for the [Redacted] LE with no valid reason for the appraisal fee increase. Please provide refund of 150.00. Exception remains.	Federal Compliance - TRID Final Closing Disclosure Property Value: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	3.76 months. .76 months > program requirement of 3 months 49.232% LTV < 70.00%guideline max 791 representative FICO score > 640 guideline minimum - 115 points above guideline minimum Borrower has been a General Manager forXXXXfor the past 5 years Borrowers both have perfect credit histories with no late payments as well as a perfect mortgage history going back full 30 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 33	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Fee Acronyms or Abbreviations: TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on XX/XX/XXXX used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues.  Fee Amount of $577.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7543)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Estoppel Fee.  Fee Amount of $300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75142)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.33020% or Final Disclosure APR of 7.33100% is in excess of allowable threshold of APOR 4.64% + 1.5%, or 6.14000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Assumption: Note on transaction is a Fixed an does not have assumption verbiage; CD reflects "Will allow" assumption.
Federal Compliance - TRID Final Closing Disclosure Fee Acronyms or Abbreviations: Disclosure reflects a CDA fee; should reflect Collateral Desktop Analysis.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for various 0% tolerance violations $877 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA Dues disclosed as $0 on the LE datedXX/XX/XXXXbut disclosed as $577 on the Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: HOA Estoppel fee disclosed as $0 on the LE datedXX/XX/XXXXbut disclosed as $300 on the Final Closing Disclosure.
Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 7.3XX%; calculated is 7.3302%; threshold is 6.14%.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX, refund and shipping label. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX, refund and shipping label. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Fee Acronyms or Abbreviations: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 42	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines [2] Credit Eligibility - Guideline Issue: Bankruptcy timeline outside of credit guidelines	2 trade lines less than 12 month old < 2 minimum requirement per guidelines established 12 months or longer. Lender Exception has been approved. CH 7 bankruptcy discharged only 1.5 years prior to close vs 2 years minimum requirement per guidelines. Lender Exception was approved.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1				1					156 months reserves > 9 months guideline minimum - borrowers have verified reserves of $XXXX. XX% DTI on this Bank Statement documentation loan < 50% guideline max - XX% below program guideline maximum Borrower has employment stability for 20 years as a self-employed contractor. Rate and term refinance.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 38	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Guideline Issue - Ineligible property type.: Single Family Detached	Lender approved exception: property consists of XX acres vs. program maximum of 15	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] elected to waive the requirement based on Compensating factors.	1	2	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.43510% or Final Disclosure APR of 7.57300% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%.  Compliant Higher Priced Mortgage Loan.
																				[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Esign Consent Agreement Status: Missing the e-consent Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: LE issue dateXX/XX/XXXX < initial CD issue dateXX/XX/XXXX and LE received dateXX/XX/XXXX > = initial CD received dateXX/XX/XXXX. Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The borrower's CD did not disclose the seller paid fees.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination. LTV is 80%, 10% < program maximum of 90% Guideline variance approved by lender at time of origination; Borrower is self-employed 5 years, owner of XXXX; no public records Guideline variance approved by lender at time of origination; DTI is XX%, 27.943% < program maximum of 50%		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 7	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Permit escrow holdback for completion of 3rd bathroom and drywall. Escrow holdback in the amount of 15,750*175% total 27,562.50 to be held in escrow until completion of 3rd bathroom and drywall and 442 confirming completion is provided. Correspondent requests 60 days from time of closing for proof of completion of bathroom and to provide 442. Lender approved.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,877.50 exceeds tolerance of $3,135.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee.  Fee Amount of $189.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7588)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation receivedXX/XX/XXXX < valuation report dateXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: The final CD did not provide a tolerance cure for the increase to the Transfer Tax and the Loan Discount Points.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final CD disclosed  tax stamps totaling $3,877.50 which is 742.50 over the initial disclosed transfer tax fee of $3,135.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD disclosed the Attorney Review Fee in Section B.  The LE disclosed the Attorney Review Fee in Section H.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD issued onXX/XX/XXXXncreased the Appraisal Fee without a valid change of circumstance. A tolerance cure was provided for this increase.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label.	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	24.63 months reserves > 3 months guideline minimum XX%DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum Borrower has been self employed as Owner of XXXX for the past 3 years and has been in the same line od work for the past 25 years. LTV 54.23077%, 10.769%< program maximum of 65%		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 47	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/XXXX [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXX.	Per SP A5 guidelines, a minimum FICO of 640 is required for this transaction. Lender approved exception in file for a XXX FICO.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception with compensating factor. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $5,486.40 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/463668)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/463667)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/463666)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/463665)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/463665)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Interest Rate Max Rate In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing rate disclosed the first date when the interest rate can reach the maximum that does not match the actual first date for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,754.04 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/463668)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/463667)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/463666)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 4 that does not match the actual maximum payment for the loan. (ProjSeq:4/463668)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 3 that does not match the actual maximum payment for the loan. (ProjSeq:3/463667)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/463666)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $750.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower. (7506)
[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.85200% or Final Disclosure APR of 6.86700% is in excess of allowable threshold of APOR 4.XX% + 1.5%, or 5.88000%.  Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.629XX% or Final Disclosure APR of 6.86700% is in excess of allowable threshold of APOR 4.XX% + 1.5%, or 5.88000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Revised note CD AIR min interest rate 4.5 < Calculated CD air min interest rate 5.875.
Federal Compliance - TRID Final Closing Disclosure Assumption: The CD disclosed that the loan is not assumable; however, the loan disclosed that  the loan is assumable.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: Final disclosure indicates that the escrow account will contain taxes only in the amount of $457.20, however section G reflects 4 month of homeowners insurance of $146.17 was collected for the initial escrow deposit. This error is causing issues with all 4 projected payment tables and the total cost for escrow and non escrowed items over the 1st year.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Page 1 of the CD disclosed Homeowner's Insurance not included in escrow.  Page 2, Section G disclosed insurance included in escrow.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Page 1 of the CD disclosed Homeowner's Insurance not included in escrow.  Page 2, Section G disclosed insurance included in escrow.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Final disclosure indicates that the escrow account will contain taxes only in the amount of $457.20, however section G reflects 4 month of homeowners insurance of $146.17 was collected for the initial escrow deposit. This error is causing issues with all 4 projected payment tables and the total cost for escrow and non escrowed items over the 1st year.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Final disclosure indicates that the escrow account will contain taxes only in the amount of $457.20, however section G reflects 4 month of homeowners insurance of $146.17 was collected for the initial escrow deposit. This error is causing issues with all 4 projected payment tables and the total cost for escrow and non escrowed items over the 1st year.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: Page 1 of the CD disclosed Homeowner's Insurance not included in escrow or in the payment.  Page 2, Section G disclosed insurance included in escrow.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: Page 1 of the Final CD reflect that hazard insurance is not escrowed. Page 2 reflects hazard insurance reserves collected at closing.
Federal Compliance - TRID Final Closing Disclosure Interest Rate Max Rate In Year: Revised note CD loan terms max rate term 8 M calculated max rate term 10.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Page 1 of the Final CD reflect that hazard insurance is not escrowed. Page 2 reflects hazard insurance reserves collected at closing.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Revised note CD Loan term max payment amount 4,233 < calculated max payment amount 4,201.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Revised note CD loan term max payment term 8< calculated loan term max payment term 10.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Revised note CD projected P&I min payment amount 2,822.00 < calculated amount 2,494.00.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Revised note CD projected P&I min payment amount 2,822.00 < calculated amount 2,494.00.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Revised note CD projected P&I min payment 2,494.00 < calculated amount 2,833.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Revised note CD projected P&I max amount 4,233.00 > calculated amount 4,201.00
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Revised note CD projected P&I max amount 4,233.00 > calculated amount 3,919.00
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Revised note CD projected P&I max amount 4,233.00 > calculated amount 3,365.00
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Lender utilized an Index Value of 2.77% which is out of Clarity's lookback. Clarity reflects a maximum Index Value of 2.76875%.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: The final CD did not provide a tolerance cure for the increase to the Appraisal Balance fee.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final disclosure reflects a total expense for the appraisal Fee of $750.00, previously disclosed as $550.00, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD and LOX
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery. Missing the NORTC. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery. Missing the NORTC. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery. Missing the NORTC. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery. Missing the NORTC. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX, NORTC and shipping label
REVIEWER - GENERAL COMMENT (2018-10-29): PCCD provided a payment of 3436.83 does not match calculated amount of 3436.84. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): CD projected total min payment amount 3290.67 > calculated amount 3436.84. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery. Missing the NORTC. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery. Missing the NORTC. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX,NORTC and proof of delivery.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the LOX, PCCD and proof of delivery.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Max Rate In Year: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Bank Statement documentation loan < 50.00% guideline max - XX% below program guideline maximum 55.376% LTV < 70.00% guideline max Appraisal report datedXX/XX/XXXX with no damage after declared disasterXX/XX/XXXX. Borrower has employment stability for 28 years as a self-employed physician. Subject mortgage history is 0x30x48.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 59	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
[2] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure:  Seller Closing Disclosure not located in the file. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.31360% or Final Disclosure APR of 7.35500% is in excess of allowable threshold of APOR 4.64% + 1.5%, or 6.14000%.  Compliant Higher Priced Mortgage Loan.
																				[1] Federal Compliance - TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Federal Compliance - TRID Home Loan Toolkit Provided: Missing evidence of the borrower's receipt of the Home Loan Toolkit. Federal Compliance - TRID Seller Closing Disclosure: Missing evidence of the Seller Closing Disclosure. Federal Compliance - TRID Settlement Service Provider Status: Missing evidence of the borrower's receipt of the List of Service Providers.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Home Loan Toolkit Provided: TILA - 1yr affirmative. Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Settlement Service Provider Status: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 44	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (75188)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75188)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.42480% or Final Disclosure APR of 6.44600% is in excess of allowable threshold of APOR 4.64% + 1.5%, or 6.14000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The seller provided verification the appraisal was sent to the borrower onXX/XX/XXXX. The Appraisal has a report date of XX/XX/XXXX
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: The seller provided sufficient or excess cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final disclosure reflects a total expense for the Title- E rcording Fee of $9.00, not previously disclosed, missing proof that change was disclosed to the borrower in a timely manner, no cure provided at closing.
Federal Compliance - Federal HPML 2014 Compliant: XXXX purchase HPML compliant loans
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $36,300.00, while closing CD seller's fees total $24,505.00	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): The seller provided  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a COC for  [Redacted] and  [Redacted] rate lock no valid COC provide for fee addition. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] purchase HPML compliant loans
																						REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 60	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines	Lender approved exception. Borrower has 6 closed and 2 active trade lines. Two are opened < twelve months ago (each opened X/XXXX) vs. program requirement of at least two trade lines that have been active within the past 12 months.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.50100% or Final Disclosure APR of 6.52200% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller CD seller paid fees > final CD seller paid fees of 0.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML complaint loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower is self-employed as owner of XXXX for the past 16 years. No public records. Credit score is 795, 95 points > program requirement of 700 DTI is XX%, 24.06% < program maximum of XX% LTV is 54.545%, 35.455% < program maximum of 90%		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 16	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Maximum DTI is 50% per SP A5 guidelines. Lender approved exception in provided for DTI of XX%. Comp factors: LTV, reserves, FICO, lowering monthly payment %XXX/mo.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 6.56870% or Final Disclosure APR of 6.61600% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%.  Compliant Rate Spread Home Loan.
																				[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.56870% or Final Disclosure APR of 6.61600% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Confirmed borrower receipt and confirmation onXX/XX/XXXXno earlier version of the appraisal was located in the file.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - North Carolina Rate Spread Threshold Test Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	6.44 months reserves > 3 months guideline minimum - borrowers have verified reserves of $XXXX. Borrower has employment stability for 34 years as the owners of their own business. The borrower is consolidating 3 mortgages on subject resulting in an overall monthly housing expense savings of %XXX/month. The borrower's Credit Score of 673 is 33 point > than the program requirement of 640. The LTV is 54.394% which is 15.606% < the program maximum of 70%.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 77	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/XXXX		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive with compensating factors.	2	[2] General Appraisal Requirements - The appraisal revealed property damage.	Appraisal completed 'as is' but identifies $XXXX in deferred maintenance. Borrower LOE stating they will address after closing. Allow to close with deferred items: railings around porch, exterior paint, vinyl flooring for unit XXX, clean and paint interior, repair broken window, repair kitchen cabinet in unit XXX. (Note Borrower has $XXXX after closing that can be utilized). Lender approved exception provided in file.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:AdditionXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence desk review provided to borrower is not in file.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided appraisal receipt dated [Redacted] however exception is for the receipt of the desk review dated [Redacted] Exception remains.		Appraisal report datedXX/XX/XXXX with no damage dated after declared disaster dateXX/XX/XXXX. Credit score is 809, 149 points > program requirement of 660 DTI is 11.02073%, 38.97927% < program maximum of 50% Guideline variance approved by lender at time of origination. 15 months of reserves ($43,000), 12 months > program requirement of 3 months Guideline variance approved by lender at time of origination. LTV is 65%, XX% < program maximum of 80%		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 56	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender exception on pg. 1023 for missing CPA letters for use of business funds, required per SP A5 guidelines.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $75,720.27, while closing CD seller's fees total $0.00	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.	XX% DTI on this ALT documentation loan < 26.02661% guideline max - XX% below program guideline maximum 68.96545% LTV, 21.035% < program maximum of 90% Borrower has been self employed 18 years, owner of XXXX Credit score 713, 13 points > program requirement of 700 Mortgage is 0x30x12		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 40	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Anti-Steering Disclosure not provided to borrower	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 63	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX	Per guidelines, all undisputed collections or charge off's must be paid regardless of reserves or payments being included in debt to income ratio.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - GENERAL COMMENT (2018-10-29): Lender is including payment in debt ratio however guides page 46 item 5.5.3 requires all non medical charge offs to be paid in full prior to or at funding. Exception remains.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
																				[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: The final CD did not provide a tolerance cure for the increase to the Appraisal Fee. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: LE issue dateXX/XX/XXXX < initial CD issue dateXX/XX/XXXX and LE received dateXX/XX/XXXX >= initial CD received dateXX/XX/XXXX. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The LE issued onXX/XX/XXXXncreased the Appraisal Fee without a valid change of circumstance.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the PCCD, LOX and UPS. Missing copy of refund check. Exception remains. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the PCCD, LOX and UPS. Missing copy of refund check. Exception remains.	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum 63.235% LTV < 75% guideline max Borrower has been self employed as Owner of XXXX for the past 4.3 years with 21 years in the same line of work Credit Score 649, 9 points > program requirement of 640		-	C	C	C	C	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 67	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 700.	Lender approved	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - High Cost Indicator Flag: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.22220% or Final Disclosure APR of 8.25600% is in excess of allowable threshold of APOR 4.5XX% + 1.5%, or 6.08000%.  Compliant Higher Priced Mortgage Loan.
																				[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - High Cost Indicator Flag: The Mavent report reflects "Fail" for TILA/RESPA, High Cost and State Rules as well as "Alert" for Higher Priced and HMDA. Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The Seller's CD disclosed an Attorney fee of $750 and a wire fee of $20, paid by Seller, not reflected on the Final CD.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower credit does not reflect any public records. Borrower has been self employed for 2 years, owning a gas station; borrower in same line of work for previous 5 years. The borrower has reserves totaling 10.15 months which is 7.15 months more than the program requirement of 3 months. The borrower's DTI is 5% which is 45% less than the program maximum of 50%.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 55	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] State Compliance - (State HPML) Connecticut Non-Prime Home Loan (APR Exceeds Non-Prime Threshold): Connecticut Non-Prime Home Loan: APR on subject loan of 6.94450% or Final Disclosure APR of 6.96200% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.94450% or Final Disclosure APR of 6.96200% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 52	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.38360% or Final Disclosure APR of 6.42600% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 53	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX) [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.13610% or Final Disclosure APR of 6.19800% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Partial Payments: The final CD did not check a box in the Partial Payments section of the Loan Disclosures on page 4.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX and shipping lable. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 75	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow Borrower has been living in the subject property for the past 5 years. Borrower's mother deeded the property solely to our borrower 1 month ago. Exception is for ownership < three months vs program requirement that at least one of the Borrowers must have been an owner of the Subject Property throughout the three-month period preceding the Date of the Loan.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.80370% or Final Disclosure APR of 6.80700% is in excess of allowable threshold of APOR 4.66% + 1.5%, or 6.16000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower is self-employed as owner of XXXX for the past 27 years Credit Score is 708, 28 points > program requirement of 680 DTI is XX%, 14.95286 < program maximum of 50% LTV is 65%, XX% < program maximum of 80% No late payments on credit and no public records Reserves are 74.27 months, 71.27 months > program requirement of 3 months Subject Property is owned free and clear		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 49	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1	1	2	[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.67960% or Final Disclosure APR of 6.68300% is in excess of allowable threshold of APOR 4.53% + 1.5%, or 6.03000%.  Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.67960% or Final Disclosure APR of 6.68300% is in excess of allowable threshold of APOR 4.53% + 1.5%, or 6.03000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $670.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): APR on subject loan of 6.67960% or Final Disclosure APR of 6.68300% is in excess of allowable threshold of APOR 4.53% + 1.5%, or 6.03000%. Compliant Higher Priced Loan.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: $175.00 cure provided for this overage, appraisal fee increased without VCC.	REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a attestation letter stating the application date isXX/XX/XXXX however hard stamped application date on the initial application ofXX/XX/XXXX is reflected per page 36.Exception remains
BUYER - GENERAL COMMENT (2018-10-29): uploaded attestation
BUYER - GENERAL COMMENT (2018-10-29): The application is datedXX/XX/XXXXIf you zoom in you can tell that its a 9
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided theXX/XX/XXXX receipt datedXX/XX/XXXX not within 3 days of application - application plus 3 daysXX/XX/XXXX. Exception remains.
REVIEWER - WAIVED COMMENT (2019-06-26): Client elects to waive.
REVIEWER - WAIVED COMMENT (2018-10-29): XXXX mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): XXXX mortgage purchases HPML compliant loans.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 70	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: No assumption per final CD, yet assumption verbiage is present on Note.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 66	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 6.98280% or Final Disclosure APR of 6.99400% is in excess of allowable threshold of APOR 4.5XX% + 1.5%, or 6.08000%. Compliant Rate Spread Home Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for homeowner's insurance under Prepaids. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.98280% or Final Disclosure APR of 6.99400% is in excess of allowable threshold of APOR 4.5XX% + 1.5%, or 6.08000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	State Compliance - North Carolina Rate Spread Threshold Test Compliant: Confirmed. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: CD missing the number of months collected for Hazard Insurance Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Borrower's CD did not reflect all seller charges. - commissions, transfer tax were added to the Borrower's Final CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	State Compliance - North Carolina Rate Spread Threshold Test Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 46	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on XX/XX/XXXX was electronically provided prior to borrower's consent to receive electronic disclosures. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $650.00 exceeds tolerance of $580.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7394)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7367)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $1,100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7355)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $90.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73133)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.64060% or Final Disclosure APR of 6.64100% is in excess of allowable threshold of APOR 4.5XX% + 1.5%, or 6.08000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Per email in file, the appraisal was emailed to the Borrower on XX/XX/XXXX, however the appraisal reflects a report date of XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Cure for (Tax Service Fee (Life of Loan)) of ($90.00), (Administration Fee) of ($1,100.00), (Collateral Desktop Analysis) of ($150.00), (Flood Certification (Life of Loan)) of ($15.00) and (Appraisal Fee) of ($70.00) was not provided.
Federal Compliance - TRID Loan Estimate Esign Consent Agreement Timing: eDisclosure Agreement in file reflects an accepted date of XX/XX/XXXX, however a Loan Estimate was electronically signed on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as ($580) on (LE dated XX/XX/XXXX), but disclosed as ($650.00) on Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Initial Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Initial Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Initial Loan Estimate.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on Initial Loan Estimate.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX, and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX, and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX, and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX, and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX, and shipping label.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 69	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception with compensating factor..	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,200.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.47800% or Final Disclosure APR of 6.48800% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%.  Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.47800% or Final Disclosure APR of 6.48800% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal receivedXX/XX/XXXX < valuation report dateXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal receivedXX/XX/XXXX < valuation report dateXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Disclosure reflects Non-Escrowed Property Costs over Year 1 of $2,200.00; HOA Dues per the Appraisal are $280/mo or $3360/year.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $43,416.75, while closing CD seller's fees total $14,249.75.	BUYER - WAIVED COMMENT (2018-10-29): please waive
BUYER - WAIVED COMMENT (2018-10-29): please waive
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the LOX and PCCD
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD TRACKING and ESIGN borrower authorized electronic delivery
BUYER - GENERAL COMMENT (2018-10-29): Response: Please see PCCD, LOX
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML complaint loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Appraisal effective dateXX/XX/XXXX with no damaged dated after the declared disaster dateXX/XX/XXXX.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 64	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																				[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.37710% or Final Disclosure APR of 7.39700% is in excess of allowable threshold of APOR 4.5XX% + 2.5%, or 7.08000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Seller provided letter from borrower stating appraisal receipt onXX/XX/XXXX prior to report dateXX/XX/XXXX. Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: N/A, the initial appraisal was completed onXX/XX/XXXXnd provided to the borrower onXX/XX/XXXXthe revised appraisal was also provided to the borrowers.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided letter from borrower stating receipt date [Redacted] prior to report date [Redacted] REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 51	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains Negative Amortization. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Optional Fees: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Optional fees in a section other than Section H. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $850.00 exceeds tolerance of $475.00.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: Closing Disclosure incorrectly reflects that Negative Amortization is allowed, however, the loan is fully amortizing.
Federal Compliance - TRID Final Closing Disclosure Optional Fees: Seller Closing Disclosure reflects (Title - Owner's Title Insurance (Optional)) in Section C.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for the tolerance violation for the Appraisal Fee of $375.00 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee disclosed as $475 on the LE dated XX/XX/XXXX was increased to $850 in a valid Change of Circumstance identified onXX/XX/XXXXhowever, the disclosure was not made within 3 days of the change date XX/XX/XXXXand the charge requires a cure of $375.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $72,832.30, while closing CD seller's fees total $52,920.00.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD and LOX
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the corrected PCCD dated  [Redacted] however missing the LOX. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a PCCD however no changes to negative amortization question on page 4 were made or addressed on the LOX. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided PCCD, refund 375.00, LOX and shipping label.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided PCCD, refund 375.00, LOX and shipping label.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Optional Fees: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 72	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
																				[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: There is no evidence of date Flood Disclosure was received by the borrower. Federal Compliance - TRID Final Closing Disclosure Assumption: Final CD shows no assumption on loan, however assumption verbiage is present on Note. Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: All seller paid fees captured from Seller CD, none shown on Borrower CD.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 50	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/XXXX		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this with compensating factor. REVIEWER - RE-OPEN COMMENT (2018-10-29): Incorrectly waived BUYER - GENERAL COMMENT (2018-10-29): The Appraisal is dated [Redacted] well after the FEMA event. Please downgrade to an EV2 and Waive this condition. BUYER - WAIVED COMMENT (2018-10-29): The Appraisal is dated [Redacted] well after the FEMA event. Please downgrade to an EV2 and Waive this condition.	1				1					Appraisal datedXX/XX/XXXX with no damaged dated after the declared disaster dateXX/XX/XXXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 73	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.99000% or Final Disclosure APR of 7.03600% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%. Compliant Higher Priced Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.99000% or Final Disclosure APR of 7.03600% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%. Compliant Higher Priced Mortgage Loan.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 58	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.31590% or Final Disclosure APR of 7.33500% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $25,212.64, while closing CD seller's fees total $14,095.00	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML complaint loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 65	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.75850% or Final Disclosure APR of 6.80100% is in excess of allowable threshold of APOR 4.65% + 1.5%, or 6.15000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 14	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] General - Incomplete Document: 1003 Initial - Lender's is incomplete	Initial 1003 executed by borrower not provided in file.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	1				1							-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 24	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.93840% or Final Disclosure APR of 6.97800% is in excess of allowable threshold of APOR 4.66% + 1.5%, or 6.16000%.  Compliant Higher Priced Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.93840% or Final Disclosure APR of 6.97800% is in excess of allowable threshold of APOR 4.66% + 1.5%, or 6.16000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure Assumption: Disclosure reflects loan "Will Not" allow assumption; note has assumption verbiage. Federal Compliance - TRID Final Closing Disclosure Closing Date: Disclosure reflects closing date asXX/XX/XXXXmortgage notary date isXX/XX/XXXXState Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Disclosure reflects APR as 6.97XX%; calculated is 6.9384%; threshold is 6.XX%. Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 6.97XX%; calculated is 6.9384%; threshold is 6.XX%.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear.  The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency.  Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower is self-employed for 2.54 years, President of XXXX and in the same line of work for 10 years. Credit score is 714, 54 points > program requirement of 660 DTI is XX%, 6.1805XX% < program maximum of 50% Subject mortgage is 0x30 since inception (9/2016)		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 62	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 660.	Lender exception for XXX FICO vs. program requirement of 660 per SP A5 guidelines on page 957.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement with compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $704.00 exceeds tolerance of $384.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.22080% or Final Disclosure APR of 7.26700% is in excess of allowable threshold of APOR 4.66% + 1.5%, or 6.16000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $704.00 exceeds tolerance of $384.00. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX, refund and shipping label.
BUYER - GENERAL COMMENT (2018-10-29): Please see CHECK UPS LABEL
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided PCCD ad LOX, missing the refund and shipping. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a PCCD, LOX, refund and shipping for incorrect borrower  [Redacted] Please provide documents to cure for correct borrower and loan. Exception remains.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, LOX, refund and shipping label.
BUYER - GENERAL COMMENT (2018-10-29): Response: Please see CHECK UPS LABEL
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided PCCD ad LOX, missing the refund and shipping. Exception remains.
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided a PCCD, LOX, refund and shipping for incorrect borrower  [Redacted] Please provide documents to cure for correct borrower and loan. Exception remains.
																						REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum Borrower has job stability for 4 years as an business owner with XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 29	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 7.00510% or Final Disclosure APR of 7.04600% is in excess of allowable threshold of APOR 4.61% + 1.5%, or 6.11000%. Compliant Rate Spread Home Loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,320.00 exceeds tolerance of $5,070.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.00510% or Final Disclosure APR of 7.04600% is in excess of allowable threshold of APOR 4.61% + 1.5%, or 6.11000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Signed disclosure is not located.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,320.00 exceeds tolerance of $5,070.00.  Missing proof of valid change and no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: No seller paid fees.	BUYER - WAIVED COMMENT (2018-10-29): please waive
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund 250.00. LOX and shipping label
BUYER - GENERAL COMMENT (2018-10-29): Please see CHECK, UPS LABEL, PCCD, LOX
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund 250.00. LOX and shipping label
BUYER - GENERAL COMMENT (2018-10-29): Please see CHECK, UPS LABEL, PCCD, LOX
REVIEWER - GENERAL COMMENT (2018-10-29): [Redacted] CD unable to re-baseline fees as dated prior to  [Redacted] and a LE is required to re-baseline fees. Exception remains.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD and LOX
BUYER - GENERAL COMMENT (2018-10-29): Please see LOX that was uploaded on  [Redacted] which reflects verbiage specific to the LOX as follows "We have also added the seller fees to final closing disclosure as well."
REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the corrected PCCD, missing LOX regarding seller paid fees. Exception remains
REVIEWER - GENERAL COMMENT (2018-10-29): Unable to waive as EV3.	State Compliance - North Carolina Rate Spread Threshold Test Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 81	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Down Payment % from Borrower Own Fund.: Calculated Down Payment % of Borrower Own Funds of XX%is less than Guideline Down Payment % of Borrower Own Funds of . [2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: XX/XX/XXXX	100% of down payment, FTC and reserves are from a gift vs. program requirement of 5% must be from borrower's own funds. Lender approved exception provided in file.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive with compensating factor.	1				1					Appraisal reportXX/XX/XXXX with no damage dated after the declared disaster dateXX/XX/XXXX. Borrower has been employed as a banker with XXXX for the past 6.85 years Credit score is 686, 6 points > program requirement of 680 DTI is XX%, 42.573XX% < program maximum of 50% LTV is 19.54%, 55.46% < program maximum of 75% No credit late payments in the past 69 months (since 9/2012)		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 68	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 7.14360% is in excess of allowable threshold of Prime Mortgage Market Rate 3.80000% + 1.75%, or 5.55000%. Compliant SubPrime Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.14360% or Final Disclosure APR of 7.19900% is in excess of allowable threshold of APOR 4.67% + 1.5%, or 6.17000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.14360% or Final Disclosure APR of 7.19900% is in excess of allowable threshold of APOR 4.67% + 1.5%, or 6.17000%. Compliant Higher Priced Mortgage Loan.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 79	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.30340% or Final Disclosure APR of 7.39500% is in excess of allowable threshold of APOR 4.67% + 1.5%, or 6.17000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Final CD shows no assumption on loan, however assumption verbiage is present on Note.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are listed in Section B; no providers were selected from the SSPL; the fees should have been in section C.
																					Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: Total seller paid fees on Borrower CD is $15152.75 vs. $91082.20 on Seller CD. All Seller Paid fees added to the Final CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 71	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The Borrower's Final Closing Disclosure did not disclose any fees paid by the Seller. All Seller paid fees were added to the Final CD for testing.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.				-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 74	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75228)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,568.00 exceeds tolerance of $2,532.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.90810% or Final Disclosure APR of 6.94600% is in excess of allowable threshold of APOR 4.56% + 1.5%, or 6.06000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Final CD shows no assumption, however assumption verbiage present on Note.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $9.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,568.00 exceeds tolerance of $2,532.00.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $20,571.90, while closing CD seller's fees total $19,560.00	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and shipping label
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 84	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $180.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7723)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75104)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.48100% or Final Disclosure APR of 6.50400% is in excess of allowable threshold of APOR 4.62% + 1.5%, or 6.12000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Federal Compliance - TRID Esign Consent Agreement Status: Missing the e-consent
Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: The Summaries of Transactions reflects an incorrect figure for Closing Costs Paid at Closing (J); the POC Appraisal fee was not deducted as shown in the Calculating Cash to Close table.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure for various 0% tolerance violations (XXXX$xxx.xx) was not provided.
Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: LE issue dateXX/XX/XXXX < initial CD issue dateXX/XX/XXXX and LE received dateXX/XX/XXXX >= initial CD received dateXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on the initial LE datedXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee not disclosed on the initial LE datedXX/XX/XXXX.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller CD contained fees none shown on Borrower CD.
Federal Compliance - TRID Settlement Service Provider Status: Missing the SSLP	BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive
BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive
BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive
BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and Shipping label.
BUYER - GENERAL COMMENT (2018-10-29): PC CD, LOE, Check, and shipping label uploaded
REVIEWER - GENERAL COMMENT (2018-10-29): Survey fee not disclosed on initial CD however added on the  [Redacted] CD in the amount of 180.00 please refund,provide the PCCD, LOX and proof of delivery to cure. Exception remains.
BUYER - GENERAL COMMENT (2018-10-29): The revised LE's prev provided showed the points charged - borrower requested change
Loan amount changed which also increase the amount of the charge for discount points.

No refund is required.
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the PCCD, refund, LOX and Shipping label.
REVIEWER - GENERAL COMMENT (2018-10-29): Fee was not disclosed on the initial LE and is a required fee. Please provide a 150.00 refund, PCCD, LOX and proof of delivery to cure. Exception remains.
BUYER - GENERAL COMMENT (2018-10-29): The revised LE's prev provided showed the points charged - borrower requested change
Loan amount changed which also increase the amount of the charge for discount points.

No refund is required.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive
BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive	Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Settlement Service Provider Status: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 80	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.80370% or Final Disclosure APR of 6.81500% is in excess of allowable threshold of APOR 4.65% + 1.5%, or 6.15000%. Compliant Higher Priced Mortgage Loan. [1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: Seller Paid fees in the Seller's CD totaled $15,688.50, while they totaled $21,888.50 in the Borrower's Final CD, a difference of $6,200. The primary cause of the difference was due to Realtor Commissions listed in the CD (+$2900) and the application of Seller paid fees on p. 2 of the Final CD. ($3250)The Seller CD included a $100 Doc Prep fee reflected in the borrower's CD as $150; fee difference of $50 brings the total to $6200.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 26	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $75,000.00.	Lender provided a guideline exception for minimum loan amount of $75,000.00 not met.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors.	1				1					376 months reserves 373 months > guideline minimum of 3 months. Borrower has job stability for 27.54 years asXXXX. DTI XX%, 4.61961% < 5 program maximum of 50% Experienced investor, Property owned free and clear Perfect mortgage history on credit report with no late payments		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 31	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $75,000.00.	Minimum loan amount per guidelines is 75,000. Loan amount is $XXXX. Lender Exception has been approved for min loan amount of $XXXX.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX) [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not signed by borrower.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Original appraisal completed onXX/XX/XXXXnd delivered onXX/XX/XXXX Appraisal updated onXX/XX/XXXXState Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): There is no evidence of signature on Net Tangible Benefit Worksheet.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.	XX% DTI on this full documentation loan < 50.00% guideline max - XX% below program guideline maximum 388.XX months reserves > 3 months guideline minimum - borrowers have verified reserves of $XXXX. Borrower has job stability for 29 years asXXXX. Perfect mortgage history on credit report with no late payments and low balance to limit ratios.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 86	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.54190% or Final Disclosure APR of 7.61800% is in excess of allowable threshold of APOR 4.66% + 1.5%, or 6.16000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 7.61XX%; calculated is 7.5419%; threshold is 6.XX%.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 57	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.19340% or Final Disclosure APR of 7.22900% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%. Compliant Higher Priced Mortgage Loan.		REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 78	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 6	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 6.92100% is in excess of allowable threshold of Prime Mortgage Market Rate 3.46000% + 1.75%, or 5.21000%.  Compliant SubPrime Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.92100% or Final Disclosure APR of 6.97200% is in excess of allowable threshold of APOR 4.73% + 1.5%, or 6.23000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: No evidence of timely delivery was provided. Updated report was not provided. State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): No evidence of timely delivery was provided. Federal Compliance - Federal HPML 2014 Compliant: Note Rate is 6.500%.	BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive REVIEWER - GENERAL COMMENT (2018-10-29): Borrower received appraisal on [Redacted] however appraisal report date [Redacted] Exception remains BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 76	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: HURRICANE ISABEL Disaster Declaration Date: XX/XX/XXXX	Maryland Severe Storm and Flooding (DR-4376) Incident PeriodXX/XX/XXXXXX/XX/XXXX declared disaster onXX/XX/XXXX	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception with compensating factor.	1	2	[2] State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
[2] State Compliance - Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 6.709XX% or Final Disclosure APR of 6.75200% is in excess of allowable threshold of APOR 4.71% + 1.5%, or 6.21000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $2,858.02 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/510020)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/510019)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/510018)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/510017)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/510017)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.709XX% or Final Disclosure APR of 6.75200% is in excess of allowable threshold of APOR 4.71% + 1.5%, or 6.21000%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
State Compliance - Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 4.63770% or Final Disclosure APR of 6.75200% is in excess of allowable threshold of APOR 4.71% + 1.5%, or 6.21000%. Non-Compliant Higher Priced Loan
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: Disclosure reflect estimated monthly escrow payment as $259.82 (calculated $3,117.84/year); costs over year 1 reflects $2,858.02 (calculated $238.17/month).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Disclosure reflects annual insurance premium as $826 (calculated $68.83/month); escrow section reflects $68.33/month (calculated $819.96/year).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Disclosure reflects annual insurance premium as $826 (calculated $68.83/month); escrow section reflects $68.33/month (calculated $819.96/year).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Disclosure reflects annual insurance premium as $826 (calculated $68.83/month); escrow section reflects $68.33/month (calculated $819.96/year).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Disclosure reflects annual insurance premium as $826 (calculated $68.83/month); escrow section reflects $68.33/month (calculated $819.96/year).
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: Disclosure reflects annual insurance premium as $826 (calculated $68.83/month); escrow section reflects $68.33/month (calculated $819.96/year).
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Disclosure reflects annual insurance premium as $826 (calculated $68.83/month); escrow section reflects $68.33/month (calculated $819.96/year).
Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.63770% or Final Disclosure APR of 6.75200% is in excess of allowable threshold of APOR 4.71% + 1.5%, or 6.21000%. Compliant Higher Priced Mortgage Loan.	BUYER - WAIVED COMMENT (2018-10-29): please waive
BUYER - WAIVED COMMENT (2018-10-29): please waive
REVIEWER - GENERAL COMMENT (2018-10-29): Escalated
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue - loan is compliant please clear
REVIEWER - GENERAL COMMENT (2018-10-29): The Seller provided a PCCD datedXX/XX/XXXX that did not correct the exception. Exception is not eligible to be cured
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL - all other exceptions have been cleared, loan is compliant please clear
REVIEWER - CURED COMMENT (2018-10-29): The seller provided  PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue
REVIEWER - CURED COMMENT (2018-10-29): The seller provided PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue
REVIEWER - GENERAL COMMENT (2018-10-29): The Seller provided a PCCD dated  [Redacted] that did not correct the exception.
REVIEWER - CURED COMMENT (2018-10-29): The seller provided PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue
REVIEWER - GENERAL COMMENT (2018-10-29): The Seller provided a PCCD dated  [Redacted] that did not correct the exception.
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL
REVIEWER - CURED COMMENT (2018-10-29): The seller provided PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue
REVIEWER - GENERAL COMMENT (2018-10-29): The Seller provided a PCCD dated  [Redacted] that did not correct the exception.
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL
REVIEWER - CURED COMMENT (2018-10-29): The seller provided PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue
REVIEWER - CURED COMMENT (2018-10-29): The seller provided PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Can you please be more specific - PCCD section G line 1 reflects HOI as 68.83 per month ; what exactly are you looking for to correct issue
REVIEWER - GENERAL COMMENT (2018-10-29): The Seller provided a PCCD dated  [Redacted] that did not correct the exception.
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL
REVIEWER - CURED COMMENT (2018-10-29): The seller provided PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month
BUYER - GENERAL COMMENT (2018-10-29): Please see PCCD, LOX, UPS LABEL, PCCD section G line 1 reflects HOI as 68.83 per month ;  if this does not clear the exception, can you please be more specific of what exactly are you looking for to correct issue
REVIEWER - GENERAL COMMENT (2018-10-29): The Seller provided a PCCD dated  [Redacted] that did not correct the exception.
BUYER - GENERAL COMMENT (2018-10-29): Disregard submission - this was for Title Policy Coverage - thank you
BUYER - GENERAL COMMENT (2018-10-29): Please see REVISED COMMITMENT
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Assignee liability is unclear.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Full documentation loan < 34% guideline max - 50% below program guideline maximum. Borrower has employment stability for 9 years with ownership & employment in XXXX. CDAIR datedXX/XX/XXXX with no damage provided after the date of the disaster declaredXX/XX/XXXX. FICO 653, 13 points > program min. of 640.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 82	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	2	2	[2] Guideline Issue - Loan product type is ineligible per guidelines.	Lender approved exception to policy: Borrower has a mortgage that was modified in March 2015. The current balance being paid is based on deferred balance adjustments. Modification agreement shows deferred principal of $XXXX which is eligible for forgiveness vs. program requirement that no portion of the principal due on a mortgage loan encumbering the Subject Property is being forgiven in connection with the refinance.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.56300% or Final Disclosure APR of 7.62900% is in excess of allowable threshold of APOR 4.56% + 1.5%, or 6.06000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $695.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7548)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation disclosure was not provided.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The final CD disclosed a closing date ofXX/XX/XXXXdocuments were signed onXX/XX/XXXXFederal Compliance - Federal HPML 2014 Compliant: Note Rate is 7.175%
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided a total of $695.00 cure and is reflected on Final Closing Consumer CD as a Lender Credit for increase in Closing Cost above legal limit.	BUYER - WAIVED COMMENT (2018-10-29): waive BUYER - WAIVED COMMENT (2018-10-29): Waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination.
Borrower is self-employed asXXXX for the past 7.3 years and in the profession for 10 years.

Guideline variance approved by lender at time of origination.
Credit score is 692, 12 points > program requirement of 680

Guideline variance approved by lender at time of origination.
DTI is XX%, 19.492% < program maximum of 50%

Guideline variance approved by lender at time of origination.
LTV is 64.817%, 15.183% < program maximum of 80% LTV

Guideline variance approved by lender at time of origination.
No public records

Guideline variance approved by lender at time of origination.
																								Reserves are 34.37 months ($XXXX) 32 months > program requirement of 3 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 61	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Guideline Issue - The borrower is self-employed. Guidelines require either a tax professional letter or regulatory agency verifying at least 2 years of self-employment along with either a phone listing and/or business address using directory assistance or internet search to be in file.	Lender provided guideline exception for length of time self-employed. Borrower is Self-employed 20 months vs. program requirement of 24 months.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organization Disclosure was not provided.
Federal Compliance - TRID Appraisal Disclosure - ECOA Status: No evidence of timely delivery was provided. Initial Loan Estimate was not provided.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure. Seller's CD reflects $55,887.13 in seller fees paid at closing. Borrower's final CD reflects $0.00 seller paid fees at closing.
																					Provide a Post-Close CD reflecting the corrections and a copy of the letter of explanation to the borrower disclosing the changes made.	BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Credit score is 777, 77 points > program requirement of 700 DTI is XX%, 2.28965% < program maximum of 50% Guideline variance approved by lender at time of origination. Borrower in same line of work over 4 years, worked for family owned Wireless Stores Reserves are 8.78 months, 2.78 months > program requirement of 6 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 88	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	1	1	2	[2] State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: New York Subprime Loan: APR on subject loan of 6.78250% or Final Disclosure APR of 6.82700% is in excess of allowable threshold of Prime Mortgage Market Rate 4.53000 + 1.75%, or 6.28000%. Compliant SubPrime Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.78250% or Final Disclosure APR of 6.82700% is in excess of allowable threshold of APOR 4.56% + 1.5%, or 6.06000%. Compliant Higher Priced Mortgage Loan.	BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 85	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $2,917.97 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/515277)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/515277)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.69760% or Final Disclosure APR of 7.76500% is in excess of allowable threshold of APOR 4.56% + 1.5%, or 6.06000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: Calculated annual taxes per Tax Cert is $3,406.97 ($283.91/month); disclosure reflects payments of $215.85 a month being collected ($2,590.20/year).
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: Calculated annual taxes per Tax Cert is $3,406.97 ($283.91/month); disclosure reflects payments of $215.85 a month being collected ($2,590.20/year).
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: Calculated annual taxes per Tax Cert is $3,406.97 ($283.91/month); disclosure reflects payments of $215.85 a month being collected ($2,590.20/year).
Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 7.765%; calculated is 7.6976%; threshold is 6.06%.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on the buyers Closing Disclosure is $0; seller paid fees on the sellers Closing Disclosure is $2,266.50. Seller paid fees not listed on the borrowers Final CD, Escrow fee of $475, Guaranty fee of $4.50, Attorney fee of $100, Seller Realtor Commission of $1,400 and Owner's Title of $287.	REVIEWER - CURED COMMENT (2018-10-29): Letter of Explanation & Corrected Closing Disclosure provided.
REVIEWER - GENERAL COMMENT (2018-10-29): Post Closing CD dated XX/XX/XXXX has Escrowed Property Costs over Year 1 of $5,710.08.  However the amount of escrow per month is $333.33.
BUYER - GENERAL COMMENT (2018-10-29): Corrected PCCD,LOX and label
BUYER - GENERAL COMMENT (2018-10-29): Corrected PCCD
REVIEWER - GENERAL COMMENT (2018-10-29): Total tax per tax cert 283.91 a month (county/property taxes 1696.83 annually or 141.40 a month School taxes 1710.14 annually or 142.51) PCCD reflects Property taxes 283.91 and School taxes 142.51. Exception remains
BUYER - GENERAL COMMENT (2018-10-29): PCCD,LOX and Label
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the LOX, PCCD, shipping label - out for delivery  [Redacted]
REVIEWER - GENERAL COMMENT (2018-10-29): USPS website still showing shipping label created and ready for pickup.  need confirmation that the package has actually shipped our in route.
BUYER - GENERAL COMMENT (2018-10-29): Confirmation is on UPS site Please cure
REVIEWER - GENERAL COMMENT (2018-10-29): Letter of Explanation, Shipping Label, and Corrected CD provided.  Shipping Label per USPS website status is Shipping Label Processed Ready for Pickup.  Once confirmation is received that the package has been sent / in route to the borrower will be able to cure the exception.  Alternatively AMC will accept confirmation that the package was sent electronically to the borrower.
REVIEWER - RE-OPEN COMMENT (2018-10-29): RE-OPENED on  [Redacted]  AMC received Post Close CD dated  [Redacted]  The estimated escrow amount was changed to $382.75.  The previous Post Closing CD dated  [Redacted] had the correct amount of $333.33 ($283.91 taxes and $49.42 insurance).  Please provided Corrected CD, Proof of Delivery and Letter of Explanation to cure.
REVIEWER - CURED COMMENT (2018-10-29): Letter of Explanation, Proof of Delivery, Corrected CD provided.
REVIEWER - GENERAL COMMENT (2018-10-29): Total tax per tax cert 283.91 a month (county/property taxes 1696.83 annually or 141.40 a month School taxes 1710.14 annually or 142.51) PCCD reflects Property taxes 283.91 and School taxes 142.51. Exception remains
BUYER - GENERAL COMMENT (2018-10-29): PCCD,LOX and Label
REVIEWER - CURED COMMENT (2018-10-29): Seller provided the LOX, PCCD, shipping label - out for delivery  [Redacted]
BUYER - GENERAL COMMENT (2018-10-29): Tracking
REVIEWER - GENERAL COMMENT (2018-10-29): USPS website still showing shipping label created and ready for pickup.  need confirmation that the package has actually shipped our in route.
REVIEWER - GENERAL COMMENT (2018-10-29): Letter of Explanation, Shipping Label, and Corrected CD provided.  Shipping Label per USPS website status is Shipping Label Processed Ready for Pickup.  Once confirmation is received that the package has been sent / in route to the borrower will be able to cure the exception.  Alternatively AMC will accept confirmation that the package was sent electronically to the borrower.
REVIEWER - RE-OPEN COMMENT (2018-10-29): RE-OPENED on  [Redacted]  AMC received Post Close CD dated  [Redacted]  The estimated escrow amount was changed to $382.75.  The previous Post Closing CD dated  [Redacted] had the correct amount of $333.33 ($283.91 taxes and $49.42 insurance).  Please provided Corrected CD, Proof of Delivery and Letter of Explanation to cure.
REVIEWER - CURED COMMENT (2018-10-29): Letter of Explanation, Proof of Delivery, Corrected CD provided.
REVIEWER - GENERAL COMMENT (2018-10-29): Total tax per tax cert 283.91 a month (county/property taxes 1696.83 annually or 141.40 a month School taxes 1710.14 annually or 142.51) PCCD reflects Property taxes 283.91 and School taxes 142.51. Exception remains
BUYER - GENERAL COMMENT (2018-10-29): PCCD,LOX and Label
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans.
REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception.
BUYER - GENERAL COMMENT (2018-10-29): Please waive	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 89	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 83	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%. [2] Guideline Issue - Ineligible property type.: Condo (Mid Rise)	Common areas/amenities are owned by the sponsor/developer and leased to the homeowner association vs program requirement the the Subject Project may not include any units in condominium projects in which the sponsor/developer owns and leases back to the homeowner association common areas or amenities. Lender approved DTI is XX% vs program maximum of 50%. Lender approved exception in file. The sponsor/developer owns and rents XX out of the 96 units in the project (36.46%); XX of the 96 total units have conveyed (63.545). Lender approved exception in file.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 6.581XX% is in excess of allowable threshold of Prime Mortgage Market Rate 3.87000% + 1.75%, or 5.62000%.  Compliant SubPrime Loan.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.47410% or Final Disclosure APR of 6.47800% is in excess of allowable threshold of APOR 4.60% + 1.5%, or 6.10000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003's signed by borrower and non-occupant co borrower not provided in file.
Federal Compliance - Federal HPML 2014 Compliant: Disclosure reflects APR as 6.47XX%; calculated is 6.4741%; threshold is 6.1%.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: Seller paid fees on the buyers Closing Disclosure is $15,421.25; seller paid fees on the sellers Closing Disclosure is $44,996.25. Seller paid fees not listed on the borrowers Final CD, Buyer Realtor Commission of $12,675 and Seller Realtor Commission of $16,900.	BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has 2 closed mortgages reporting paid as agreed. Borrower is a Psychologist for over 20 years, employed with XXXX in addition to owning his own practice since 2011. Credit score is 691, 11 points > program requirement of 680. Long established condo project, project first marketed in 2007. All units are current on association dues, including the sponsor/developer. No pending litigation, and no commercial space in the project. LTV is 75%, 5% < program maximum of 80%. Reserves are 5.43 months, 2.43 months > program requirement of 3 months.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 54	XXXX		$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)		BUYER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this EV2 exception. REVIEWER - GENERAL COMMENT (2018-10-29): Seller provided the appraisal on [Redacted] < appraisal report date [Redacted]. Exception remains. BUYER - GENERAL COMMENT (2018-10-29): Appraisal receipt				-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 87	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Borrower is self-employed for XX months vs program requirement of a minimum of 24 months self-employment. Lender approved.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this requirement based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.30210% or Final Disclosure APR of 7.32500% is in excess of allowable threshold of APOR 4.75% + 1.5%, or 6.25000%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.30210% or Final Disclosure APR of 7.32500% is in excess of allowable threshold of APOR 4.75% + 1.5%, or 6.25000%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $28,083.50 , while closing CD seller's fees total $0.00	BUYER - WAIVED COMMENT (2018-10-29): waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] mortgage purchases HPML compliant loans. BUYER - WAIVED COMMENT (2018-10-29): waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	23.43 months reserves > 3 months guideline minimum XX% DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum Credit Score 681, 21 points > program requirement of 660		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 90	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains a Demand Feature. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Non Primary Residence: TRID Final Closing Disclosure XX/XX/XXXX on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: An earlier version of the appraisal was provided that corresponds to the date the valuation was provided to the borrower.
Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Missing evidence of the borrower's receipt of the LO Compensation Disclosure.
Federal Compliance - TRID Final Closing Disclosure Demand Feature: The Demand Feature is blank.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Non Primary Residence: Please provide Seller Closing Disclosure. Seller Closing Disclosure in file is blank.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. BUYER - GENERAL COMMENT (2018-10-29): Please waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. BUYER - GENERAL COMMENT (2018-10-29): Please waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. BUYER - GENERAL COMMENT (2018-10-29): Please waive REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception. BUYER - GENERAL COMMENT (2018-10-29): Please waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 30	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $75,000.00. [2] Income Documentation - The verbal verification of employment was obtained more than 10 days prior to the note date.	A Lender Acknowledged Exception was granted due to loan amount is below the program minimum required of $75,000. Verbal VOE datedXX/XX/XXXXnote dated XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2018-10-29): [Redacted] has elected to waive this exception bases on compensating factors. BUYER - GENERAL COMMENT (2018-10-29): Uploaded for your review-Exception approval	1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not signed by borrower.	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): The signature of the Borrower did not appear on the Net Tangible Benefit Worksheets provided in file.	BUYER - WAIVED COMMENT (2018-10-29): Waived, Level 2	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.	120 months in reserves is greater than the program required 3 months. A posy close verbal VOE was obtained to further demonstrate ongoing employment Borrower has been Assistant Director of UXXXX for the past 27.55 years and in same line of work for 32 years. DTI of XX%,13.29691< program maximum allowable of 50%. Guideline variance approved by lender at time of origination. Perfect mortgage history on credit report with no late payments.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 116	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Application / Processing - Missing Document: Other not provided	Gross IncomeXX/XX/XXXX to XX/XX/XXXX (23 months) = $XXXX / 23 = $XXXX calculates to be 22.7% variance. Max allowed is 10%. Guidelines require no less than 24 month P&L statement on 24 month bank statement program. P&Ls in file reflect 2016 andXX/XX/XXXX to XX/XX/XXXX for a total of 23 months.	REVIEWER - WAIVED COMMENT (2018-10-30): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2018-10-30): [Redacted]Updated worksheet -  [Redacted] gross earnings is  [Redacted] and gross deposits totaling  [Redacted] is 12.36% difference.  [Redacted] elects to waive with compensating factors:
DTI below max by 5% or greater:  XX% vs 43%
Time on Job of 5 years or greater:  13.74
FICO score above minimum by 20 points or greater.  [Redacted] vs  [Redacted]
PITIA reserves above minimum by 6 months or greater:  XX vs 3
REVIEWER - GENERAL COMMENT (2018-10-30): Worksheet was provided, however it supports greater than 10% difference.
REVIEWER - WAIVED COMMENT (2018-10-30): Client elected to waive the exception with verified compensating factors.
BUYER - GENERAL COMMENT (2018-10-30): [Redacted]Per UW - typo on P&L and should reflect end of  [Redacted].  [Redacted] elects to waive with compensating factors:
DTI below max by 5% or greater:  XX% vs 43%
Time on Job of 5 years or greater:  13.74
FICO score above minimum by 20 points or greater.  [Redacted] vs  [Redacted]
PITIA reserves above minimum by 6 months or greater: XX vs 3	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.98550% or Final Disclosure APR of 8.02800% is in excess of allowable threshold of APOR 3.9XX% + 1.5%, or 5.48000%.  Compliant Higher Priced Mortgage Loan.
																				[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,110.50 exceeds tolerance of $930.00 plus 10% or $1,023.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. Federal Compliance - Federal HPML 2014 Compliant: Verified fees were input correctly. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Final closing disclosure reflects sufficient cure.	REVIEWER - CURED COMMENT (2018-10-30): Submission as Non-QM was provided. Based on adjusted lender's QM designation, the loan meets requirements. REVIEWER - WAIVED COMMENT (2018-10-30): Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	DTI below max by 5% or greater: XX% vs 43% FICO score above minimum by 20 points or greater. 682 vs 620 PITIA reserves above minimum by 6 months or greater: XX vs 3 Time on Job of 5 years or greater: 13.74		-	C	C	C	C	D	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 120	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure XX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.89120% or Final Disclosure APR of 7.92500% is in excess of allowable threshold of APOR 4.8XX% + 1.5%, or 6.38000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Missing evidence of the borrower's receipt of the LO Compensation disclosure.
Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Missing evidence of the borrower's receipt of the Anti-Steering Disclosure.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of ($XXXX) but calculated Finance Charge is ($XXXX). Under disclosed by $250.00.
Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: The most recent LE dated XX/XX/XXXX does not indicate receipt therefore the mailbox rule is used with a receipt date of XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2019-05-31): The buyer has elected to waive this exception.
BUYER - GENERAL COMMENT (2019-05-31): Please waive
REVIEWER - WAIVED COMMENT (2019-05-31): The buyer has elected to waive this exception.
BUYER - GENERAL COMMENT (2019-05-31): Please waive
REVIEWER - CURED COMMENT (2019-05-31): XXXXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and evidence package has been shipped.
BUYER - GENERAL COMMENT (2019-05-31): UPS Tracking
REVIEWER - GENERAL COMMENT (2019-05-31): XXXXXX received PCCD, LOE, Copy of Refund Check and copy of UPS tracking XXXX  Shipping label has been created, but not yet shipped.  Please provide evidence of Proof of Delivery to cure.
BUYER - GENERAL COMMENT (2019-05-31): PCCD,LOX,Label,Check
BUYER - GENERAL COMMENT (2019-05-31): PCCD,LOX,Label,
BUYER - GENERAL COMMENT (2019-05-31): PCCD,LOX,
REVIEWER - GENERAL COMMENT (2019-05-31): XXXXXX received Post Close CD, LOE to borrower, Proof of Delivery and Cure check for XXXX   The finance charge under disclosed by XXXX   Additional cure check for XXXX , Corrected CD, LOE to borrower and proof of delivery required.
BUYER - GENERAL COMMENT (2019-05-31): PCCD,LOX,Check,UPS Label
BUYER - GENERAL COMMENT (2019-05-31): PCCD,LOX,Check,
BUYER - GENERAL COMMENT (2019-05-31): PCCD,LOX
BUYER - GENERAL COMMENT (2019-05-31): PCCD,
REVIEWER - GENERAL COMMENT (2019-05-31): Finance charge exception is caused by a fee or a combination of fees that increased the calculated finance charge.  It appears the Lender may not have included the Final Inspection Fee of XXXX  and second Administration fee of XXXX  in Section B.  Neither of these fees are listed on the compliance report.  Please have the Lender verify the fees they included in the FC calculation.
REVIEWER - GENERAL COMMENT (2019-05-31): Under disclosed amount is not due to fees however is due to the amount of finance charges on the final CD page 4 of XXXX . difference of XXXX . (edited)
REVIEWER - GENERAL COMMENT (2019-05-31): Calculated finance charge matches the compliance report of XXXX .  Final CD indicates finance charge is XXXX
BUYER - GENERAL COMMENT (2019-05-31): Please provide what Fee is under disclosed
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception
BUYER - GENERAL COMMENT (2019-05-31): Please waive
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX mortgage purXXXXXXs HPML compliant loans.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 129	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 7.50410% is in excess of allowable threshold of Prime Mortgage Market Rate 3.90000% + 1.75%, or 5.65000%.  Compliant SubPrime Loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains a Demand Feature. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.50410% or Final Disclosure APR of 7.55500% is in excess of allowable threshold of APOR 4.84% + 1.5%, or 6.34000%. Compliant Higher Priced Mortgage Loan.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): Disclosure provided on XX/XX/XXXXapplication received XX/XX/XXXXFederal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure provided onXX/XX/XXXXapplication received XX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Demand Feature: The final CD did not have a box checked in the Demand Feature section of the Loan Disclosures.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: No tolerance cure provided on the CD.	BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX mortgage purXXXXXXs HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 128	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception for XX% to allow DTI over program maximum of 43% however reviewer calculation at XX% please provide a revised lender exception for updated DTI.	REVIEWER - WAIVED COMMENT (2019-05-31): Allow for DTI up to XXXX vs program max of XXXX BUYER - GENERAL COMMENT (2019-05-31): See Revised / Approved XXXXXX Exception uploaded	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 7.10320% is in excess of allowable threshold of Prime Mortgage Market Rate 3.90000% + 1.75%, or 5.65000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Servicing Disclosure Status: File does not evidence the consumer was provided with the Servicing Disclosure.
[2] Federal Compliance - TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Abstract / Title Search.  Fee Amount of $75.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (7754)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax.  Fee Amount of $54.94 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (77239)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (77223)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $110.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (77187)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.10320% or Final Disclosure APR of 7.13500% is in excess of allowable threshold of APOR 4.89% + 1.5%, or 6.39000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender approved exception for XX% to allow DTI over program maximum of 43% however reviewer calculation at XX% please provide a revised lender exception for updated DTI.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: AMC received 01/04 LE and CDs. Please provide SSPL to determine if exception can be cleared.
Federal Compliance - TRID Servicing Disclosure Status: Missing documentation.
Federal Compliance - TRID Servicing Disclosure Timing: AMC received XX/XX/XXXX LE. Please provide all prior LEs to determine if exception can be cleared.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: .
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: .
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: .
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: .	REVIEWER - WAIVED COMMENT (2019-05-31): Allow for DTI up to XXXX vs program max of XXXX
BUYER - GENERAL COMMENT (2019-05-31): Updated XXXXXX Credit Exception provided. Please re-grade / clear.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2019-05-31): XXXXXX received PCCD, Copy of Refund check in the amount of XXXX , letter of explanation and shipping label with Fedex tracking XXXX .  However, package has not yet shipped.  Provide proof of delivery to cure.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception.
REVIEWER - GENERAL COMMENT (2019-05-31): XXXXXX received PCCD, Copy of Refund check in the amount of XXXX  letter of explanation and shipping label with Fedex tracking XXXX   However, package has not yet shipped.  Provide proof of delivery to cure.
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX mortgage purXXXXXXs HPML compliant loans.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	6.36 months reserves > 3 months guideline minimum Borrower has been self employed as owner of XXXXfor the past 7.08 years and 30 years in the same profession. Credit score 737, 27 points > program requirement of 720. Excellent payment history no late payments on credit report since inception with earliest open date of 7/2008. No public rerecords.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 122	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	[1] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 7.01810% or Final Disclosure APR of 7.05500% is in excess of allowable threshold of APOR 4.96% + 1.5%, or 6.46000%. Compliant Higher Priced Loan. [1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.01810% or Final Disclosure APR of 7.05500% is in excess of allowable threshold of APOR 4.96% + 1.5%, or 6.46000%. Compliant Higher Priced Mortgage Loan.	REVIEWER - WAIVED COMMENT (2019-03-01): XXXXXX mortgage purXXXXXXs HPML compliant loans. REVIEWER - WAIVED COMMENT (2019-03-01): XXXXXX mortgage purXXXXXXs HPML compliant loans.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 130	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Miscellaneous - Credit Exception:
[2] Miscellaneous - Credit Exception:
[2] Miscellaneous - Credit Exception:
[2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than Guideline Available for Reserves of $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of 50.00000%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $5,000,000.00.
[2] Insurance Documentation - The Blanket Coverage for a Condo does not meet guidelines.	Lender Exception granted to allow use of the Mortgage Guaranty Insurance Traditional Method, using rows 1-3 and 7-9 only, to calculate Schedule E income based off of 1 year tax return versus the 1038 method. - Per FNMA 1038 calculator mortgage interest paid, tax and HOA are to be included in calculation for ATR however these amounts were not per the exception.
Loan Program requires that the homeowner's association's budget must include an allowance of capital reserves no less than 5% of the total expenditures included in such budget, however, the subject project budget only has XX% in capital reserves. A Lender Exception was granted to allow the loan to proceed.
The appraisal report indicates that 108 of the 157 units are complete versus the program requirement that all units in the complex must be complete. A Lender Exception was granted to proceed.
Lender approved exception - Reverses are 34.25 months + 110% of the loan amount vs program requirement for 110% of loan amount, plus 12 months reserves, plus 2 months additional PITIA in reserves for each additional mortgaged investment property.
The total debt ratio exceeds the program maximum allowable of 50% as well as it exceeds the debt to income ratio calculated at time of origination. The calculation of base income was significantly lower than the qualifying income figure at time of origination. Also, at time of origination there was a positive rental income cash-flow that the documents in file do not support. Instead, a negative rental figure has been calculated into the ratios. It also does not appear that the monthly mortgage payment of $XXXX, belonging to the Borrower's primary residence, was not calculated into the ratios.
The subject LTV of XX% exceeds the program maximum allowable of 50%, however, a Lender Exception was granted to proceed at the higher LTV.
The subject loan amount exceeds the program maximum allowable of $5,000,000.00, however, a Lender Exception was granted to allow the loan to proceed.
The Condo project blanket insurance policy is a Builder's Risk Policy versus the Fannie Mae requirement for a master policy that covers all units. A Lender Exception was granted to proceed with the Builder's Risk Policy.	REVIEWER - GENERAL COMMENT (2019-05-31): XXXXXX has elected to waive this exception based on compensating factors.
BUYER - GENERAL COMMENT (2019-05-31): Lender exception noted, why is this not downgraded and waived?
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception based on compensating factors.
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception based on compensating factors.
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception based on compensating factors.
REVIEWER - WAIVED COMMENT (2019-05-31): Client elects to waive with comp factors.

An exception was also made by Client to use this income method as it is not the required Fannie Mae rental income calculation that was required on FNMA Form 1038. Utilizing the MGIC calculation does not hit the borrower up for the principal payment portion of over 50+ mortgages. Using the required FNMA method, the DTI ratio is XX%. Using the MGIC method as exceptioned by the lender, the DTI ratio reduces to 43.521%.
BUYER - GENERAL COMMENT (2019-05-31): This is based on the Traditional Method of Calculation, as per the exception.
REVIEWER - GENERAL COMMENT (2019-05-31): Sched E worksheet provided does not account for any current mtg payments (if any), taxes, ins and/or HOA fees. Provide updated worksheet with current PITI accounted for in calculation.
BUYER - GENERAL COMMENT (2019-05-31): Exception and Rental Income Worksheet uploaded for review.
REVIEWER - GENERAL COMMENT (2019-05-31): Client elects to waive with comp factors.

An exception was also made by Client to use this income method as it is not the required Fannie Mae rental income calculation that was required on FNMA Form 1038. Utilizing the MGIC calculation does not hit the borrower up for the principal payment portion of over 50+ mortgages. Using the required FNMA method, the DTI ratio is XX%. Using the MGIC method as exceptioned by the lender, the DTI ratio reduces to 43.521%.
BUYER - GENERAL COMMENT (2019-05-31): Approved credit exception uploaded.
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception based on compensating factors.
REVIEWER - WAIVED COMMENT (2019-05-31): XXXXXX has elected to waive this exception based on compensating factors.
														BUYER - GENERAL COMMENT (2019-05-31): The lender's exception was noted, why is this not being accepted and waived?	1				1					Borrower has been an Attorney for the past 37 years. Credit score is 764, 84 points> program requirement of 680. Multiple open and closed mortgages all paid as agreed since earliest inception 5/1998. Perfect credit with no public records.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 127	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.47 is less than Guideline PITIA months reserves of 6.00. [2] Miscellaneous - Missing Document: Credit Letter of Explanation (LOE) not provided	Credit Report verifies 1 open mortgage and 1 authorized user credit card tradeline. XXXX Underwriting Guidelines require at least 4 major tradelines and authorized user accounts cannot be used to verify the borrower’s credit history. No other open and active accounts were reported, no alternative credit documentation was provided, and file is missing a lender exception to allow the borrower’s insufficient credit history.
Verified reserves after closing of $XXXX are insufficient to cover 6 months of reserves of $XXXX(subject PITI of $XXXX x 6 months) as required by XXXX Bank Statement Guidelines.
													Borrower filed Chapter 13 Bankruptcy that was dismissed on XX/XX/XXXX. File is missing the borrower's letter of explanation as required by XXXX Underwriting Guidelines.	REVIEWER - WAIVED COMMENT (2019-06-03): Lender approved exception for insufficient tradelines with 1 verified compensating factor. REVIEWER - WAIVED COMMENT (2019-06-03): Lender approved exception for the reserve shortage with 1 verified compensating factor. REVIEWER - WAIVED COMMENT (2019-06-03): Rec'd exception for missing bankruptcy LOE. BUYER - GENERAL COMMENT (2019-06-03): LOE not required when it is that old.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Final Closing Disclosure disclosed the lender will not allow the loan to be Assumed however, the Note contains an Assumption Clause.	REVIEWER - WAIVED COMMENT (2019-06-03): Okay to waive per client.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this Bank Statement documentation loan has a disposable income of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 131	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[1] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.357XX% or Final Disclosure APR of 8.38200% is in excess of allowable threshold of APOR 4.61% + 2.5%, or 7.11000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: LE issued on XX/XX/XXXX received by the borrower on XX/XX/XXXX (confirmed from E-signed LE) which is the same day the Initial CD was issued and received by the borrower.	BUYER - WAIVED COMMENT (2019-06-07): XXXXXX has elected to waived this exception. BUYER - WAIVED COMMENT (2019-06-07): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-06-07): XXXXXX has elected to waive this exception REVIEWER - WAIVED COMMENT (2019-06-07): XXXXXX mortgage purXXXXXXs HPML compliant loans.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 133	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 7.92220% is in excess of allowable threshold of Prime Mortgage Market Rate 3.77000% + 1.75%, or 5.52000%. Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: AMC received 03/6 and 4/24 LEs. The Loan Origination Fee increased without a valid change of circumstance on the 04/24 LE. Please provide COC if available or corrected CD, LOE, Refund Check, and Proof of Delivery to cure.	BUYER - WAIVED COMMENT (2019-06-14): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-06-14): XXXXXX has elected to waive this exception.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																							Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 137	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.	Lender approved exception to allow the use of business funds of $XXXX for earnest money deposit coming directly from the business account vs program requirement that if funds in a business bank or brokerage account have not been transferred to the borrower's personal account, such funds may not be included in down payment and closing funds. Lender approved exception to allow DTI of XX% vs program maximum of 43%.	REVIEWER - WAIVED COMMENT (2019-06-25): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-06-25): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 7.49690% or Final Disclosure APR of 7.79500% is in excess of allowable threshold of APOR 4.66% + 1.5%, or 6.16000% Compliant Higher Priced Loan.
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Lender approved exception to allow DTI of XX% vs program maximum of 43%. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The appraisal fee increased by $25, however, a sufficient cure was disclosed on the final CD.	REVIEWER - WAIVED COMMENT (2019-06-25): Client has elected to waive this exception based on compensating factors. BUYER - WAIVED COMMENT (2019-06-25): XXXXXX has elected to waive		Borrower has been self employed for 14 years - Owner of XXXX Borrower has no public records. Borrower's credit score of 706 > program requirement of 680.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 136	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $4,000,000.00. [2] Guideline Issue - Loans cannot close in Trust.	Lender acknowledged Allow subject primary home loan to close in an LLC (XXXX) vs. program requirement that only investment properties can be closed in an LLC. Approved Lender Exception in file.	REVIEWER - WAIVED COMMENT (2019-06-25): XXXXXX has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-06-25): XXXXXX has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $930.50 exceeds tolerance of $550.00 plus 10% or $605.00.  Sufficient or excess cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $25,833.00 exceeds tolerance of $18,138.00 plus 10% or $19,951.80.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $6,000.00 exceeds tolerance of $XXXX.  Sufficient or excess cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $6,000.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: Due to missing e-sign consent. Once received, compliance can be re-ran to determine compliance.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: Exceptions cured.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Due to missing e-sign consent. Once received, compliance can be re-ran to determine compliance.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Exceptions cured.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Due to missing e-sign consent. Once received, compliance can be re-ran to determine compliance.	BUYER - WAIVED COMMENT (2019-06-25): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-06-25): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-06-25): XXXXXX has elected to waive this exception.
REVIEWER - CURED COMMENT (2019-06-25): AMC received  Letter of Explanation, Copy of Refund Check, and Corrected CD.
REVIEWER - CURED COMMENT (2019-06-25): AMC received  Letter of Explanation, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (2019-06-25): See PCCD, LOX, copy of Refund Check and Tracking label provided.
REVIEWER - GENERAL COMMENT (2019-06-25): UPDATED: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $930.50 exceeds tolerance of $550.00 plus 10% or $605.00.  Insufficient or no cure was provided to the borrower.
REVIEWER - GENERAL COMMENT (2019-06-25): No changed circumstance documentation located in the loan file. A PCCD, LOE, and copy of any refund check is required in order to address the exception.
BUYER - GENERAL COMMENT (2019-06-25): Econsent provided
REVIEWER - CURED COMMENT (2019-06-25): AMC received  Letter of Explanation, Copy of Refund Check, and Corrected CD.
REVIEWER - CURED COMMENT (2019-06-25): AMC received  Letter of Explanation, Copy of Refund Check, and Corrected CD.
BUYER - GENERAL COMMENT (2019-06-25): See PCCD, LOX, copy of Refund Check and Tracking label provided.
REVIEWER - GENERAL COMMENT (2019-06-25): No changed circumstance documentation located in the loan file. A PCCD, LOE, and copy of any refund check is required in order to address the exception.
BUYER - GENERAL COMMENT (2019-06-25): Econsent provided	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrowers have both been self-employed for over two years operating XXXX which does business as XXXX DTI is XX%, 10.5402% < program maximum of 50%. No public records. Reserves are 42.12 months, 22.12 months > program requirement of 20 months.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 125	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Documentation - Document Error: Bank statement financial institution not provided.	Per XXXX income worksheet, borrower was qualified with 24 months personal bank statements however, file only contains 16 months and is missing the following bank statements: XXXX. Upon receipt of the missing bank statements, additional conditions may apply.	BUYER - WAIVED COMMENT (2019-08-09): please waive REVIEWER - RE-GRADED COMMENT (2019-10-24): Adding comp factors	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Negative Fees: TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on XX/XX/XXXX disclosed a negative fee amount. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,179.80 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (FinXX/XX/XXXX)	Federal Compliance - (Missing Data) Last Rate Set Date: File is missing the Rate Lock Agreement.
Federal Compliance - TRID Final Closing Disclosure Assumption: Final Closing Disclosure disclosed the lender will not allow the loan to be Assumed however, the Note contains an Assumption Clause.
Federal Compliance - TRID Final Closing Disclosure Negative Fees: Final Closing Disclosure disclosed a negative amount of -$150.00 for borrower paid Title - Escrow Fee Coupon Credit in Section C. This is TRID non-compliant.
Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: Final Closing Disclosure Calculating Cash to Close Table disclosed Yes for Did this Change? for Total Payoffs and Payments (K) from -$1,186,492.00 to -$1,186,491.63.	REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client. REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client. REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client. REVIEWER - CURED COMMENT (2019-08-09): Letter of Explanation & Corrected Closing Disclosure provided BUYER - GENERAL COMMENT (2019-08-09): pccd BUYER - GENERAL COMMENT (2019-08-09): exception and eoi replacement cost estimator REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Negative Fees: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	59% LTV < 80 guideline max 744 representative FICO score > 680 guideline minimum		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 121	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $633,302.07 is less than Cash From Borrower $666,911.53.	File is missing verification of $XXXX earnest money deposit.	REVIEWER - WAIVED COMMENT (2019-08-09): Client identified compensating factors BUYER - GENERAL COMMENT (2019-08-09): please see exception REVIEWER - GENERAL COMMENT (2019-08-09): Updated commentary: The $XXXX earnest money deposit was paid from unverified XXXXXX. The account does not appear to belong to either borrower.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,348.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
[2] Federal Compliance - TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $375.00 plus 10% or $412.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $2,389.20 exceeds tolerance of $2,383.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $700.00.  Insufficient or no cure was provided to the borrower. (7507)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $800.00 exceeds tolerance of $700.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,800.59 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (FinXX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Documentation is missing from subject file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The List of Homeownership Counseling Organizations  was provided on XX/XX/XXXX; however, the application date was XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The appraisal disclosure was provided on XX/XX/XXXX; however, the application date was XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure dated XX/XX/XXXX disclosed a Closing Date of XX/XX/XXXX Deed of Trust was notarized on XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final Closing Disclosure dated XX/XX/XXXX disclosed Non Escrowed Property Costs Year 1 of $3,348.00; calculated maximum Estimated Total Monthly Payment is $30,495.00.  Lender did not calculate Property Tax Costs in Year 1.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: On Final CD under Total Closing Costs Exceeds Limits the amount is blank.
Federal Compliance - TRID Loan Estimate Timing: Evidence of earlier borrowers' receipt was not found in file.
Federal Compliance - TRID Service Provider Timing: Evidence of earlier borrowers' receipt was not found in file.
Federal Compliance - TRID Servicing Disclosure Timing: The servicing disclosure was provided on XX/XX/XXXX; however, the application date was XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for various 0% tolerance violations of $4,006.79 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for various 0% tolerance violations of $4,006.79 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for various 0% tolerance violations of $4,006.79 was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Cure for various 0% tolerance violations of $4,006.79 was not provided.
Federal Compliance - TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: The Seller's final CD reflected a real estate commission in the amount of $XXXX, which did not appear on the consumer's CD.	BUYER - WAIVED COMMENT (2019-08-09): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction
REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): Waiving at client request, EV2
REVIEWER - GENERAL COMMENT (2019-08-09): AMC confirms application date of XXXXXX. However, the only LE's in the file are dated XXXXXX and XXXXXX which is not within 3 business days of application date.
BUYER - GENERAL COMMENT (2019-08-09): this is in the file the AMC sent the report to the borrower
BUYER - WAIVED COMMENT (2019-08-09): XXXXXX closing documents are not date sensitive therefore it's ok if the borrower doesn't sign the date they're generated.
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - GENERAL COMMENT (2019-08-09): AMC received post close cd.  lender to provide tax calculation worksheet.  Unable to determine taxes calculated by lender
REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - GENERAL COMMENT (2019-08-09): AMC confirms application date of XXXXXX. However, the only LE's in the file are dated XXXXXX and XXXXXX which is not within 3 business days of application date.
BUYER - GENERAL COMMENT (2019-08-09): application date is 9/XXXX and the loan was disclosed 9/XXXX
REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - GENERAL COMMENT (2019-08-09): Addendum for loan amount increase is dated XXXXXX.  Loan Estimates in file confirm the lender was made aware of the increase at least on XXXXXX since the sales price is reflected as $2,171,763.  Transfer tax increase occurred on the Final CD issued XX29XX.  Borrower not notified of fee increase within 3 business days of lender being made aware of the changes.
BUYER - GENERAL COMMENT (2019-08-09): sales price changed on XX3/18 as shown on uploaded addendum, previous sales price was $2,165,900
REVIEWER - GENERAL COMMENT (2019-08-09): AMC received sales contract addendum which confirms sales price of $2,171,763.  Unable to determine why transfer tax increased.  Sales price did not change.
REVIEWER - GENERAL COMMENT (2019-08-09): Sales price on final cd is the sane as the initial le of $2,171,763 unable to determine where sales price increased
BUYER - GENERAL COMMENT (2019-08-09): escrow didn't provide the updated transfer tax based on the increased in sales price until the day that docs were drawn on XXXX18 .. see attached
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - GENERAL COMMENT (2019-08-09): Cure required to borrower.  Baseline amount of $700 used for appraisal fee.  Borrower charged $800.  Valid change of circumstance required to justify fee increase.  Per lender an estimate appraisal fee was used.  Lender held to baseline of $700 unless valid change of circumstance can be provided.
BUYER - GENERAL COMMENT (2019-08-09): The appraisal XXXXXX is showing that it was charged to the borrower XXXXXX so that is within 3 days of the COC XXXXXX
Because we are not aware of the appraisal fee at time of disclosing a best estimate is used ..
This is a valid change of circumstance based on section 1026.17(c)(2)(i) provides that if any information necessary for an accurate disclosure is unknown to the creditor, the creditor shall make the disclosure based on the best information reasonably available to the creditor at the time the disclosure is provided to the consumer.
REVIEWER - GENERAL COMMENT (2019-08-09): receipt of appraisal invoice with correct fee charged to the borrower not a valid change of circumstance.  lender should have been aware of the appraisal fee charges. loan estimate of $700 appraisal fee is binding and no new information was made available to justify fee increase
BUYER - GENERAL COMMENT (2019-08-09): the invoices were not provided until the broker ordered the CD on the 19th there for an estimate was used for initial disclosure - actual fee were provided at the time of CD therefore the initial appraisal(s) fee was an estimate as the actual fee was not known at the time of disclosure. This is a valid change of circumstance based on section 1026.17(c)(2)(i) provides that if any information necessary for an accurate disclosure is unknown to the creditor, the creditor shall make the disclosure based on the best information reasonably available to the creditor at the time the disclosure is provided to the consumer.
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - GENERAL COMMENT (2019-08-09): Disbursement date is not in question.  Lender needs to provide attestation on what the correct closing date should have been on the Final CD.  The Final CD has a closing date that is prior to the issue date.
BUYER - GENERAL COMMENT (2019-08-09): this loan didn't fund until XX3/18 as shown on the final cd
REVIEWER - GENERAL COMMENT (2019-08-09): Unable to re-baseline fee since issue date of the final cd is XXXXXX with a closing date of XXXXXX.  Since closing date is prior to issue date attestation required to confirm what the correct closing date should have been on the final cd.  Please provide attestation to what the correct closing date should be on the Final CD.
REVIEWER - GENERAL COMMENT (2019-08-09): Unable to re-baseline fee since issue date of the final cd is XXXXXX with a closing date of XXXXXX.  Since closing date is prior to issue date attestation required to confirm what the correct closing date should have been on the final cd.
BUYER - GENERAL COMMENT (2019-08-09): there was a .25% hit for waiving the taxes see attached
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Service Provider Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower on this full documentation loan has a disposable income of $XXXX DTI below max by 5% or greater. DTI: XX% FICO score above minimum by 20 points or greater. FICO: 720 Housing payment history clean for 12 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 118	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:AdditionXX/XX/XXXX018)
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75103)
[1] Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Desk review waiver was signed XX/XX/XXXXhich is after the consummation date.
Federal Compliance - TRID Final Closing Disclosure Assumption: The final CD discloses the loan is not assumable, the note contains assumption language.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: $150 appraisal reinspection fee.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The appraisal is dated XX/XX/XXXXnd is subject-to.  The addition of the appraisal reinspection fee on XX/XX/XXXXs not within 3 days of the change of circumstance.
Federal Compliance - TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TRID non-compliant. Seller paid fees on Seller CD are not consistent with those on Borrower Final CD. Seller CD reflects $42,104.88 in seller paid fees. Borrower Final CD reflects $13,186.88 in seller paid fees.	REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): Waive as Note verbiage is correct in stating the loan is assumable and the CD is not accurate per client.
REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3
REVIEWER - GENERAL COMMENT (2019-08-09): AMC received the invoice. As the appraisal was completed subject to prior to initial disclosure the information the fee was required was available. Please provide corrected CD, LOE, and refund check to cure.
BUYER - GENERAL COMMENT (2019-08-09): the invoice was provided XXXXXX with the fee (the amount was not known until the invoice was received)
REVIEWER - WAIVED COMMENT (2019-08-09): 60 day window to cure has expired, per client moving to Waive as EV3	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 119	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 80.486XX% exceeds Guideline total debt ratio of 50.00000%.	Guidelines require total assets/120 months for asset depletion and at of origination, underwriter divided total assets/60 months. At time of origination, borrower was qualified with assets for depletion $XXXX. After closing costs, assets available for asset depletion total $XXXX.	REVIEWER - WAIVED COMMENT (2019-08-09): Client approved an exception with only 1 verified compensating factor to allow asset depletion income to be calculated over 60 months (guidelines require 120 months) and a DTI up to 55%.
BUYER - GENERAL COMMENT (2019-08-09): lender exception to use 5 year asset depletion
BUYER - GENERAL COMMENT (2019-08-09): Please see upload
REVIEWER - GENERAL COMMENT (2019-08-09): Lender used $XXXX in assets depleted over 60 months and qualified the borrower with monthly Asset Depletion income of $XXXX and a DTI of XX%. Verified assets of $XXXX less funds for closing of $XXXX, less 6 months required PITI reserves of $XXXX = $XXXX remaining assets to be depleted which results in a monthly income of $XXXX and a DTI of XX%.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $10,063.68 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Exception revised for asset depletion income calculation.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Agreement not provided
Federal Compliance - TRID Final Closing Disclosure Assumption: The final CD discloses the loan is not assumable, the note contains assumption language.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: CD Non-Escrowed Property Costs over Year 1 $10,063.68.
Calculated Non-Escrowed Property Costs over Year 1 per 1073; $838.00*12=$10,056.00.
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Final CD issued XX/XX/XXXX, Section F. Prepaids, Property Taxes, field for months is blank.	REVIEWER - WAIVED COMMENT (2019-08-09): Client approved an exception with only 1 verified compensating factor to allow asset depletion income to be calculated over 60 months (guidelines require 120 months) and a DTI up to 55%.
REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-08-09): Received Letter of Explanation and Corrected CD required to cure. Because the cure timeline has not been met, the exception cannot be cleared.
BUYER - GENERAL COMMENT (2019-08-09): PCCD reflecting $10,056
																						REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	785 representative FICO score > 680 guideline minimum - 105 points above guideline minimum		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 123	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Missing the NOTE, so UTD Federal Compliance - TRID Final Closing Disclosure Closing Date: Dates confirmed	REVIEWER - WAIVED COMMENT (2019-07-19): Okay to waive per client. REVIEWER - WAIVED COMMENT (2019-07-19): Okay to waive per client. BUYER - WAIVED COMMENT (2019-07-19): please waive	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	D	D	D	D	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 126	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	No VOM or cancelled checks on current mortgage	REVIEWER - WAIVED COMMENT (2019-07-19): Lender approved exception to allow an e-mail in lieu of a VOM for the existing private mortgage.
REVIEWER - GENERAL COMMENT (2019-07-19): As of XXXXXX, still have not received a standard VOM from the private lien holder for the subject property. Per XXXXXX Underwriting guidelines, a mortgage not reported on the credit report must be verified with: A standard mortgage verification; loan payment history from the servicer; the borrower's canceled checks for the last twelve months; or the borrower's year-end mortgage account statement, provided the statement includes a payment receipt history, and, if applicable, canceled checks for the months elapsed since the year-end mortgage account statement was issued. File contains an e-mail from the private lien holder that the lender used for the VOM and the payoff of this loan however, the original Note was not provided to verify the loan terms as stated in the e-mail. A client exception with compensating factors to allow the e-mail in place of a standard VOM or 12 months cancelled checks is required to clear this exception.
														REVIEWER - GENERAL COMMENT (2019-07-19): Rec'd credit supplement for REO property. Still missing VOM for subject.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Assumption language is on the note. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Hazard is $584.04 a year and under prepaids it states $292.04 for 12 months.	REVIEWER - WAIVED COMMENT (2019-07-19): Waive per client request. BUYER - WAIVED COMMENT (2019-07-19): please waive	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been self-employed for 4.87 years Housing payment history clean for 85 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 124	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Guideline Issue - Borrower does not have the minimum open tradelines per guidelines. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%. [2] Income Documentation - Income Docs Missing: [2] Miscellaneous - Miscellaneous Credit (Non-Material): [2] Miscellaneous - Miscellaneous Credit (Non-Material):	Foreign national loan requires 3 credit references with a 24 month history . We have a copy of the borrowers list of references, but no actual reference letters.
DTI exceeds 50% and no exception provided
For a foreign national borrower, we require the following:  YTD earnings and earnings for the last 2 years from employer on both jobs.
Missing currency conversions in file for assets and lease on primary.XXXX has $XXXX.
Borrower lives and works in XXXX for 2 different companies. No LOX on why she is currently renting out her primary residence or where she is currently living. No documentation that primary has no liens, taxes, insurance or HOA dues.	REVIEWER - WAIVED COMMENT (2019-08-09): Client approved exception to allow only 1 credit reference for the foreign national borrower.
BUYER - GENERAL COMMENT (2019-08-09): please see upload
REVIEWER - WAIVED COMMENT (2019-08-09): Client approved exception to allow a DTI up to 55% (subject loan DTI is 52.56%).
BUYER - GENERAL COMMENT (2019-08-09): please see upload
REVIEWER - WAIVED COMMENT (2019-08-09): Client approved exception to allow employer letters to verify the borrower's foreign employment and income.
BUYER - GENERAL COMMENT (2019-08-09): exception
REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.
REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Deposit. (FinXX/XX/XXXX)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Missing information to accurate calculate DIT. Federal Compliance - TRID Final Closing Disclosure Assumption: Assumption language on the note. Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: Deposit went from $0 to $49800 and box is marked No.	REVIEWER - WAIVED COMMENT (2019-08-09): Client approved exception to allow a DTI up to 55% (subject loan DTI is 52.56%). BUYER - GENERAL COMMENT (2019-08-09): please see upload REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client. REVIEWER - WAIVED COMMENT (2019-08-09): Okay to waive per client.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure With Seller Change - Deposit: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	25.98 months reserves > 6 months guideline minimum Per foreign employer letter, borrower has been employed at the company since 2008		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 143	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 8.21670% is in excess of allowable threshold of Prime Mortgage Market Rate 3.63000% + 1.75%, or 5.38000%. Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: The Calculating Cash to Close table indicates cash to close of $38,951.19. The Summaries of Transactions table indicates cash to close of $39,337.19.	BUYER - WAIVED COMMENT (2019-07-03): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-03): XXXXXX has elected to waive this exception.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																							Federal Compliance - TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 132	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.39884% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $7,748.90 or .39884%).
																				[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Points and Fees for subject loan of 3.39884% exceed the 3.00% allowable maximum of the Federal total loan amount of $XXXX, and points and fees totaling $XXXX exceed the allowable maximum of $XXXX, which is an overage of $7,748.90 or .39884%. Federal Compliance - TRID Final Closing Disclosure Assumption: Final CD disclosed loan does not allow Assumption, however, Note contains assumption language.	BUYER - WAIVED COMMENT (2019-08-09): please waive REVIEWER - WAIVED COMMENT (2019-08-09): Waiver per client request.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 134	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: The Note contains assumption verbiage and a Non Assumability Addendum is missing. The final Closing Disclosure reflects assumption is not allowed. Federal Compliance - TRID Final Closing Disclosure Closing Date: Final Closing Disclosure disclosed a Closing Date of XX/XX/XXXX. Deed of Trust was notarized on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client request. REVIEWER - GENERAL COMMENT (2019-08-09): Exception was previously waived. No additional comments or documents are needed. BUYER - GENERAL COMMENT (2019-08-09): please update dillilgence status to complete so this file can move forward REVIEWER - GENERAL COMMENT (2019-08-09): Exception addressed previously. BUYER - GENERAL COMMENT (2019-08-09): please update file status to complete. no open conditions but still shows as "in exception clearing REVIEWER - WAIVED COMMENT (2019-08-09): Waive per client request.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 135	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): 3 day appraisal waiver provided however proof that appraisal was delivered to borrower by closing date was not provided. Federal Compliance - TRID Final Closing Disclosure Assumption: CD reflects loan is not assumable however loan is a ARM and non-assumability rider was not provided.	REVIEWER - WAIVED COMMENT (2019-08-26): Waive per client request. REVIEWER - WAIVED COMMENT (2019-08-26): Waive per client request.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 141	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Note includes assumption verbiage which allows assumptions. Final Closing Disclosures indicates loan is not assumable.	REVIEWER - WAIVED COMMENT (2019-08-22): Waive per client request.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 151	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 3.00.	XX months of reserves insufficient to cover 3 months required per guidelines.	BUYER - GENERAL COMMENT (2019-07-05): Please see Final CD - total cash to close minus available assets = sufficient reserves to meet guideline requirement. REVIEWER - GENERAL COMMENT (2019-07-08): Available funds for closing are $XXXX - $XXXX (funds to close) = $XXXX. PITI of $XXXX x 3 = $XXXX. Short reserves of $XX. BUYER - GENERAL COMMENT (2019-07-10): Approved XXXXXX Credit Exception uploaded REVIEWER - WAIVED COMMENT (2019-07-10): Client elects to waive the exception with verified compensation factors	1	2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
[2] State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: New York Subprime Loan: APR on subject loan of 7.72600% or Final Disclosure APR of 7.84900% is in excess of allowable threshold of Prime Mortgage Market Rate 4.07000 + 1.75%, or 5.82000%.  Compliant SubPrime Loan.
																				[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): Counseling Disclosure for NY Subprime was not issued within three days of application. Federal Compliance - TRID Home Loan Toolkit Provided: Home Loan Toolkit Disclosure is not located in file.	BUYER - WAIVED COMMENT (2019-07-05): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-05): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-05): XXXXXX has elected to waive this exception.	State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. Federal Compliance - TRID Home Loan Toolkit Provided: TILA - 1yr affirmative.	Borrower has been self employed for 5 years and in the profession for 7 years. FICO is 665, 25 points > program requirement of 640 LTV is 80%, 5% < maximum program 85%		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 144	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Finance Charge that does not match the actual finance charge for the loan. (FinXX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation disclosure not in file. Unable to determine if compensation was based on a term of the transaction Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure Finance Charge is under disclosed by $200. Itemization of amount financed not in file to confirm please provide compliance report as required per guides.	BUYER - WAIVED COMMENT (2019-07-02): XXXXXX has elected to waive this exception.
BUYER - GENERAL COMMENT (2019-07-03): Please see Compliance Report
REVIEWER - GENERAL COMMENT (2019-07-03): AMC received Mavent Compliance Report, it appears the HOA/Condo Questionaire fee of $250 was not included in the APR calculation.  As it was disclosed in Section C as a required fee by title, it is an APR fee.  If it is not a fee required by the lender or the title company, then it should be disclosed in Section H to be omitted from the APR calculation.
BUYER - GENERAL COMMENT (2019-07-08): Please see INITIAL LE reflecting the $250 condo fee was disclosed in section B
REVIEWER - GENERAL COMMENT (2019-07-09): AMC received LE. The exception is regarding the discrepancy of the finance charge amount. As it appears the HOA/Condo Questionnaire was required by lender as it was disclosed in section B on the LE thus included in APR. Please provide corrected CD, LOE, refund check, and proof of delivery to cure.
BUYER - GENERAL COMMENT (2019-07-10): Please see PCCD, LOX, CHECK LABEL
REVIEWER - CURED COMMENT (2019-07-11): AMC received PCCD, LOE, refund check, and proof of delivery. Exception Cured.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 154	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application. [2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 8.72470% is in excess of allowable threshold of Prime Mortgage Market Rate 3.66000% + 1.75%, or 5.41000%. Compliant SubPrime Loan.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): Counseling Disclosure issuedXX/XX/XXXXut not signed by Borrower until 6/13/19	BUYER - WAIVED COMMENT (2019-07-18): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-07-18): XXXXXX has elected to waive	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	D	D	D	D	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 148	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception. Borrower was previously a self-employed contractor (1099) for XXXX prior to starting XXXX 15 months ago onXX/XX/XXXX vs program requirement of 24 months continuous self-employment.	REVIEWER - WAIVED COMMENT (2019-07-05): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-07-08): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.	XX%% DTI < 43% guideline max Borrower has been self employed for the past 4 years and was previously a 1099 employee with XXXX prior to becoming self employed 15 months ago as President of XXXX Credit score is 739 > program requirement of 680 LTV is 70%, 20% < program maximum of 90%. Reserves are 25.69 months > program requirement of 3 months		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 146	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXXX is less than Guideline minimum loan amount of $150,000.00. [2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Foreclosure / Balance: XX	Loan amount does not meet guideline minimum. Subject property has a Lis Pendens filedXX/XX/XXXX due to Mechanic's Lien that will be paid off with this transaction, borrower also has a foreclosure completedXX/XX/XXXX (32 months) vs program requirement of no foreclosure, bankruptcy, deed in lieu or short sale over the past 48 months at standard LTVs and reserves.	BUYER - GENERAL COMMENT (2019-07-08): The borrower's credit score is 713 and per A6 matrix, page 34 for primary, there is no minimum loan amount.
Primary Residence - 1 - 4 Unit and Condo
FOR CREDIT SCORES OF LESS THAN 650, the minimum loan is $150,000.
REVIEWER - GENERAL COMMENT (2019-07-08): Page 39 reflects Owner Occ and second homes, minimum loan amount is $150,000.00.
BUYER - GENERAL COMMENT (2019-07-09): Please see the uploaded exception which has a counter offer of $145,000 max loan amount.
REVIEWER - WAIVED COMMENT (2019-07-10): Client elects to waive the exception with verified compensation factors
														REVIEWER - WAIVED COMMENT (2019-07-05): Client has elected to waive this exception based on compensating factors.	1				2	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX019) [2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX019)		BUYER - WAIVED COMMENT (2019-07-08): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-08): XXXXXX has elected to waive this exception.	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	DTI is XX%; 18.484% < program maximum of 50%. FICO 713, 33 points > 680 program requirement. Reserves are 118 months, 109 months > program requirement of 110% of the loan + 9 months PITI.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 147	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-07-08): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 152	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 3.00.		REVIEWER - WAIVED COMMENT (2019-07-17): Client elects to waive the exception with verified compensation factors	1				2	[2] State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: New York Subprime Loan: APR on subject loan of 8.12140% or Final Disclosure APR of 8.14000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.10000 + 1.75%, or 5.85000%. Compliant SubPrime Loan.		BUYER - WAIVED COMMENT (2019-07-11): XXXXXX has elected to waive	State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.	XX%DTI on this bank statement documentation loan < 50% guideline max - 11.251% below program guideline maximum FICO is 656, 13 points > program requirement of 640 Paying off subject private balloon mtg of $XXXX		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 160	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The file contained documentation verifying the borrower was provided with a copy of the appraisal onXX/XX/XXXX, which is prior to the appraisal report date ofXX/XX/XXXX. Evidence borrower received a copy of the revised appraisal was not provided.	REVIEWER - GENERAL COMMENT (2019-07-22): Appraisal received by Lender onXX/XX/XXXXer D0054 however this date was prior to the report date of the appraisal of 6/XXXX. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive REVIEWER - GENERAL COMMENT (2019-07-22): No LO compensating disclosure provided. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 172	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application. [2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 6.41660% is in excess of allowable threshold of Prime Mortgage Market Rate 3.84000% + 1.75%, or 5.59000%. Compliant SubPrime Loan.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): Evidence the borrower was provided the counseling disclosure is missing from the loan file.	BUYER - GENERAL COMMENT (2019-07-12): Turned into Subprime on 6-5
REVIEWER - GENERAL COMMENT (2019-07-15): Additional documentation will be required to support the fact the loan became XXXXXX  Subprime on 6/5 and not sooner.   Whereas AMC would typically look to the LE in file to determine the APR at the time the LE was issued, in this case the LE is missing from file.  The 1003 reflects the application was made as an ARM loan with an initial interest rate of 5.96%.  This is further supported by the rate lock in file dated 5/XX19 which also reflects an interest rate of 5.96%.  With a XXXXXX subprime threshold of 3.84% (PMMS) + 1.75% or 5.59%,  the loan appears to have been Subprime from the time of initial application.  Note that the grading on the timing exception is an EV2-B given that while the disclosure was not provided "at application", as specified in the Regulation, it was provided within three days of application, which AMC's outside counsel has agreed to an EV2-B citing.
REVIEWER - GENERAL COMMENT (2019-07-18): Pending TRID review.
BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive
REVIEWER - GENERAL COMMENT (2019-07-15): Additional documentation will be required to support the fact the loan became XXXXXX  Subprime on 6/5 and not sooner.   Whereas AMC would typically look to the LE in file to determine the APR at the time the LE was issued, in this case the LE is missing from file.  The 1003 reflects the application was made as an ARM loan with an initial interest rate of 5.96%.  This is further supported by the rate lock in file dated 5/XX19 which also reflects an interest rate of 5.96%.  With a XXXXXX subprime threshold of 3.84% (PMMS) + 1.75% or 5.59%,  the loan appears to have been Subprime from the time of initial application.  Note that the grading on the timing exception is an EV2-B given that while the disclosure was not provided "at application", as specified in the Regulation, it was provided within three days of application, which AMC's outside counsel has agreed to an EV2-B citing.
REVIEWER - GENERAL COMMENT (2019-07-18): Pending TRID review.
																						BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 155	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application. [2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 7.09110% is in excess of allowable threshold of Prime Mortgage Market Rate 3.51000% + 1.75%, or 5.26000%. Compliant SubPrime Loan.	State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): Disclosure provided onXX/XX/XXXXpplication date 5/1/19.	BUYER - WAIVED COMMENT (2019-07-25): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-07-25): XXXXXX has elected to waive	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 157	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Page 4 of the final CD indicates loan assumption is not allowed yet the Note reflects loan assumption verbiage.	BUYER - WAIVED COMMENT (2019-07-24): XXXXXX has elected to waive	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 158	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $2,500,000.00. [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Tax Liens / Balance: $XXXX	Loan amount of $XXXX exceeds max allowed of $2,500,000. Approved Lender Exception in file. Allow loan to close with IRS Tax lien in a repayment plan vs. program requirement that borrowers must not be subject to a lien that may attach to the subject property. Approved Lender Exception in file.	REVIEWER - WAIVED COMMENT (2019-07-17): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-07-17): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - CHARM Booklet Provided Through Home Loan Toolkit: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:SecondaXX/XX/XXXX)
																				[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $168.00 plus 10% or $184.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Valuation provided to borrower onXX/XX/XXXXet date of appraisal isXX/XX/XXXXFederal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: $11.20 cure provided at closing.	BUYER - WAIVED COMMENT (2019-07-22): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-07-19): XXXXXX has elected to waive		Borrower has 1 closed and 2 open mortgages reporting 0x30 since earliest inception date 8/2007 (1 isolated 30 day in 1/2015). All other credit accounts reporting paid as agreed. Borrower has been self-employed as a Physician for the past 15 years. In addition, he has 19 years self-employment as a Publisher. Credit score is 756, 76 points > program requirement of 680. DTI is XX%, 20.896% < program maximum of 50%. Reserves are 29 months, 13 months > program requirement of 16 months (12 months plus 4 months for 2 mortgaged investment properties).		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 170	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Federal Compliance - TRID Home Loan Toolkit Provided: Home Loan Toolkit disclosure was not provided to the borrower	REVIEWER - GENERAL COMMENT (2019-07-29): Documents provided in trailing docs are for wrong borrower and address. BUYER - WAIVED COMMENT (2019-07-29): XXXXXX has elected to waive	Federal Compliance - TRID Home Loan Toolkit Provided: TILA - 1yr affirmative.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 150	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Approved lender exception doc 374 for DTI of XX% vs. program max 50%.	REVIEWER - WAIVED COMMENT (2019-07-22): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/S-Corp)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Approved lender exception doc 374 for DTI of XX% vs. program max 50%. Federal Compliance - Self-Employed Tax Return Recency - ATR: Loan closedXX/XX/XXXX - Missing 2018 Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.	BUYER - WAIVED COMMENT (2019-07-23): waive REVIEWER - WAIVED COMMENT (2019-07-22): Client has elected to waive this exception based on compensating factors. BUYER - WAIVED COMMENT (2019-07-23): waive BUYER - WAIVED COMMENT (2019-07-24): waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)	1 open mtg. paid as agreed since 9/2012, no late payments in past 63 months, no public records. 25 months reserves vs. program required 3 months. 57.69% LTV vs. program max 85%. 741 credit score vs. program min 700 Borrower self-employed for past 3.42 years, in line of business 5 years. Borrower's overall monthly debt payment decreased by $3,389 per month with this refinance		-	C	C	C	C	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 165	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] State Compliance - Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.
[2] State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.
[2] State Compliance - Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 7.60190% or Final Disclosure APR of 7.64500% is in excess of allowable threshold of APOR 3.87% + 1.5%, or 5.37000%.  Non-Compliant Higher Priced Loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Total Closing Cost exceeded the legal limit. Federal Compliance - TRID Settlement Service Provider Status: Missing documentation	BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-23): XXXXXX has elected to waive this exception.	State Compliance - Maryland Counseling Agencies Disclosure Not in File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Settlement Service Provider Status: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 162	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Guideline Issue - Borrower does not have the minimum active tradelines per guidelines.	Borrower has 1 trade line only that is active and rated 29 months vs program requirement of at least 3 trade lines rated at minimum 12 months with 2 active within 12 months of the credit date.	REVIEWER - WAIVED COMMENT (2019-07-24): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-07-24): XXXXXX has elected to waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.	750 representative FICO score > 640 guideline minimum - 110 points above guideline minimum Borrower has been employed for the past 2.5 years as a Regional Director with XXXX. LTV is 69.93%, 15.07% < program maximum of 85% with 50% DTI Minimal credit user with 1 active account paid as agreed. No public records.		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 153	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $459.65 exceeds tolerance of $50.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $460.00 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation disclosure not provided. Unable to determine if compensation was based on a term of the transaction
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Initial LE reflected a credit report fee of $50 yet the final CD shows $459.65. Lender provided sufficient cure to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee amount of $460.00 exceeds tolerance of $450.00. Sufficient cure was provided to the borrower	BUYER - WAIVED COMMENT (2019-07-26): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 194	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $186.45 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Appraisal reflects an annual expense for HOA of $2,035.00 or $169.58 per month, final disclosure reflects a monthly expense of $16.95. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing	BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception. BUYER - GENERAL COMMENT (2019-08-23): PCCD & LOE provided REVIEWER - CURED COMMENT (2019-08-26): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured. BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 169	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																				[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (FinXX/XX/XXXX)	Federal Compliance - FACTA Disclosure Missing: Borrower did not receive the FACTA credit score disclosure Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations not provided to the borrower Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Disclosure reflects TIP of 170.452% but calculated TIP is 162.377% which is outside of .003% tolerance. Used Index Value = 2.297XX% per Compliance document in file.	BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-07-30): XXXXXX has elected to waive this exception.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 179	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender acknowledged exception to allow attorney letter confirming both parties are in the process of filing for a Petition of Dissolution vs. program requirement of providing a legal Separation Agreement or Divorce Decree	REVIEWER - WAIVED COMMENT (2019-07-27): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $336.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: Loan is an ARM with verbiage allowing assumption. CD indicated not assumable Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: CD reflects $28.00 Lamont ad per the appraisal HOA is 470.00 annually or 39.17 a month.	BUYER - WAIVED COMMENT (2019-08-02): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-02): XXXXXX has elected to waive this exception. BUYER - GENERAL COMMENT (2019-08-02): PCCD and LOE provided REVIEWER - CURED COMMENT (2019-08-05): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum

Credit score is 789, 109 points > program requirement of 680

Per Attorney letter, both parties have agreed to waive maintenance, no child support, XXXX to be awarded to spouse, borrower to retain $XXXX in assets and signed by both parties.

Perfect mortgage history with 3 active mortgage paid as agreed since inception 9/2009. Perfect credit history since inception of earliest account opened 6/2001. No public records

																								Reserves are 110% of the loan amount plus PITI reserves, $XXXX > program requirement of 110% plus 5 months (3 month plus 2 investments)		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 174	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 680.	Lender approved exception to allow FICO of XXX vs program requirement of 680	REVIEWER - WAIVED COMMENT (2019-07-29): Client has elected to waive this exception based on compensating factors.	1	2	[2] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 8.37080% or Final Disclosure APR of 8.40300% is in excess of allowable threshold of Prime Mortgage Market Rate 3.82000 + 1.75%, or 5.57000%. Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: Compliant NY Subprime Loan. Federal Compliance - TRID Final Closing Disclosure Partial Payments: Page 4 of final CD did not disclose whether the loan allows for Partial Payments. Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Cure of $5.00 was reflected, which is insufficient to cure Title - Services Sales Tax of $61.67.	REVIEWER - GENERAL COMMENT (2019-08-05): Timing exception cleared and XXXXXX Subprime exception downgraded to EV2 with comment that loan is compliant. BUYER - WAIVED COMMENT (2019-08-05): waive REVIEWER - GENERAL COMMENT (2019-08-07): Corrected Closing Disclosure received by AMC. Letter of explanation to borrower still required to cure. REVIEWER - CURED COMMENT (2019-08-07): AMC received the corrected PCCD and LOE. BUYER - WAIVED COMMENT (2019-08-05): waive	State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been self-employed for the past 2 years as President of XXXX and has 15 years in the industry. Minimal credit user with all accounts paid as agreed. No collection or public records.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 159	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-07-30): waive BUYER - WAIVED COMMENT (2019-07-30): waive	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 156	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 161	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender acknowledged exception to allow Borrower's company, XXXX, in existence sinceXX/XX/XXXX16 months) vs. program requirement that the borrower must have been continually self-employed for two years	REVIEWER - WAIVED COMMENT (2019-07-31): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-07-31): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.	Borrower has 1 open mortgage reporting 0x30x12 since inception. Credit history reflects paid as agreed since inception of earliest account opened 1/2008, except for one isolated 30 day late 11/2018. No public records Borrower has been in the same line of business for past 20 years (Delicatessen) Credit score is 746, 66 points > program requirement of 680 LTV is 59.701%, 30.299% < program maximum of 90% Reserves are 46.76 months, 43.76 months > program requirement of 3 months		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 167	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 6.40320% is in excess of allowable threshold of Prime Mortgage Market Rate 3.39000% + 1.75%, or 5.14000%. Compliant SubPrime Loan.		BUYER - WAIVED COMMENT (2019-07-31): XXXXXX has elected to waive this exception.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 173	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 166	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $650.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: The final CD does not reflect an amount by which the fees exceeded the legal limit. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The initial LE does not reflect a Survey fee yet the final CD shows a charge in the amount of $650.	BUYER - WAIVED COMMENT (2019-08-05): XXXXXX Elects to waive this exception.
BUYER - WAIVED COMMENT (2019-08-05): XXXXXX Elects to waive this exception.
BUYER - GENERAL COMMENT (2019-08-02): Survey fee of $750 is on the initial LE sec H as reuired by the purXXXXXX contract section 11.  Buyers responsibility to obtain a survey.
REVIEWER - GENERAL COMMENT (2019-08-05): AMC reviewed the exception. The Survey Fee was disclosed on section H on the LE indicating it is an optional service. Please provide COC if available if it was then required by lender. Please provide an attestation if it was then required by chosen provider. If it was an optional service the fee should be placed in section H with an LOE to cure.
BUYER - GENERAL COMMENT (2019-08-06): Please see attached - PCCD, LOE and Shipping Label
REVIEWER - CURED COMMENT (2019-08-07): Letter of Explanation, Proof of Delivery, and Corrected CD provided. Survey Fee moved to Section H. Cure check not required	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 163	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $53.18 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final CD page 3 in the section by which the total closing costs exceeded the legal limit indicates a cure of $3.18. Actual cure is $47.00. No evidence in file that cure was provided to Borrower. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: $3.18 cure provided to the borrower at closing.	BUYER - WAIVED COMMENT (2019-08-05): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-05): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 182	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/XXXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/XXXX, Inc/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/XXXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/XXXX/Partnership)
[2] Federal Compliance - TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section B: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Services Borrower Did Not Shop For (Section B) that does not match sum of fees. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - Before Closing: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed Total Closing Costs (Paid by Borrower Before Closing) that does not match sum of fees. (FinXX/XX/XXXX)	Federal Compliance - Self-Employed Tax Return Recency - ATR: Loan closedXX/XX/XXXX - Missing 2018 Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Loan closedXX/XX/XXXX-  Missing 2018 Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Loan closedXX/XX/XXXX -  Missing 2018 Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Loan closedXX/XX/XXXX -  Missing 2018 Tax Returns The tax returns used were not current based on the closing date. the filing of the extension does not make the stale returns current, it just means the consumer is deferring their filing with the IRS. Specifically the income being used to qualify is not based on recent returns.
Federal Compliance - TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section B: Final CD moved fees from Borrower to Seller paid.  Did not change the total box for section B. Showing $4,916.60 when actual Borrower cost is $466.60
Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - Before Closing: Final CD moved fees from Borrower to Seller paid. Did not change the total box for section B. Showing $4,916.60 when actual Borrower cost is $466.60	BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.
BUYER - WAIVED COMMENT (2019-08-13): XXXXXX has elected to waive this exception.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Borrower Paid Loan Costs Total Section B: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - Before Closing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 171	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-08-06): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 175	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: New York Subprime Loan: APR on subject loan of 6.16460% is in excess of allowable threshold of Prime Mortgage Market Rate 3.63000% + 1.75%, or 5.38000%. Compliant SubPrime Loan.		BUYER - WAIVED COMMENT (2019-08-08): waive	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 168	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow primary residence loan to close in name of LLC	REVIEWER - WAIVED COMMENT (2019-08-07): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: Line 4 of Section F, number of months is blank.	BUYER - WAIVED COMMENT (2019-08-07): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-07): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Credit score is 784, 64 points > program requirement of 720 Excellent payment history, no derogatory accounts LTV is 58.824% < program maximum of 75% Reserves are 34.77 months > program requirement of 6 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 176	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Allow use of LOE and Secretary of State document as proof of 100% business ownership by borrower vs program requirement of acceptable documentation to verify part of the business owned by the borrower	REVIEWER - WAIVED COMMENT (2019-08-07): Client has elected to waive this exception based on compensating factors.	1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $52.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Initial LE reflected a credit report fee of $35 yet the final CD shows a fee of $52. Lender provided a $17 cure to the borrower at time of closing.			Credit score is 719, 39 points > program requirement of 680. DTI is XX%, 24.311% < program maximum of 43%. Re-established credits and no late payment since BK7 discharged in 9/2012. Self-employed for the past 4 years as owner ofXXXX, with 27 years in profession.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 191	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains a Demand Feature. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $330.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Demand Feature: Page 4 of final CD did not select whether the loan contains a demand feature. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Non Escrowed Property cost of Year 1 of $330.00 on final CD is incorrect. HOA dues per appraisal are $300 yearly.	BUYER - WAIVED COMMENT (2019-08-08): XXXXXX has elected to waive this exception. BUYER - GENERAL COMMENT (2019-08-15): PCCD provided REVIEWER - CURED COMMENT (2019-08-16): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured.	Federal Compliance - TRID Final Closing Disclosure Demand Feature: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 192	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 180	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 178	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Origination Compensation disclosure not provided. Unable to determine if compensation was based on a term of the transaction	BUYER - WAIVED COMMENT (2019-08-14): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.	12 months reserves >3 months guideline minimum XX% DTI on this bank statement documentation loan < XX% guideline max - 43% below program guideline maximum		-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 195	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				1				2	[2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.	Federal Compliance - High Cost Indicator Test: Mavent report datedXX/XX/XXXXeflects as a high cost fail.	BUYER - WAIVED COMMENT (2019-08-22): XXXXXX has elected to waive				-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 202	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $3,000,000.00. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.30 is less than Guideline PITIA months reserves of 12.00.	Loan amount of $XXXX exceeds max of $3,000,000. Approved Lender Exception in file. XX months of reserves is insufficient to cover minimum of 12 months required per guidelines.	REVIEWER - WAIVED COMMENT (2019-08-16): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-08-29): Client elects to waive the exception with verified compensation factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the initial appraisal datedXX/XX/XXXXas provided to the borrower.	BUYER - WAIVED COMMENT (2019-08-28): XXXXXX has elected to waive		All tradelines show paid as agreed since earliest account inception date of 8/1998. Borrower has been self-employed for the past 13 years as Vice President of XXXX one of he largest US distributors of wireless devices, accessories and related products. Credit score is 731, 31 points > program requirement of 700. Purchase price is $XXXX Waterfront Contemporary style home in the XXXX with views of XXXX and quite rural like atmosphere among many high end homes..		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 193	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 181	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: Date Issued: XX/XX/XXXX Title - Lender's Title Insurance
[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (FinXX/XX/XXXX)	Miscellaneous Compliance - Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.: Title - Lender's Title Insurance paid to party was left blank. Federal Compliance - TRID Invalid Section B Combinations: Title - Lender's Title Insurance paid to party was left blank.	BUYER - WAIVED COMMENT (2019-08-23): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-22): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-21): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-21): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-08-21): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Invalid Section B Combinations: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	D	D	D	D	D	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 186	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1				2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Allow the use of appraisal report with appraisal transfer letter that does not meet all XXXX Mortgage transfer requirement verbiage Lender will not provide anything further than what is currently documented. Letter is missing borrower name, complete subject property address, Recovco address vs. program requirement that the appraisal transfer letter must meet XXXX guidelines. Approved Lender Exception in file.	REVIEWER - WAIVED COMMENT (2019-08-21): Client has elected to waive this exception based on compensating factors.	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. $0.00	BUYER - WAIVED COMMENT (2019-08-22): XXXXXX elects to waive this exception. SM	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been self employed for the past 27 years as the owner ofXXXX Credit score is 812, 152 points > program requirement of 660. One open mortgage reflects 0x30 since inception 2/2017. Four closed mortgages reflect paid as agreed. Perfect credit history since inception of earliest account opened 9/1991. No public records.		-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	22NQM2 - 185	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception:	Lender approved exception to allow Co-Borrower XXXX to qualify with only one credit score vs program requirement of the lower score for Occupying Borrowers with 2 two valid credit scores.	REVIEWER - WAIVED COMMENT (2019-08-22): Client has elected to waive this exception based on compensating factors.	1				1					17.73 months reserves > 3 months guideline minimum XX% DTI < 50% guideline max 47.36XX% LTV < 85% guideline max FICO is 705 > program requirement of 620 Perfect credit history since inception of earliest account opened 7/2017. No public records.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 183	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%.	Allow funds for down payment coming from borrower's business account vs program requirement that if funds in a business or brokerage account have not been transferred to the Borrowers personal accounts, such funds may not ne included in down payment and closing costs. Lender approved exception for DTI exceeding 50%	REVIEWER - WAIVED COMMENT (2019-08-21): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-08-21): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $670.00 exceeds tolerance of $600.00.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $670.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $670.00 exceeds tolerance of $600.00, a cure of $70.00 was provided for this overage. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cured at closing	BUYER - WAIVED COMMENT (2019-08-22): XXXXXX has elected to waive this exception REVIEWER - WAIVED COMMENT (2019-08-21): Client has elected to waive this exception based on compensating factors. BUYER - GENERAL COMMENT (2019-08-22): Please see Final CD section J reflects $70 lender credit to cure REVIEWER - CURED COMMENT (2019-08-22): SitusAMC received required documents, exception is cured at closing.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been self-employed for the past 6 years as the owner of XXXX Credit score is 643, 3 points > program requirement of 640. No public records. VOR reflects 0x30 since inception 3/15/18		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 184	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	BUYER - WAIVED COMMENT (2019-08-22): XXXXXX has elected to waived this exception.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 189	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-08-27): XXXXXX has elected to waive this exception	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 188	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 3.00.	Lender approved exception to allow reserves to be waived with mortgage payment history of 12 months (0x30x12) vs program requirement of 24 month history (0x30x24)	REVIEWER - WAIVED COMMENT (2019-08-27): Client has elected to waive this exception based on compensating factors.	1				1					XX%DTI < 43% guideline max,XX%below guideline maximum 62.53% LTV < 90% guideline max 718 representative FICO score > 680 guideline minimum Borrower has been self-employed for the past 19 years as the Owner of XXXX, in the same line of business for the past 23 years. One open mortgage reflects paid as agreed since 7/2018. No public records.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 196	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Allow funds for closing to come from business account (due to transaction closing in LLC name) vs program requirement that funds for closing be transferred to borrowers personal bank account. Allow subject to close in borrowers LLC (100% owner of XXXX) vs program requirement to close as a natural person.	REVIEWER - WAIVED COMMENT (2019-09-05): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-09-05): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/948967)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: rojected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 of $18,957.10 that does not match the actual total payment for the loan of $18,693.52.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids of $22,729.26 that does not match amount per month calculation of$25,892.28
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cured at closing	BUYER - GENERAL COMMENT (2019-09-04): PCCD/LOX/Label uploaded. REVIEWER - CURED COMMENT (2019-09-05): Letter of Explanation, Proof of Delivery, Corrected CD provided BUYER - WAIVED COMMENT (2019-09-04): XXXXXX has elected to waive this exception.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	113.32 months reserves > XX months guideline minimum XX% DTI on this full documentation loan < 50% guideline max - XX% below program guideline maximum Borrower has been self employed fr the past 3 years as Owner of XXXX Credit score is 687, 7 points > program requirement of 680 LTV is 70%, 5% < program maximum of 75%. Mortgage history with 1 active mortgage paid as a freed since an isolated 30 day late 5/2016 with no other late payments since inception 3/2006. No public records		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 187	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[1] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Additional CD provided is not final as issue date ofXX/XX/XXXX is prior to the signed date XX/XX/XXXX.	BUYER - WAIVED COMMENT (2019-08-29): waive BUYER - GENERAL COMMENT (2019-08-29): Uploaded PCCD that reflects seller paid fees REVIEWER - GENERAL COMMENT (2019-08-30): Corrected Closing Disclosure, LOE to borrower still required to cure REVIEWER - CURED COMMENT (2019-08-30): Letter of Explanation & Corrected Closing Disclosure provided.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 138	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX) [2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/949836)	Federal Compliance - TRID Final Closing Disclosure Assumption: The Note allows for assumption, but the final Closing Disclosure reflects assumption is not allowed.
																					Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: Final Closing Disclosure disclosed an Estimated Total Monthly Payment for Payment Stream 1 of $1,454.88; calculated Estimated Total Monthly Payment is $1,459.79. Difference is due to Hazard Insurance Policy reflects an annual premium of $1,305.98 or $108.83 per month however, Final Closing Disclosure disclosed the monthly premium as $103.92. Letter of Explanation to the borrowers, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable are required to cure this exception.	REVIEWER - WAIVED COMMENT (2019-08-30): Waive per client request. BUYER - GENERAL COMMENT (2019-09-06): Please see pccd and delivery attached REVIEWER - CURED COMMENT (2019-09-09): Letter of Explanation, Proof of Delivery, Corrected CD provided. Rescission not required to be re-opened as IEAD matched the Final CD	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 199	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																				[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.		BUYER - WAIVED COMMENT (2019-09-10): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-09-10): XXXXXX has elected to waive this exception.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 211	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%. [2] Guideline Issue - Unacceptable assets were used for closing or reserves.	DTI of XX% exceeds max of 43% allowed per guides. Lender did not include all taxes in DTI. Lender acknowledged exception to allow Down payment and closing costs paid with borrower's business funds vs. program requirement that business funds used for down payment and or closing costs must be transferred to borrower's personal account. Approved Lender Exception in file.	REVIEWER - GENERAL COMMENT (2019-09-06): No new information was provided ion trailing docs. REVIEWER - WAIVED COMMENT (2019-09-19): Client elects to waive the exception with verified compensation factors REVIEWER - WAIVED COMMENT (2019-09-05): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $252.00 exceeds tolerance of $228.00 plus 10% or $250.80.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $12.00 exceeds tolerance of $10.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan failed ATR due to DTI of 43.289% exceeding max allowed of 43%. Lender did not include all property taxes into DTI calculation.
Federal Compliance - TRID Home Loan Toolkit Timing: Provide initial disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Total increase of fees in the amount of $252 exceeded the max 10% increase of $250.80.
																					Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Initial LE reflected Flood Cert fee of $10.00 increased to $12.00 without a valid change circumstance. Tolerance exceeded. No evidence cure was provided to borrower.	BUYER - GENERAL COMMENT (2019-09-05): 1907020243 REVIEWER - GENERAL COMMENT (2019-09-06): No new information was provided ion trailing docs. BUYER - GENERAL COMMENT (2019-09-18): Please see uploaded exception REVIEWER - WAIVED COMMENT (2019-09-19): Client elects to waive the exception with verified compensation factors BUYER - WAIVED COMMENT (2019-09-18): XXXXXX has elected to waive	Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.	Borrower has 1 open mortgage paid as agreed since inception 7/2009. No public records. Borrower has been self-employed for the past 25 years as Owner of XXXX Credit score is 733, 53 points > program requirement of 680. Reserves are 9.33 months, 5.33 months > program requirement of 4 months.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 209	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 142	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $500,000.00.	Borrower was qualified with monthly asset depletion income of $XXXX that included the full balances of 2 IRA accounts however, the borrower is not 59 1/2 years-old and XXXX Full Doc guidelines allow only 60% of the current balance to be used for depletion. In addition, the depletion income was calculated over 36 months; the guidelines require assets to be depleted over 120 months. The verified asset depletion income is $XXXX, which results in a DTI of 72.XX%.
Borrowers received $XXXX total cash out at closing, which exceeds the Full Doc guideline maximum of $500,000.00. File is missing the lender's approved exception with verified compensating factors to allow the excessive cash out.	BUYER - GENERAL COMMENT (2019-09-13): Please see Underwriter Income Calculation attached. Funds used from retirement accounts have been reduced to 60% prior to being used in Asset Depletion Calculation. REVIEWER - WAIVED COMMENT (2019-09-27): Lender approved exception to allow the borrower's assets (including cash out proceeds) to be depleted over 36 months vs the guideline required 120 months for asset depletion income. REVIEWER - WAIVED COMMENT (2019-09-27): Lender approved exception to allow $XXXX total cash out at closing, vs the guideline max of $500,000.00.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Proof that revised appraisal was delivered to borrower was not provided. Federal Compliance - TRID Final Closing Disclosure Closing Date: CD closing dateXX/XX/XXXXignedXX/XX/XXXXFederal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: Final CD reflects, yes, there was a change in payoffs. LE reflects $238,551 and Final CD reflects $238,551.27, difference only due to LE rounding.	REVIEWER - WAIVED COMMENT (2019-09-09): Waive per client request. REVIEWER - WAIVED COMMENT (2019-09-09): Waive per client request. REVIEWER - WAIVED COMMENT (2019-09-09): Waive per client request.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	215.56 months reserves > 6 months guideline minimum - (reserves include cash out proceeds) XX% DTI on this Full Doc documentation loan < 50.00% guideline max - XX% below program guideline maximum (DTI was calculated using 36 months for asset depletion vs the guideline required 120 months)		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 200	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 206	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	BUYER - GENERAL COMMENT (2019-09-12): Duplicate exception: Please remove REVIEWER - GENERAL COMMENT (2019-09-12): Unable to clear or remove EV-2 compliance exceptions. BUYER - WAIVED COMMENT (2019-09-16): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-09-12): XXXXXX has elected to waive this exception	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 201	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $519.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 177	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence revised LE received at least 4 business days prior to closing is not provided.	BUYER - WAIVED COMMENT (2019-08-19): waive BUYER - WAIVED COMMENT (2019-08-19): waive BUYER - WAIVED COMMENT (2019-08-19): waive REVIEWER - GENERAL COMMENT (2019-08-20): AMC received Disclosure Summary. Document provided appears to be for the Revised Final LE issued on XXXXXX. Please provide confirmation of receipt for the XXXXXX LE. Thanks REVIEWER - GENERAL COMMENT (2019-08-20): Regraded to EV2-B based on the final LE being received at least 4 days prior to consummation, prior LE received less than 4 days from consummation. BUYER - WAIVED COMMENT (2019-08-21): waive	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 190	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-09-06): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 139	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 50.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	Per XXXX Income Calculation Analysis, the borrowers were qualified with personal bank statement income of $XXXX split between both borrowers that was noted to be derived from XXXX checking account #XXXX. However, the file only contains 4 months of statements for this account. The file does contain 12 months of personal statements for XXXX accounts XXXX , which results in a qualifying income of $XXXX and a DTI of XX%.
Subject purchase loan closed with an LTV of 90.00%, which exceeds the Bank Statement guideline maximum LTV of 85.00% for borrowers with a qualifying FICO score of XXX. File is missing a lender approved exception with verified compensating factors to allow the higher LTV.	BUYER - GENERAL COMMENT (2019-09-06): XXXXXX Statement have not been used in qualifying income. See box on right side of UW Income Calculation Analysis.
REVIEWER - GENERAL COMMENT (2019-09-19): Received duplicate April, March and February XX statements and 4 additional statements for XXXXXXl XXXXXX for a total of 7 months personal statements. Guidelines require 12 months. Still missing XXXXXX XXXXXX statements for September XX, August XX, July XX, June XX, May XX and May XX.

Upon receipt of the missing bank statements, additional conditions may apply.
REVIEWER - WAIVED COMMENT (2019-09-27): Lender approved exception to allow only 7 months of personal statements for the borrower's bank statement income when the guidelines require 12 months.
														REVIEWER - WAIVED COMMENT (2019-09-19): Lender approved exception to allow an LTV of 90% which exceeds the guideline max LTV of 85%.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Assumption: The ARM Rider indicates Assumable, and the CD reflects not Assumable.	REVIEWER - WAIVED COMMENT (2019-09-03): Waive per client request.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	XX% DTI on this Bank Statement documentation loan < 50.00% guideline max - XX% below program guideline maximum Borrowers have residual income of $XXXX Housing payment history clean for 22 months vs guideline requirement of 12 months		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 197	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator disclosure not provided. Unable to determine if compensation was based on a term of the transaction	BUYER - WAIVED COMMENT (2019-09-10): waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 198	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 680.	Lender acknowledged exception: Allow funds for down payment and closing costs coming from borrowers business accounts vs program requirement that if funds in a business bank or brokerage account have not been transferred to the borrowers person accounts, such funds may not be included in down payment and closing funds.	REVIEWER - WAIVED COMMENT (2019-09-05): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-09-05): Client has elected to waive this exception based on compensating factors.	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX019)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX019)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $854.00 exceeds tolerance of $736.00 plus 10% or $809.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received	BUYER - WAIVED COMMENT (2019-09-06): waive BUYER - WAIVED COMMENT (2019-09-06): waive BUYER - WAIVED COMMENT (2019-09-06): waive BUYER - WAIVED COMMENT (2019-09-06): waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																							Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	DTI is XX% 29.XXX2XX% < program maximum of 50% No public records, one closed mortgage reflects paid as agreed Reserves are 110% of the loan amount + 207 months ($XXXXtotal reserves), 200 months > program requirement of reserves of 110% of the loan amount + 7 months (6 months + 1 additional month for additional investment property owned)		-	D	D	D	D	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 213	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] Miscellaneous - Credit Exception:	Lender approved exception for use ot USCIS issued employment Authorization instead of VISA Allow use of EMD $XXXX directly from borrowers business account vs program requirement that if funds in a business bank account such funds may not be included in down payment or closing funds	REVIEWER - WAIVED COMMENT (2019-09-18): Client has elected to waive this exception based on compensating factors. REVIEWER - WAIVED COMMENT (2019-09-18): Client has elected to waive this exception based on compensating factors.	1				2	[2] State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: New York Subprime Loan: APR on subject loan of 7.25780% or Final Disclosure APR of 7.28300% is in excess of allowable threshold of Prime Mortgage Market Rate 3.60000 + 1.75%, or 5.35000%. Compliant SubPrime Loan. [2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Federal Compliance - TRID Home Loan Toolkit Provided: Borrower did not receive a copy of Your Home Loan Toolkit Disclosure	BUYER - WAIVED COMMENT (2019-09-19): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-09-19): XXXXXX has elected to waive this exception.	State Compliance - New York Subprime Home Loan Threshold Fixed Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee. Federal Compliance - TRID Home Loan Toolkit Provided: TILA - 1yr affirmative.	XX% DTI on this Alt documentation loan < 50% guideline max - XX% below program guideline maximum 686 representative FICO score > 640 guideline minimum - 46 points above guideline minimum Borrower has been self-employed for the past 4 years as the Owner of XXXX), in the same line of business for the past 10 years VOR reflects paid as agreed since inception 7/2017. No public records		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 149	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 145	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 6.00.	Verified reserves of XX are insufficient to cover the guideline required reserves of 6 months. XXXX Income Calculation Analysis noted an exception was required for reserves. However file is missing the lender approved exception with verified compensating factors to allow less than the required 6 months of reserves.	BUYER - GENERAL COMMENT (2019-09-17): Please clarify exception. Worksheet reflects income of $XXXX with expenses at $XXXX for primary residence and $XX for liabilities resulting in XX/XX% ratios. XXXXXX has positive cash flow of $XXX using current lease agreement for gross rents and applying to Schedule E for expenses and depreciation. (See Page 2 of attachment). $XXX positive cash flow from REO is not used in qualifying income. REVIEWER - WAIVED COMMENT (2019-10-04): Lender approved exception to allow XX months reserves when the guidelines require 6 months.	1				1					Borrower has residual income of $XXXX Housing payment history clean for 52 months		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 140	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Credit Calculation / Analysis - Missing Document: Alternative Credit Documentation not provided	File contains an e-mail from the Broker that states an internet fee, electricity and test message fee are included as part of the phone bill however, 24 month verification of the phone bill was not provided. In addition, file contains a 12-month bank statement printout that was translated from Chinese to US dollars however, the printout does not verify account ownership and any payments reflected on this printout cannot be verified as belonging to the borrower.	BUYER - GENERAL COMMENT (2019-09-18): please see exception
REVIEWER - GENERAL COMMENT (2019-09-27): Received a lender exception to waive the foreign national credit report requirement. However, the guidelines require 3 credit reference letters translated to English to verify a 24-month history for each account, if a foreign national credit report is not obtained.

If XXXXXX is also waiving the 3 credit reference letters, then the exception must state that. Exception remains.
BUYER - GENERAL COMMENT (2019-09-27): please see exception
REVIEWER - WAIVED COMMENT (2019-09-27): No credit references were provided for the foreign national borrower. Lender approved exception to waive the foreign national alternative credit documentation as required by XXXXXX foreign national guidelines.	1	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - FACTA Disclosure Missing: Not applicable. Federal Compliance - TRID Final Closing Disclosure Assumption: Non-Assumability Rider to the Note was not provided at the time of audit review. Federal Compliance - TRID Final Closing Disclosure Closing Date: Consumer(s) Final CD disclosed Closing Date XX/XX/XXXX, however consummation took place on XX/XX/XXXX as indicated by wet signature(s).	REVIEWER - WAIVED COMMENT (2019-09-05): Waive per client request. REVIEWER - WAIVED COMMENT (2019-09-04): Waive per client request. REVIEWER - WAIVED COMMENT (2019-09-04): Waive per client request.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative	XX%DTI on this Full documentation loan < 50.00% guideline max - XX%below program guideline maximum Borrower has residual income of $XXXX		-	D	D	D	D	D	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 164	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)
																				[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: The Inital Escrow statement shows and initial deposit of $5821.64, and monthly payments of $957.80. The Final CD has the initial deposit as $5,744.54, and monthly payments of $973.22. Federal Compliance - TRID Final Closing Disclosure Assumption: The note contains assumption language, and the Final CD indicates the loan is not assumable. Federal Compliance - TRID Final Closing Disclosure Closing Date: The closing date listed on the final CD isXX/XX/XXXXand the loan closed on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2019-10-10): Waived at client request REVIEWER - WAIVED COMMENT (2019-10-10): Waived at client request REVIEWER - WAIVED COMMENT (2019-10-10): Waived at client request	Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 210	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Initial closing disclosure was electronically received prior to the assume date of the final revised loan estimate	BUYER - WAIVED COMMENT (2019-09-23): XXXXXX has elected to waive this exception.	Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 204	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	[1] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (FinXX/XX/XXXX)
																				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $519.00 exceeds tolerance of $505.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Property Value: Final CD indicates value at $500,000. Appraisal and Desk Review indicate value at $635,000	REVIEWER - CURED COMMENT (2019-09-23): Letter of Explanation & Corrected Closing Disclosure provided.	Federal Compliance - TRID Final Closing Disclosure Property Value: TILA - 1yr affirmative			-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	22NQM2 - 208	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TIL Higher Priced Mortgage Loan Safe Harbor: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (FinXX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Missing evidence borrower was provided the LO Compensation Disclosure at time of application. Federal Compliance - TRID Final Closing Disclosure Assumption: Page 4 of the final CD reflects Assumption is allowed yet the Note does not include assumption verbiage.	BUYER - WAIVED COMMENT (2019-09-23): XXXXXX Elects to waive this exception. BUYER - WAIVED COMMENT (2019-09-23): XXXXXX Elects to waive this exception. BUYER - WAIVED COMMENT (2019-09-23): XXXXXX Elects to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																							Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 207	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	BUYER - WAIVED COMMENT (2019-09-20): XXXXXX has elected to waive this exception. BUYER - WAIVED COMMENT (2019-09-20): XXXXXX has elected to waive this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																							EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 212	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Loan amount discrepancy.: Note loan amount of $XXXX exceeds Guideline loan amount of . [2] Guideline Issue - LTV/CLTV <= 5%	Lender acknowledged exception to allow loan amount of $XXXX vs program maximum of $3,000,000 Lender acknowledged exception to allow LTV of 74.545% vs. program maximum of 70%	REVIEWER - WAIVED COMMENT (2019-09-12): Client elects to waive with compensating factors REVIEWER - RE-GRADED COMMENT (2019-09-12): Client elects to waive with compensating factors REVIEWER - WAIVED COMMENT (2019-09-17): Client elects to waive with compensating factors	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (Harris,Neil Neil Patrick Harris, Inc/S-Corp)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX019)	Federal Compliance - Self-Employed Tax Return Recency - ATR: Personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX.	BUYER - WAIVED COMMENT (2019-09-17): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-09-17): XXXXXX has elected to waive BUYER - WAIVED COMMENT (2019-09-17): XXXXXX has elected to waive	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $XXXX,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Guideline variance approved by lender at time of origination. Reserves are 278 months and program requirement of 12 months

Guideline variance approved by lender at time of origination. Borrower has been a self-employed successful mainstream actor for the past 25 years including the role of "XXXX" on the television series of the same name and "XXXX" on the television series "XXXX"

Guideline variance approved by lender at time of origination. Credit score is 786, 66 points > program requirement of 720

																								Guideline variance approved by lender at time of origination. Two open mortgages reflect 0x30 since inception of earliest opened 12/2015. 7 closed mortgages reflect paid as agreed. Perfect credit history since inception of earliest account opened 5/1999. No public records.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 205	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Transaction Date: XX/XX/XXXX	Hazard Insurance Policy Effective Date XX/XX/XXXX, Transaction Date: XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2019-09-13): Provide a certified copy of the Final Settlement Statement to confirm actual disbursement date.
BUYER - GENERAL COMMENT (2019-09-27): This file does not include a HUD-1 to be certified.

Transaction was as owner occupied.

CD was included in original upload.
REVIEWER - GENERAL COMMENT (2019-09-30): No additional information provided in trailing docs.
REVIEWER - GENERAL COMMENT (2019-09-30): Effective dateXX/XX/XXXXs after consummation date 8/XX19. Please provide a corrected HOI policy.
BUYER - GENERAL COMMENT (2019-10-01): Uploaded For Review: Exception for Effective Date of HOI after closing.
No Claims Attestation.
Disaster Report confirming no damage to subject.
														REVIEWER - WAIVED COMMENT (2019-10-02): Client elects to waive the exception with verified compensation factors	1				1					102.38 months reserves > 3 months guideline minimum by 99.38 mon XX%DTI on this J8 documentation loan < 50% guideline max - XX%below program guideline maximum CDAIR in file with inspection date of XX/XX/XXXX showing no damage. LTV is 80%, 5% < program maximum of 85%		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	22NQM2 - 203	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $795.00 exceeds tolerance of $600.00.  Sufficient or excess cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: Letter of Explanation and Corrected CD received.  Cure check for $195 and Proof of delivery still required to cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $795.00 exceeds tolerance of $600.00. Missing proof of valid change, insufficient or no cure was provided to the borrower.	BUYER - GENERAL COMMENT (2019-09-17): Uploaded For Review-PCCD-LOX-Label
BUYER - GENERAL COMMENT (2019-09-17): Uploaded For Review-LOX-Label-Check-PCCD
REVIEWER - GENERAL COMMENT (2019-09-19): Letter of Explanation and Corrected CD received.  Cure check for $195 and Proof of delivery still required to cure.
REVIEWER - CURED COMMENT (2019-09-19): Letter of Explanation & Corrected Closing Disclosure provided
REVIEWER - CURED COMMENT (2019-09-20): AMC received refund check. Exception Cured.
BUYER - GENERAL COMMENT (2019-09-17): Uploaded For Review-PCCD-LOX-Label
REVIEWER - GENERAL COMMENT (2019-09-19): Letter of Explanation and Corrected CD received.  Cure check for $195 and Proof of delivery still required to cure.
BUYER - GENERAL COMMENT (2019-09-19): Uploaded For Review: Label & Check.
Please note that the check is not a separate upload, it is attached to Label
																						REVIEWER - CURED COMMENT (2019-09-20): AMC received refund check. Exception Cured.	Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B